ReliaStar Life Insurance Company and its Separate Account N
Supplement dated February 24, 2005 to your current variable annuity contract Prospectus dated February 24, 2005

This supplement amends certain information contained in the most recent variable annuity contract prospectus. Please read it carefully and keep it with your variable annuity contract prospectus for future reference.

______________________________________________________________________

The "Trading - Industry Developments" sub-section of the prospectus and prospectus summary, as applicable, is hereby deleted and replaced with the following:
Trading - Industry Developments

Like many financial services companies, ReliaStar Life Insurance Company ("ReliaStar") and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares which are available through its variable insurance products or are offered separately. ING U.S. has cooperated fully with each request.

Internal Review

In addition to responding to regulatory and governmental requests, management of ING U.S., on its own initiative, has conducted, through independent special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING U.S. insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties, ING U.S. investment professionals and other ING U.S. personnel. The internal review related to mutual fund trading is now substantially completed. Of the millions of customer relationships that ING U.S. maintains, the internal review identified several isolated arrangements through which third parties were allowed to engage in frequent trading of mutual funds within ING U.S. variable insurance and mutual fund products. The internal review also identified other circumstances where frequent trading occurred despite measures taken by ING U.S. which were intended to combat market timing. Each of these arrangements has been terminated and was fully disclosed to regulators. The results of the internal review were also reported to the independent trustees of ING Funds (U.S.).

More specifically, these arrangements included the following:

  ING U.S. has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds (U.S.), entered into formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.

  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds (U.S.). One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

  ReliaStar entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4 p.m. Central Time. In 2001, ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING U.S. were terminated and/or disciplined in connection with these matters.

X.ENCORE-05	Page 1 of 2	February 2005

    In 1998, Golden American Life Insurance Company (currently known as ING USA Annuity and Life Insurance Company) entered into an arrangement permitting a broker-dealer to frequently trade up to certain specific limits in a fund available through one of its variable annuity products. No employee responsible for this arrangement remains at ING U.S.

  Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. The ING U.S. companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

  ING U.S. is committed to conducting its businesses with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, management of ING U.S. was disappointed that its voluntary internal review identified the situations described above. Viewed in the context of the breadth and magnitude of its business as a whole, management does not believe the ING U.S. companies had systemic ethical or compliance issues in these areas. Nonetheless, given management's refusal to tolerate any lapses, the steps noted below have been taken, and it continues to seek opportunities to further strengthen the internal controls of the ING U.S. businesses.

Commitment to Customers

    ING U.S. has agreed with the ING Funds (U.S.) to indemnify and hold harmless the ING Funds (U.S.) from all damages resulting from wrongful conduct by ING U.S. or its employees or from ING U.S.'s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING U.S. management believes that the total amount of any indemnification obligations will not be material to ING U.S. or its businesses.

ING U.S. updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

  The ING Funds (U.S.), upon a recommendation from ING U.S., updated their respective Codes of Ethics applicable to investment professionals with ING U.S. entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds (U.S.) that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds (U.S.).

  ING U.S. instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds (U.S.) sold to the public through financial intermediaries. ING U.S. does not make exceptions to these policies.

ING U.S. reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Requests for Information from New York Attorney General

  As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory focus, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

X.ENCORE-05	Page 2 of 2	February 2005

  CONTRACT PROSPECTUS - FEBRUARY 24, 2005

  The Contracts. The contracts described in this prospectus are individual fixed and variable deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). We issue two series of contracts, the flexible premium series and the transfer premium series. They are issued to you, the contract owner, on a nonqualified basis ("nonqualified contracts"), or in connection with retirement arrangements qualifying for special treatment under section 403(b) ("403(b) contracts") or section 408 ("IRA contracts") of the Internal Revenue Code of 1986, as amended (Tax Code).

  Why Reading this Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if a contract is right for you. Please read this prospectus carefully and keep it for future reference.

  Table of Contents ... page 3

  Investment Options. The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is only available with flexible series contracts. When we establish your contract you instruct us to direct purchase payments to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

  The Funds

  Franklin Small Cap Value Securities Fund (Class 2)

  ING American Century Select Portfolio (Service Class)

  ING American Century Small Cap Value Portfolio (Service Class)

  ING Baron Small Cap Growth Portfolio
  (Service Class)

  ING Fidelity® VIP Contrafund® Portfolio (Service Class)

  ING Fidelity® VIP Equity Income Portfolio (Service Class)

  ING Fidelity® VIP Growth Portfolio (Service Class)

  ING Fidelity® VIP Mid Cap Portfolio (Service Class)

  ING Goldman Sachs® Capital Growth Portfolio (Service Class)*

  ING JPMorgan Fleming International Portfolio (Service Class)

  ING JPMorgan Mid Cap Value Portfolio
  (Service Class)

  ING Julius Baer Foreign Portfolio (Adviser Class)

  ING Legg Mason Value Portfolio (Service Class)

  ING Marsico Growth Portfolio (Adviser Class)

  ING Mercury Large Cap Growth Portfolio (Adviser Class)

  ING MFS Capital Opportunities Portfolio (Service Class)

  ING MFS Total Return Portfolio (Adviser Class)

  ING OpCap Balanced Value Portfolio (Service Class)

  ING Oppenheimer Global Portfolio (Service Class)

  The Funds (Continued)

  ING Oppenheimer Strategic Income Portfolio (Service Class)

  ING PIMCO Total Return Portfolio
  (Service Class)

  ING Salomon Brothers Aggressive Growth Portfolio (Service Class)

  ING Salomon Brothers Fundamental Value Portfolio (Service Class)

  ING Salomon Brothers Investors Value Portfolio (Service Class)

  ING Salomon Brothers Large Cap Growth Portfolio (Service Class)

  ING Stock Index Portfolio (Institutional Class)

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

  ING T. Rowe Price Equity Income Portfolio (Adviser Class)

  ING T. Rowe Price Growth Equity Portfolio (Service Class)

  ING UBS U.S. Large Cap Equity Portfolio (Service Class)

  ING Van Kampen Comstock Portfolio
  (Service Class)

  ING Van Kampen Equity and Income Portfolio (Service Class)

  ING Van Kampen Growth and Income Portfolio (Adviser Class)

  ING VP Financial Services Portfolio
  (Class I)

  ING VP Global Science and Technology Portfolio (Class I)

  ING VP Growth and Income Portfolio (Class I)

  ING VP Growth Portfolio (Class I)

  ING VP Index Plus MidCap Portfolio
  (Class I)

  The Funds (Continued)

  ING VP Intermediate Bond Portfolio
  (Class I)

  ING VP International Equity Portfolio (Class I)

  ING VP International Value Portfolio
  (Class I)

  ING VP MagnaCap Portfolio (Class I)

  ING VP MidCap Opportunities Portfolio (Class I)

  ING VP Money Market Portfolio (Class I)**

  ING VP Natural Resources Trust (Class I)

  ING VP Real Estate Portfolio (Class I)

  ING VP Small Company Portfolio (Class I)

  ING VP SmallCap Opportunities Portfolio
  (Class I)

  ING VP Strategic Allocation Balanced Portfolio (Class I)

  ING VP Strategic Allocation Growth Portfolio (Class I)

  ING VP Strategic Allocation Income Portfolio (Class I)

  ING VP Value Opportunity Portfolio (Class I)

  Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

  Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Main Street Small Cap Fund®/VA

  PIMCO VIT Real Return Portfolio (Administrative Class)

  Pioneer Equity Income VCT Portfolio (Class I)

  Pioneer High Yield VCT Portfolio
  (Class I)

  Wanger Select

  Wanger U.S. Smaller Companies

  * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

  **Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available during the right to cancel period in states that require a refund of purchase payments. See "Right to Cancel."

CONTRACT PROSPECTUS - FEBRUARY 24, 2005 (continued)

  Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the prior page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

  Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 14, in Appendix II-Description of Underlying Funds and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

  Fixed Interest Options.

    Fixed Account D (available only for flexible premium series contracts)
    DCA Fixed Account (for dollar cost averaging only)

  Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in Appendix I to this prospectus.

  Availability of Features. Not all features or riders are available in all states. The contracts are not available for sale in New York. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

  Getting Additional Information. You may obtain the February 24, 2005, Statement of Additional Information (SAI) about the separate account without charge by calling us at 1-877-884-5050 or writing us at the address listed in the "Contract Overview-Questions: Contacting the Company" section of the prospectus. The Securities and Exchange Commission (SEC) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 47 of this prospectus. The SAI is incorporated into this prospectus by reference.

  Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

  The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

2

TABLE OF CONTENTS

Contract Overview:	4
Contract Design
Who's Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase	5
Fee Table	6
Condensed Financial Information	14
Investment Options	14
Transfers Among Investment Options	15
Purchase and Rights	18
Right to Cancel	19
Fees	20
Your Contract Value	24
Withdrawals	26
Loans	27
Systematic Withdrawals	27
Death Benefit	28
The Income Phase	31
Taxation	34
Other Topics	41

  The Company - Separate Account N - Contract Distribution - Payment of Commissions - Payment Delay or Suspension - Performance Reporting - Reports to Owners - Voting Rights - Contract Modifications - Involuntary Terminations - Legal Matters and Proceedings - Trading - Industry Developments

Contents of the Statement of Additional Information	47

Appendix I - The Fixed Accounts	48
Appendix II - Description of Underlying Funds	51
3

Contract Overview

  Questions: Contacting the Company. To answer your questions, contact your sales representative, write or call us at our administrative service center or write or call the distributor of the contracts, our affiliated company.

  Administrative Service Center:

  ING Service Center

  P.O. Box 5050

  Minot, North Dakota 58702-5050

  1-877-884-5050

  Our administrative service center has primary responsibility for administering the contracts and the separate account. The administrative services we provide include, but are not limited to, contract issuance, record maintenance, customer service, valuation and reporting.

  Distributor of the contracts:

  ING Financial Advisers, LLC

  151 Farmington Avenue

  Hartford, Connecticut 06156

  Sending Forms and Written Requests in Good Order.

  If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

  We can only act upon requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional detail.
Contract Design

  The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term "contract" in this prospectus refers to individual fixed and variable annuity contracts.

Who's Who

  You: The individual who purchases the contract.

  Contract Holder: The person to whom we issue the contract. Generally, you. The contract holder has all rights under the contract.

  We (the Company): ReliaStar Life Insurance Company. We issue the contract.

  For greater detail, please review "Purchase and Rights."

The Contract and Your Retirement Plan

  The contracts may be issued on a nonqualified basis, or for use with retirement arrangements under Tax Code sections 403(b), 408, or 408A of the Tax Code.

  Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a Tax Code section 403(b) contract or an IRA under Tax Code section 408), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

Contract Facts

  Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right To Cancel."

  Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase, including, if you elect, the optional Return of Purchase Payment Death Benefit or the Annual Stepped Up Death Benefit. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

  Withdrawals. During the accumulation phase you may withdraw all or part of your contract value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals" and "Appendix I - The Fixed Accounts."

4

  Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your contract, while retaining the contract in the accumulation phase. See "Systematic Withdrawals."

  Loans. If allowed by the contract, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See "Loans."

  Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

  Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

  Issue Date. The date that we issue the contract.

  Contract Anniversary. Certain features of the contract rely upon your contract anniversary. The contract anniversary is the same day and month as the issue date of the contract, each year that the contract remains in effect.

  Contract Year. Certain features of the contract rely upon calculation of the contract year. The contract year is each 12-month period starting with the issue date of the contract and each contract anniversary thereafter.

Contract Phases
I. The Accumulation Phase (accumulating dollars under your contract)

  STEP 1: You provide us with your completed application and initial purchase payment. We issue a contract to you and credit the contract with your initial purchase payment.

  STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

    Fixed Interest Options; or
    Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

  STEP 3: Each subaccount you select purchases shares of its assigned fund.

Payments to Your Contract
Step 1 â
ReliaStar Life Insurance Company
(a) â	Step 2	(b) â
Fixed Interest Options	Separate Account N Variable Investment Options
The Subaccounts
A	B	Etc.
â	Step 3	â
Mutual Fund A	Mutual Fund B

  II. The Income Phase (receiving income phase payments from your contract)

  When you want to begin receiving payments from your contract you may select from the options available (see "The Income Phase"). In general, you may:

    Receive income phase payments over a life time or for a specified period;

    Select an option that provides a death benefit to beneficiaries; and

    Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

5
Fee Table

  In this Section:

    Maximum Contract Owner Transaction Expenses
    Annual Contract Charge
    Separate Account Annual Expenses
    Fees Deducted by the Funds
    Hypothetical Examples

  Also see the "Fees" section for:

    How, When and Why Fees are Deducted
    Reduction, Waiver and/or Elimination of Certain Fees
    Premium and Other Taxes
    Optional Death Benefit Rider Charges

  The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

  Maximum Contract Owner Transaction Expenses

  Early Withdrawal Charge (as a percentage of purchase payments)[1] 7%

  Partial Withdrawal Processing Fee[2] $25.00

  Transfer Charge[3] $25.00

  Loan Processing Fee[4] $25.00

  Loan Interest Rate Spread (per annum)[5] 3.0%

  Fund Redemption Fees[6] may vary by fund

  1 The early withdrawal charge for contracts applies to each purchase payment and reduces over time. In certain cases this charge may not apply to a portion or all of your withdrawal. These fees may be waived, reduced or eliminated in certain circumstances. See "Early Withdrawal Charge" in the "Fees" section.

  2 The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25, including partial withdrawals made as a part of a systematic withdrawal program. We are not currently applying this fee. See "Early Withdrawal Charge" in the "Fees" section. See also "Systematic Withdrawals."

  3 The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right to assess a $25 charge on any transfer or to limit the number of transfers.

  4 This is the maximum fee we would charge. We are not currently charging this fee. See "Loans."

  5 This is the maximum difference between the rate charged and the rate credited on loans under the contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. As of February 24, 2005, we are charging a rate of 5.5% per annum and crediting 3% per annum. These rates are subject to change. See "Loans."

  .

  6 If applicable, we may deduct the amount of any redemption fees imposed by the funds as a result of withdrawals, transfers, or other transactions. See "Fees - Fund Redemption Fees."

6

  The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

  Annual Contract Charge[7] $35

  Separate Account Annual Expenses

  (as a percentage of average contract value)

  Return of

  Purchase Annual

  Standard Payment Stepped Up

  Death Death Death

  Benefit Benefit Benefit

  Mortality & Expense Risk Charge[8]......... 1.40% 1.40% 1.40%

  Administrative Expense Charge[9]............ 0.20% 0.20% 0.20%

  Return of Purchase Payment Death

  Benefit Rider[10] .............................. n/a 0.05% n/a

  Annual Stepped Up Death Benefit Rider[10] n/a n/a 0.25%

  Total Separate Account Charges........... 1.60% 1.65% 1.85%

  7 This is the annual contract charge for the flexible premium series. The contract charge for transfer series contracts is $30. We reserve the right to waive the annual contract charge in certain circumstances. See "Fees - Annual Contract Charge."

  8 Mortality and Expense Risk charges are deducted daily.

  9 The administrative expense charge will be deducted proportionately from amounts invested in the subaccounts on a quarterly basis, and at time of a full contract withdrawal.

  10 The charge for the Return of Purchase Payment Death Benefit Rider or the Annual Stepped Up Death Benefit Rider will be deducted proportionally from all your investment options, including any fixed interest options, on a quarterly basis, and at time of a full contract withdrawal.

  The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' fiscal year ended December 31, 2003 without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees and other expenses)	Minimum 0.28%	Maximum 1.65%

7
Fees Deducted by the Funds

  Using this information.   The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fees and expense information regarding the funds was provided by the funds. Except for the ING funds, neither the funds nor their advisers are affiliated with the Company.

  How Fees are Deducted. Fund fees are not deducted from the contract value. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

Fund Expense Table(1)
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Franklin Small Cap Value Securities Fund (Class 2) (2)	0.57%	0.25%	0.19%	1.01%	-	1.01%
ING American Century Select Portfolio (Service Class) (3)(4)	0.64%	-	0.27%	0.91%	-	0.91%
ING American Century Small Cap Value Portfolio (Service Class) (5)(6)	1.00%	-	0.65%	1.65%	0.10%	1.55%
ING Baron Small Cap Growth Portfolio (Service Class) (5)(6)	0.85%	-	0.65%	1.50%	0.05%	1.45%
ING Fidelity® VIP Contrafund® Portfolio (Service Class) (7)(8)(9)(10)(11)	0.58%	0.25%	0.40%	1.23%	-	1.23%
ING Fidelity® VIP Equity Income Portfolio (Service Class) (7)(8)(9)(10)(11)	0.48%	0.25%	0.39%	1.12%	-	1.12%
ING Fidelity® VIP Growth Portfolio (Service Class) (7)(8)(9)(10)(11)	0.58%	0.25%	0.39%	1.22%	-	1.22%
ING Fidelity® VIP Mid Cap Portfolio (Service Class) (7)(8)(9)(10)(11)	0.58%	0.25%	0.42%	1.25%	-	1.25%
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (5)	0.85%	-	0.45%	1.30%	-	1.30%
ING JPMorgan Fleming International Portfolio (Service Class) (5)	0.80%	-	0.45%	1.25%	-	1.25%
ING JPMorgan Mid Cap Value Portfolio (Service Class) (5)	0.75%	-	0.60%	1.35%	-	1.35%
ING Julius Baer Foreign Portfolio (Adviser Class)(12)(13)(14)	1.00%	0.25%	0.25%	1.50%	-	1.50%
ING Legg Mason Value Portfolio (Service Class)(12)(15)	0.81%	-	0.25%	1.06%	-	1.06%
ING Marsico Growth Portfolio (Adviser Class) (12)(13)(14)(15)	0.79%	0.25%	0.25%	1.29%	-	1.29%
ING Mercury Large Cap Growth Portfolio (Adviser Class) (12)(13)(14)	0.80%	0.25%	0.25%	1.30%	-	1.30%
ING MFS Capital Opportunities Portfolio (Service Class) (5)	0.65%	-	0.50%	1.15%	-	1.15%
ING MFS Total Return Portfolio (Adviser Class) (12)(13)(14)(15)	0.64%	0.25%	0.26%	1.15%	-	1.15%
ING OpCap Balanced Value Portfolio (Service Class) (5)	0.80%	-	0.45%	1.25%	-	1.25%
ING Oppenheimer Global Portfolio (Service Class) (4)	0.60%	-	0.31%	0.91%	-	0.91%
ING Oppenheimer Strategic Income Portfolio (Service Class) (16)	0.50%	-	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Service Class) (5)	0.50%	-	0.60%	1.10%	-	1.10%
8
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) (5)	0.70%	-	0.38%	1.08%	-	1.08%
ING Salomon Brothers Fundamental Value Portfolio (Service Class) (5)	0.90%	-	0.45%	1.35%	-	1.35%
ING Salomon Brothers Investors Value Portfolio (Service Class) (5)	0.80%	-	0.45%	1.25%	-	1.25%
ING Salomon Brothers Large Cap Growth Portfolio (Service Class) (3)	0.64%	-	0.45%	1.09%	-	1.09%
ING Stock Index Portfolio (Institutional Class) (12) (14) (17)	0.27%	-	0.01%	0.28%	-	0.28%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class) (3) (4)	0.64%	-	0.27%	0.91%	-	0.91%
ING T. Rowe Price Equity Income Portfolio (Adviser Class) (12) (13) (14) (15)	0.68%	0.25%	0.26%	1.19%	-	1.19%
ING T. Rowe Price Growth Equity Portfolio (Service Class) (5)	0.60%	-	0.40%	1.00%	-	1.00%
ING UBS U.S. Large Cap Equity Portfolio (Service Class) (5)	0.70%	-	0.40%	1.10%	-	1.10%
ING Van Kampen Comstock Portfolio (Service Class) (5) (6)	0.60%	-	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Service Class) (3) (4)	0.55%	-	0.27%	0.82%	-	0.82%
ING Van Kampen Growth and Income Portfolio (Adviser Class) (12) (13) (14) (15)	0.68%	0.25%	0.26%	1.19%	-	1.19%
ING VP Financial Services Portfolio (Class I) (18) (19) (20)	0.75%	-	0.15%	0.90%	-	0.90%
ING VP Global Science and Technology Portfolio (Class I) (21) (22)	0.95%	-	0.15%	1.10%	-	1.10%
ING VP Growth and Income Portfolio (Class I) (21)	0.50%	-	0.10%	0.60%	-	0.60%
ING VP Growth Portfolio (Class I) (21) (22)	0.60%	-	0.11%	0.71%	-	0.71%
ING VP Index Plus MidCap Portfolio (Class I) (21) (22)	0.40%	-	0.10%	0.50%	-	0.50%
ING VP Intermediate Bond Portfolio (Class I) (21)	0.40%	-	0.10%	0.50%	-	0.50%
ING VP International Equity Portfolio (Class I) (21) (22)	0.85%	-	0.53%	1.38%	-	1.38%
ING VP International Value Portfolio (Class I) (18) (19) (20)	1.00%	-	0.45%	1.45%	-	1.45%
ING VP MagnaCap Portfolio (Class I) (18) (19) (20) (23)	0.75%	-	0.39%	1.14%	-	1.14%
ING VP MidCap Opportunities Portfolio (Class I) (18) (19) (20)	0.75%	-	0.46%	1.21%	0.31%	0.90%
ING VP Money Market Portfolio (Class I) (21)	0.25%	-	0.10%	0.35%	-	0.35%
ING VP Natural Resources Trust (Class I) (24)	1.00%	-	0.61%	1.61%	0.43%	1.18%
ING VP Real Estate Portfolio (Class I) (18) (19) (20)	0.80%	-	0.45%	1.25%	0.20%	1.05%
ING VP Small Company Portfolio (Class I) (21) (22)	0.75%	-	0.10%	0.85%	-	0.85%
ING VP SmallCap Opportunities Portfolio (Class I) (18) (19) (20)	0.75%	-	0.32%	1.07%	-	1.07%
ING VP Strategic Allocation Balanced Portfolio (Class I) (21) (22)	0.60%	-	0.14%	0.74%	-	0.74%
ING VP Strategic Allocation Growth Portfolio (Class I) (21) (22)	0.60%	-	0.15%	0.75%	-	0.75%
ING VP Strategic Allocation Income Portfolio (Class I) (21) (22)	0.60%	-	0.14%	0.74%	-	0.74%
ING VP Value Opportunity Portfolio (Class I)(21) (22)	0.60%	-	0.10%	0.70%	-	0.70%
9
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	0.50%	-	0.35%	0.85%	-	0.85%
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)	0.75%	-	0.33%	1.08%	-	1.08%
Oppenheimer Aggressive Growth Fund/VA	0.68%	-	0.02%	0.70%	-	0.70%
Oppenheimer Main Street Small Cap Fund®/VA	0.75%	-	0.26%	1.01%	-	1.01%
PIMCO VIT Real Return Portfolio (Administrative Class) (25)	0.25%	-	0.41%	0.66%	-	0.66%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	-	0.13%	0.78%	-	0.78%
Pioneer High Yield VCT Portfolio (Class I)	0.65%	-	0.24%	0.89%	-	0.89%
Wanger Select	0.95%	-	0.20%	1.15%	-	1.15%
Wanger U.S. Smaller Companies	0.93%	-	0.06%	0.99%	-	0.99%
Footnotes to the "Fund Expense Table"
(1)

  The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2)

  The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.

(3)

  Effective December 1, 2004, Management (Advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.70% to 0.64% for ING Salomon Brothers Large Cap Growth Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

(4)

  Effective December 1, 2004, the administrative fees included in Other Expenses have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

(5)	Other Expenses include a Shareholder Services fee of 0.25%.
(6)

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.

(7)

  This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. Because the Portfolios are new, Other Expenses are estimated for the current fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(8)

  Each of the VIP Contrafund Portfolio, VIP Growth Portfolio, VIP Equity Income Portfolio, and VIP Mid Cap Portfolio pays FMR a management fee for advisory expenses at current asset levels of the Master Funds of 0.58%, 0.58%, 0.48%, and 0.58%, respectively. Pursuant to its investment management agreement with the Fund, ILIAC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.58%, 0.58%, 0.48%, and 0.58% of average daily net assets for ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity Income Portfolio, and ING Fidelity® VIP Mid Cap Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ILIAC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company,

(9)

  Service Class 2 shares of each Master Fund pay 0.25% of average net assets annually under a Distribution and Service Plan pursuant to Rule 12b-1. Shareholders of the Service Class 2 shares of the Master Funds, including the Portfolios, pay only their proportionate share of the Master Fund's Rule 12b-1 plan expenses.

10
(10)

  Included in Other Expenses is a Shareholder Services fee of 0.25%. Each of the VIP Contrafund Portfolio, VIP Growth Portfolio, VIP Equity Income Portfolio and VIP Mid Cap Portfolio paid Other Expenses of 0.10%, 0.09%, 0.09% and 0.12%, respectively, of average net assets during the most recent fiscal year. In addition, while a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Fund, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.14% 0.14% and 0.17%, respectively, of average daily net assets for ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity Income Portfolio, and ING Fidelity® VIP Mid Cap Portfolio, if the respective Portfolio does not invest substantially all of its assets in another investment company. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(11)

  FMR has voluntarily agreed to reimburse Service Class 2 shares of each Master Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time. A portion of the brokerage commissions that each Master Fund pays may be reimbursed and used to reduce that Master Fund's expenses. In addition, through arrangements with each Master Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would be 0.90%, 0.81%, 0.89%, and 0.93% for VIP Contrafund, VIP Equity Income, VIP Growth, and VIP Mid Cap, respectively. Taking these reductions into account, the total operating expenses for Service Class shares of ING Fidelity® VIP Contrafund® Portfolio, ING Fidelity® VIP Growth Portfolio, ING Fidelity® VIP Equity Income Portfolio, and ING Fidelity® VIP Mid Cap Portfolio would be 1.20%, 1.19%, 1.11% and 1.23%, respectively.

(12)

  This table shows the estimated operating expenses of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. Other Expenses include a Shareholder Services fee of 0.25%. Effective January 1, 2004, the management fee structure for ING Legg Mason Value Portfolio was revised.

(13)

  Directed Services, Inc. had contractually agreed to waive 0.10% of the distribution fee for Adviser Class shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15% through December 31, 2004. Including this fee reduction, Net Annual Fund Operating Expenses would have been 1.40% for ING Julius Baer Foreign Portfolio; 1.19% for ING Marsico Growth Portfolio; 1.20% for ING Mercury Large Cap Growth Portfolio; 1.05% for ING MFS Total Return Portfolio; 1.09% for ING T. Rowe Price Equity Income Portfolio and ING Van Kampen Growth and Income Portfolio.

(14)

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

(15)

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the Net Annual Fund Operating Expenses for the year ended December 31, 2003 would have been 1.05% for ING Legg Mason Value Portfolio; 1.17% for ING Marsico Growth Portfolio; 1.04% for ING MFS Total Return Portfolio; 1.08% for ING T. Rowe Price Equity Income Portfolio; and 1.05% for ING Van Kampen Growth and Income Portfolio. This arrangement may be discontinued at any time.

(16)

  Based on estimated expenses for the current fiscal year. Included in Other Expenses is a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fees and/or reimburse Shareholder Services fees for the Portfolio so that the Net Annual Fund Operating Expenses for the Portfolio does not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

(17)	Because the Portfolio is new, expenses are estimated.
(18)

  The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Financial Services and ING VP Real Estate Portfolios these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Financial Services and ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(19)

  ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses. Other Expenses are based on estimated amounts for the current fiscal year.

(20)

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.10% for ING VP Financial Services Portfolio; 0.45% for ING VP International Value Portfolio; 0.24% for ING VP MagnaCap Portfolio; and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(21)

  The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

11
(22)

  ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(23)

  Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses in the above table exclude a one-time merger fee of 0.05% incurred in connection with the merger of another investment company into ING VP MagnaCap Portfolio.

(24)

  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC, adjusted for contractual changes, if any, is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limit is 2.50%. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING VP Natural Resources Trust to 1.18% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. For further information regarding the Fund's fees and expenses see the Fund's prospectus.

(25)	Ratio of expenses to average net assets excluding interest expense is 0.65%. Interest expense is generally incurred as a result of investment management activities.
12

  Hypothetical Examples

  The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses including the maximum annual contract charge of $35 (converted to a percentage of assets equal to 0.28%), and fund fees and expenses. Specifically, the Examples assume election of the Annual Stepped Up Death Benefit.

  Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds available as listed in the "Total Annual Fund Operating Expenses" column in the fund expense table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,257	$2,215	$3,049	$5,905	$626	$1,835	$3,049	$5,905

  Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds available as listed in the "Total Annual Fund Operating Expenses" column in the fund expense table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire contract value at the end of the applicable time period:				(B) If you do not withdraw your entire contract value or if you select an income phase payment option at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,123	$1,840	$2,469	$4,947	$493	$1,481	$2,469	$4,947
13
Condensed Financial Information

  Understanding Condensed Financial Information. As of the date of this prospectus, we had not begun selling the contracts and the subaccounts did not have any assets attributable to the contracts. Therefore, no condensed financial information is presented herein.

Investment Options

  The contracts offer variable investment options and up to two fixed interest options. Fixed Account D is available in flexible premium series contracts only.

  Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

    Mutual Fund (fund) Descriptions: We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our administrative service center at the address and phone number listed in "Contract Overview-Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

  Selecting Investment Options

    Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

    Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

    Be informed. Read this prospectus, the fund prospectuses and Appendix I.

  Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See "Other Topics-Contract Modifications - Addition, Deletion or Substitution of Fund Shares." We may also discontinue the availability of fixed interest options for new purchase payments and/or for transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states.

  Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your contract. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

  Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

  Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

  "Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

14

    Mixed-bought for annuities and life insurance.

    Shared-bought by more than one company.

  Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds which are involved in the conflict.

Transfers Among Investment Options

  Transfers among the fixed interest options are subject to the following conditions:

    During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to Fixed Account D (for flexible premium series contracts).

    Amounts may be transferred from the DCA Fixed Account to one or more subaccounts only, and requires participation in the dollar cost averaging program.

    The DCA Fixed Account is only available for purchase payments.

    Transfers to the DCA Fixed Account are not allowed.

    The amount available for transfer from Fixed Account D to the subaccounts is limited (see Appendix I).

    Fixed Account D is available only through flexible premium series contracts.

    The DCA Fixed Account may be available under both types of contracts.

  We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers, as well as establish minimum and maximum amounts for transfers. We also reserve the right to transfer the entire amount remaining in a subaccount in the event that a transfer request would bring this remaining amount below a specified amount.

  Transfer Requests. Requests may be made in writing, by telephone (where allowed) and under the dollar cost averaging and automatic reallocations programs.

  Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

  Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

  We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

  1. exceeds our then-current monitoring standard for frequent trading;

  2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

  3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders,

15

  we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and Internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

  Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders or, as applicable, to all contract holders investing in the underlying fund.

  In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

  The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

  Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our administrative service center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

  Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a "telephone reallocation" form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

  The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

  Currently, under this program you may elect one of the following transfer options:

  DCA Fixed Account. You may direct us to automatically transfer amounts invested in the DCA Fixed Account to any one or more of the subaccounts over a specified period of time. Transfers from the DCA Fixed Account to Fixed Account D are not allowed. Only purchase payments may be allocated to the DCA Fixed Account.

    Transfers from the DCA Fixed Account are made on a monthly basis.

    We reserve the right to limit your participation in the DCA Fixed Account to once over the life of the contract.

    Currently, transfers of substantially equal amounts are made over a period of six or twelve months. Other periods may also be available from time to time.

16

    You may have only one dollar cost averaging term at any one time.

    The minimum initial deposit to a DCA Fixed Account term is $5,000.

    If the dollar cost averaging program is discontinued prior to the end of the chosen term, the remaining balance of the DCA Fixed Account will be transferred to Fixed Account D if available under your contract. If Fixed Account D is not available, then such amounts will be transferred to the money market subaccount, unless you direct otherwise.

    If the contract owner dies while dollar cost averaging from the DCA Fixed Account and the surviving spouse elects to continue the contract, the dollar cost averaging program will continue according to its terms, and the DCA Fixed Account will remain available for allocation of purchase payments, subject to any restrictions on the program.

  Dollar cost averaging from the DCA Fixed Account will be automatically discontinued in the event that:

    Death benefit proceeds become payable;

    The contract is terminated; or

    The contract owner elects to begin receiving income phase payments.

  Interest Only. You may direct us to automatically transfer credited interest only from amounts invested in Fixed Account D (for flexible premium series contracts) to any one or more of the subaccounts.

    Only automatic transfers of 100% of interest earned are allowed, and transfers to the DCA Fixed Account are not allowed. We will only transfer interest that is earned after your have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

    To elect transfers of this type, your contract value must be at least $10,000 and the Fixed Account D value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account D value becomes less than $5,000.

  Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. Dollar cost averaging may be subject to additional restrictions or requirements. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

  We reserve the right to discontinue, modify or suspend the dollar cost averaging program.

  The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your contract value to match the investment allocations you originally selected by transferring contract values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only contract values invested in the subaccounts may be rebalanced. We automatically transfer your contract value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

  There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each contract year. You are eligible to participate in this program if your contract value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in "Contract Overview-Questions: Contacting the Company." You must choose the applicable subaccounts and the percentage of contract value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

  You may instruct us at any time to terminate this program by written request to us at the address listed in "Contract Overview - Questions: Contacting the Company." Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of contract value.

We reserve the right to discontinue, modify or suspend the account rebalancing program.

  Transfers from the Fixed Accounts. Transfers from Fixed Account D are limited. For more information on transfers from the fixed interest options, see "Appendix I, The Fixed Accounts," and your contract.

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Purchase and Rights

  Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a Tax Code Section 403(b) contract or an IRA contract under Tax Code Section 408), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities may provide other features and benefits (such as the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Valuation Date: A day that the New York Stock Exchange is open for trading.

  How to Purchase.

  The contract holder may purchase a contract from us by completing an application and making an initial purchase payment or transferring an amount from another investment provider. Upon our approval we will issue a contract and set up an account.

For nonqualified contracts, the following purchase payment methods are allowed: One lump sum; Periodic payments; or Transfer under Tax Code section 1035.
For IRA and 403(b) contracts, the following purchase payment methods are allowed: One lump sum; Periodic payments; or Rollover or transfer payments, as permitted by the Tax Code.

  The minimum periodic purchase payment amount we will accept under the flexible premium series is $50.

  The minimum amount we will accept as an initial transfer under the transfer premium series for 403(b) contracts is $25,000. The minimum amount we will accept as an initial transfer under the transfer premium series for nonqualified and IRA contracts is $10,000. The minimum amount we will accept as a subsequent transfer into the transfer premium series contract is $5,000.

  We reserve the right to reject any purchase payment to an existing contract if the purchase payment exceeds $250,000, or if the purchase payment together with the contract value at the next valuation date exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

  Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

  Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

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  Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the ING VP Money Market portfolio during the right to cancel period, plus five calendar days. See "Right to Cancel." Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

  Factors to Consider in the Purchase Decision. The decision to purchase in a contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

    Long-Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

    Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.

    Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

  4. Exchanges - If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Right to Cancel

  When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

  Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. We will not deduct an early withdrawal charge, annual contract charge, administrative expense charge, or any rider charges from the amount we return to you. However, any mortality and expense risk charge deducted during the period you held the contract will not be returned. If your state requires, we will refund all purchase payments made, if that amount is higher than your contract value.

  For contracts issued in states that require a refund of all purchase payments made or if your contract is issued as an IRA or Roth IRA, we will credit the initial purchase payment to the ING VP Money Market portfolio during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the contract value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

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Fees

  The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

  MAXIMUM TRANSACTION FEES

  Early Withdrawal Charge

  Withdrawals of all or a portion of your contract value may be subject to a charge.

  Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract.

  Types of Fees

  There are three types of fees or deductions that may affect your contract.

  TRANSACTION FEES

    Early Withdrawal Charge
    Annual Contract Charge
    Transfer Charge
    Fund Redemption Fees

  FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

    Mortality and Expense Risk Charges
    Administrative Expense Charge
    Optional Death Benefit Rider Charges

  FEES DEDUCTED BY THE FUNDS

    Investment Advisory Fees
    Other Expenses

Years from Receipt of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)[1]
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more	7% 6% 4% 0%
[1]For 403(b) flexible series contracts only, and all contracts issued in the State of Utah, the early withdrawal charge is 0% after the tenth contract year.

  Withdrawal Charge Applicable to Fixed Interest Options. The value of purchase payments allocated to Fixed Account D and the DCA Fixed Account are included in the calculation of the withdrawal charge upon partial or full withdrawal of amounts from the contract. However, the portion of the withdrawal charge attributable to the amount withdrawn from Fixed Account D will be waived. The amount that will be waived will be equal to the withdrawal charge as calculated above, multiplied by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn. There is no waiver applicable to amounts withdrawn from the DCA Fixed Account.

  Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

  First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we assume earnings are withdrawn first, followed by amounts attributable to purchase payments, with the "oldest" purchase payments withdrawn first.

  For example: If your initial purchase payment was made two years ago, we will deduct an early withdrawal charge equal to 4% of the portion of that purchase payment subject to a withdrawal charge. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your contract in the order they were received.

  Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

    Used to provide income phase payments to you;

    Paid due to the contract owner's death during the accumulation phase;

    Paid due to your disability (as defined in the Tax Code and subject to the restrictions below);

    Paid due to separation from service with your employer after age 55 (available beginning five years from the issue date, for 403(b) contracts only);

    Paid when the contract owner has been diagnosed with a terminal illness (subject to the restrictions below);

    Paid due to extended confinement in a licensed hospital or qualified long term care facility (subject to the restrictions below);

    Paid upon termination of your contract by us (see "Other Topics - Involuntary Terminations").

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  Disability Waiver. Waiver of the early withdrawal charge for disability is subject to the following conditions. We will waive the early withdrawal charge when you: (1) are legally permitted to make a withdrawal; (2) become disabled within the meaning of Tax Code section 72(m)(7) (as amended) after the issue date of the contract; (3) are receiving Social Security disability or state long-term disability benefits; and (4) notify us in writing of the disability prior to receiving the withdrawal.

  This waiver may be subject to other limitations described in your contract.

  Extended Confinement Waiver. Waiver of the early withdrawal charge in the event of extended confinement is subject to the following conditions. We will waive the early withdrawal charge when you are legally permitted to make a withdrawal if you have been confined to a licensed hospital or a qualified long term care facility for a period of at least sixty (60) consecutive days prior to your request and after the issue date of the contract. We will require satisfactory proof of such confinement, as provided in your contract.

  To qualify, a licensed hospital must be (1) licensed as a hospital by the state in which it is located; (2) supervised by a staff of licensed physicians; and (3) operate primarily for the care and treatment of sick and injured inpatients for a charge. A long term care facility includes (1) a skilled nursing facility; (2) an intermediate care facility; or (3) a residential care facility. The long term care facility must be (1) licensed by an appropriate licensing agency to provide nursing care; (2) provide 24-hour-a-day nursing services; (3) have a doctor available for emergency situations; 4) have a nurse on duty or on call at all times; (5) maintain clinical records; and (6) have appropriate methods for administering drugs. A long term care facility does not include (1) an institution that primarily treats drug addiction or alcoholism; (2) a home for the aged or mentally ill; (3) a community living center; or (4) an institution that primarily provides residency or retirement care.

  This waiver may be subject to other limitations described in your contract.

  Terminal Illness Withdrawal. Where allowed by law, if you develop a terminal illness, you may request a full withdrawal of the unloaned contract value equal to the death benefit (including, if applicable, the death benefit due under one of the optional death benefit riders). In order for this benefit to be paid, the diagnosis of the terminal illness must occur prior to entering the income phase, and notice acceptable to us must be received prior to entering the income phase and during your lifetime.

  Exercise of this provision is subject to the following conditions. We must receive notice that you have been diagnosed with a terminal illness by a physician licensed to practice medicine and treat illness or injury in the state which the treatment is received and who is acting within the scope of that license. At our expense, we reserve the right to have a physician of our choice examine you, and reserve the right to rely upon the diagnosis of a physician we choose. For purposes of this provision, notice of terminal illness means a written statement, signed by a physician, that: a) gives the physician's diagnosis of your noncorrectable medical condition; (b) includes documentation supported by clinical, radiological or laboratory evidence of the condition; and (c) states that, within reasonable medical certainty, the noncorrectable medical condition will result in your death in six (6) months or less from the date of the notice.

  Only one withdrawal may be made under this provision. The withdrawal will be paid in lieu of any other benefit payable under the contract. No benefit will be paid if your terminal illness is the result of self-inflicted injuries. This provision may be subject to other limitations described in your contract.

  For 403(b) contracts, this withdrawal is only available if you otherwise are allowed to make a withdrawal under Tax Code section 403(b)(11). See "Taxation."

  10% Free Out. During any contract year the contract owner may withdraw a portion of the contract value without a early withdrawal charge.

  For each contract year, the amount available for withdrawal without an early withdrawal charge will equal amounts attributable to earnings, plus eligible purchase payments. Eligible purchase payments include all purchase payments not subject to the early withdrawal charge, plus 10% of the remaining purchase payments at the beginning of a contract year that are still subject to an early withdrawal charge, plus 10% of purchase payments received during that contract year.

  Partial Withdrawal Processing Fee. We reserve the right to charge a partial withdrawal processing fee not to exceed the lesser of $25 or 2% of the amount withdrawn. We are not currently applying this fee.

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  Annual Contract Charge

  Maximum Amount. $30.00 for transfer premium series contracts, $35.00 for flexible premium series contracts.

  When/How. Each year during the accumulation phase we deduct this fee from your contract value invested in the subaccounts. We deduct it on your contract anniversary and at the time of full withdrawal.

  Purpose. This fee reimburses us for our administrative expenses related to the establishment and maintenance of your contract.

  Waiver. We reserve the right to waive the annual contract charge under certain circumstances such as if your contract value exceeds $50,000 on the date this fee is to be deducted. However, we reserve the right to reinstate the fee on contracts qualifying for this waiver.

  Transfer Charge

  Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

  Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

  Fund Redemption Fees

  If applicable, we may deduct the amount of any redemption fees imposed by funds as a result of withdrawals, transfers or other transactions initiated by a contract owner, beneficiary or payee. Redemption fees, if any, are separate and distinct from early withdrawal charges and are not included in the determination of any withdrawal charge limit or any withdrawal charge waiver. As of the date of this prospectus, none of the funds available under the contract have imposed such fees; however, you should refer to the fund prospectuses for current information on such fees.

  FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

  Mortality and Expense Risk Charges

  Maximum Amount. The amount of this charge, on an annual basis, is equal to 1.40% of the daily value of amounts invested in the subaccounts. This charge is deducted daily.

  Purpose. This fee compensates us for mortality and expense risks we assume under the contracts.

    The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the contracts.

    The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

  If the amount we deduct for this fee is not enough to cover our mortality and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

  Administrative Charge

  Maximum Amount. The maximum administrative charge under the contract is equal to 0.20% of the daily value of amounts invested in the subaccounts. It is deducted quarterly and at time of a full withdrawal.

  Purpose. This charge helps defray the cost of providing administrative services under the contract and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

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  Optional Death Benefit Rider Charges.

  In addition to the standard death benefit, you may purchase one of two optional death benefit riders that you may elect at issue, subject to state availability. There is an additional charge if you have selected the Return of Purchase Payment Death Benefit or Annual Stepped Up Death Benefit. Unlike the base mortality and expense charge, these charges are deducted quarterly from amounts invested in the fixed accounts and the subaccounts. Charges for these optional death benefit riders is as follows:

  Return of Purchase Payment Death Benefit: 0.05% assessed on the daily contract value and deducted proportionally from all investment options, on a quarterly basis.

  Annual Stepped Up Death Benefit: 0.25% assessed on the daily contract value and deducted proportionally from all investment options, on a quarterly basis.

  See "Death Benefit" for further details on the optional death benefit riders.

  REDUCTION OR ELIMINATION OF CERTAIN FEES

  When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the maintenance and expense risk charge, the contract charge, or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

    The size and type of group to whom the contract is offered;

    The type and frequency of administrative and sales services provided;

    The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

    Any other circumstances which reduce distribution or administrative expenses.

  The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

  The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances.

  FEES DEDUCTED BY THE FUNDS

  Maximum Amount. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

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  When/How. A fund's fees and expenses are not deducted from your contract value. Instead, they are reflected in the daily value of fund shares which, in turn, will affect the daily value of the subaccounts.

  Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.

  PREMIUM AND OTHER TAXES

  Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

  When/How. We reserve the right to deduct a charge for premium taxes from your contract value or from purchase payments to the contract at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the contract value immediately before you commence income phase payments, as permitted or required by applicable law.

  In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Contract Value

  During the accumulation phase your contract value at any given time equals:

    The current dollar value of amounts invested in the subaccounts; plus

    The current dollar value of amounts invested in the fixed interest options, including interest earnings to date; plus

    The current dollar value of amounts equal to the outstanding loan balance that is segregated as security for a loan; less

    Prior withdrawals (including early withdrawal charges); less

    Applicable taxes.

  Subaccount Accumulation Units. When you select a fund as an investment option, you invest in "accumulation units" of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charges. We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.
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  Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

    The net assets of the fund held by the subaccount as of the current valuation; minus

    The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

    Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

    The total value of the subaccount's units at the preceding valuation; minus

    A daily deduction for the mortality and expense risk charges and any other fees deducted daily from investments in the separate account, if any. See "Fees."

  The net investment rate may be either positive or negative.

  Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your contract is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment
Step 1: You make an initial purchase payment of $5,000.	Step 1 â
ReliaStar Life Insurance Company
Step 2:	Step 2 â

    You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

    You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).
Separate Account N
Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
â	Step 3	â
Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

  Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Contract. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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Withdrawals

  Taxes, Fees and Deductions

  Amounts withdrawn may be subject to one or more of the following:

    Early Withdrawal Charge
    Annual Contract Charge (see "Fees-Annual Contract Charge")
    Processing Fee
    Tax Penalty (see "Taxation")
    Tax Withholding (see "Taxation")
    Fund Redemption Fees
    Optional Death Benefit Rider Charges (see "Fees-Optional Death Benefit Rider Charges")

  To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Redemption Fees

  If applicable, we may deduct the amount of any redemption fee imposed by a fund as a result of withdrawals, transfers or other transactions you initiate. Redemption fees, if any, are separate and distinct from "withdrawal charges" and are not included in the determination of any withdrawal charge limit or any withdrawal charge waiver. See "Fees."

  Withdrawal Value: Your contract value less any outstanding loan balance and any applicable withdrawal charges.

  Subject to any applicable retirement plan or Tax Code restrictions (see "Withdrawal Restrictions" below), you may withdraw all or a portion of your withdrawal value invested in the subaccounts at any time during the accumulation phase. Withdrawals from amounts in the fixed interest options may be subject to additional restrictions. See "Appendix I - Fixed Accounts."

  Steps for Making A Withdrawal

    Select the withdrawal amount.

    Full and Partial Withdrawals: You may request withdrawal of either:

    A gross amount, in which case the applicable early withdrawal charge and taxes will be deducted from the gross amount requested; or

    A specific amount after deduction of the applicable early withdrawal charge and taxes.

    Partial Withdrawal: Requests for partial withdrawals are subject to the following conditions:

    The minimum amount of any partial withdrawal must be $1,000;

    The contract value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;

    We may charge a processing fee equal to the lesser of $25 or 2% of the amount withdrawn;

    Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an contract value; and

    You must properly complete a disbursement form and deliver it to our administrative service center.

  Withdrawal Restrictions.

  Some plans may have other limits on withdrawals, other than or in addition to those listed below.

    Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 591/2, severance from employment, or financial hardship of the following:

  (1) Salary reduction contributions made after December 31, 1988; and

  (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

    Participants in the Texas Optional Retirement Program. You may not receive any distribution before retirement, except upon becoming disabled, as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

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  Calculation of Your Withdrawal. We determine your contract value every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your contract value as of the next valuation date after we receive a request for withdrawal in good order at our administrative service center.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

  Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued (where applicable), a loan may be available from the contract value prior to your election of an income phase payment option or the annuitant's attainment of age 701/2. Additional restrictions may apply under the Tax Code or due to our administrative practices. Loans are not allowed from nonqualified contracts or IRA contracts.

  A loan may be requested by properly completing the loan request form and submitting it to our Administrative Office. Read the terms of the loan agreement before submitting any request.

  Charges. Loans may be subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Systematic Withdrawals

  A systematic withdrawal is a series of automatic partial withdrawals from your contract based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the contract value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

  Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematical withdrawal options from time to time.

  Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative at the number listed in "Contract Overview-Questions: Contacting the Company."

  Features of a Systematic Withdrawal

  A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

  Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our administrative service center.

  Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% or $25.

  Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 591/2 may also be subject to a 10% federal tax penalty. If you are concerned about tax implications, consult a qualified tax adviser.

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Death Benefit

  This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

  Terms to Understand

  Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

  Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

  Contingent Beneficiary: The person(s) or entity(ies) designated to receive death benefit proceeds under the contract if no beneficiary is alive when the death benefit is due.

  Death Benefit Valuation Date: The valuation date following the date we receive both proof of your death and the beneficiary's written request in a form which we approve for either a lump sum payment or an income phase payment option. Please contact our administrative service center to learn what information is required for a request for payment of the death benefit to be in good order. Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

  Definitions. The following terms are used in this section:

  Adjusted Purchase Payment Total. An amount equal to the amount of the first purchase payment, plus subsequent purchase payments, minus a pro-rata share of partial withdrawals. For each partial withdrawal, the Adjusted Purchase Payment Total is reduced pro-rata by multiplying it by the fraction of A divided by B (A/B), where:

  1. A is the contract value immediately after a partial withdrawal; and

  2. B is the contract value immediately before a partial withdrawal.

  Highest Anniversary Value. An amount calculated under the Annual Stepped Up Death Benefit. On the date the contract is issued, it is equal to the initial purchase payment. Thereafter, the Highest Anniversary Value is calculated on each contract anniversary and is increased by the amount of each subsequent purchase payment and reduced pro-rata for each subsequent partial withdrawal. The pro-rata adjustment for each partial withdrawal is equal to the Highest Anniversary Value as of that date, multiplied by the fraction A divided by B, (A/B), where:

  1. A is the contract value immediately after a partial withdrawal; and

  2. B is the contract value immediately before a partial withdrawal.

  Example:

  If you request a $40,000 withdrawal when your account value is $125,00 and your Highest Anniversary Value is $120,000, then

  A = $125,000 - $40,000 = $85,000

  B = $125,000

  A/B = $85,000/$125,000 = 0.68

  Therefore the Highest Anniversary Value after the withdrawal is $120,000 x 0.68, or $81,600.

  On each contract anniversary prior to the contract owner's 81st birthday, the Highest Anniversary Value will be equal to the greater of the current Highest Anniversary Value or the contract value on the date of the contract anniversary. After you reach your 81st birthday, the Highest Anniversary Value will be the Highest Anniversary Value that was calculated on the last contract anniversary prior to your 81st birthday.

  The following example illustrates the application of the Highest Anniversary Value.

  If your initial purchase payment is $100,000, then your Highest Anniversary Value initially is $100,000. If on your next contract anniversary your account value has grown to $115,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $115,000 as long as you are under age 81. If you then submit a $5,000 premium deposit, your Highest Anniversary Value is adjusted upward by $5,000 to $120,000. If in the same year you then request a $40,000 withdrawal and your account value has increased to $125,000 (but your Highest Anniversary Value is still $120,000), then

A = $125,000 - $40,000 = $85,000 B = $125,000 A/B = $85,000/$125,000 = 0.68 Therefore your Highest Anniversary Value after the withdrawal is $120,000 x 0.68, or $81,600.
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  If on your next contract anniversary your account value has grown to $90,000 and no additional premium or partial withdrawals occurred, then your Highest Anniversary Value is reset to $90,000, unless you are age 81 or older. Once you turn age 81 your Highest Anniversary Value is locked in and will not continue to reset.

  When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder dies, or in the case of a contract owned by a non-natural person, like a trust, when the annuitant dies.

  Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists, or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate. If you have a nonqualified contract and there are joint owners, death benefit proceeds are paid first to the surviving joint owner. If there is no surviving joint owner, then death benefit proceeds are payable to the beneficiaries you have named as described above. In addition, for nonqualified contracts, if the designated beneficiary is the contract owner's surviving legal spouse, the surviving legal spouse has the option to continue the contract as the contract owner.

  Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see "Contract Overview-Questions: Contacting the Company"), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

  Death Benefit Riders. There are two death benefit riders available under the contract, the Return of Purchase Payment Death Benefit Rider and the Annual Stepped Up Death Benefit Rider. There is an additional charge for the Return of Purchase Payment and Annual Stepped Up Death Benefit Riders, and you may only elect one of the riders.

  Standard Death Benefit

  If you (for contracts owned by a natural person), or the annuitant (for contracts owned by a non-natural person) die prior to the income phase, the person you have chosen to be your beneficiary will receive a death benefit. The death benefit will be the contract value less any outstanding loan. If the death benefit is triggered by the death of the annuitant, a withdrawal charge will apply, if applicable. For contracts owned by a natural person, if the annuitant dies and is not the same as the contract owner, the contract owner will automatically be named as the new annuitant and no death benefit will be payable.

  Return of Purchase Payment Death Benefit Rider

  Charge. There is an extra charge if you elect the Return of Purchase Payment Death Benefit Rider, equal to 0.05% of your average daily contract value. This charge is deducted quarterly from the subaccounts and fixed interest options in proportion to each available investment option's proportionate percentage of total contract value as of the valuation date immediately preceding the date of deduction.

  Election. The Return of Purchase Payment Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

  1. The entire withdrawal value of the contract is withdrawn;

  2. Death benefit proceeds become payable under the contract;

  3. The contract is terminated in accordance with its provisions; or

  4. Income phase payments begin.

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  Death Benefit Amount. If you elect the Return of Purchase Payment Death Benefit Rider, the amount of the death benefit is the greater of A or B, less any outstanding loan balance, where

  1. A is the contract value on the Death Benefit Valuation Date; and

  2. B is the Adjusted Purchase Payment Total.

  Annual Stepped Up Death Benefit Rider

  Charge. There is an extra charge if you elect the Annual Stepped Up Death Benefit Rider, equal to 0.25% of your average daily contract value. This charge is deducted quarterly from the subaccounts and fixed interest options in proportion to each available investment option's proportionate percentage of total contract value as of the valuation date immediately preceding the date of deduction.

  Election. The Return of Purchase Payment Death Benefit Rider may be elected only on the date the contract is issued, and will remain in effect until:

  1. The entire withdrawal value of the contract is withdrawn;

  2. Death benefit proceeds become payable under the contract;

  3. The contract is terminated in accordance with its provisions; or

  4. Income phase payments begin.

  Death Benefit Amount. If you elect the Annual Stepped Up Death Benefit Rider, the amount of the death benefit is equal to the greater of A, B, or C (less any outstanding loan balance), where:

  A is the contract value on the Death Benefit Valuation Date; and

  B is the Adjusted Purchase Payment Total; and

  C is the Highest Anniversary Value.

  Payment of the Death Benefit Before Income Phase Payments Begin:

  The beneficiary may choose one of the following three methods of payment:

  (1) Receive a lump-sum payment; or

  (2) Apply some or all of the death benefit to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary's life expectancy or any period certain greater than the beneficiary's life expectancy); or

  (3) Any other distribution method acceptable to us.

  The timing and manner of payment are subject to the Tax Code's distribution rules (see "Taxation-Required Minimum Distributions"). In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder's or annuitant's death or the entire contract value must be distributed within five years of the contract holder's or annuitant's date of death. An exception to this provision for nonqualified contracts applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract. Please see your contract for more details.

  Requests for payment of the death benefit in a lump-sum will be paid within seven days following the next valuation date after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

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  Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See "Taxation."

The Income Phase

  During the income phase you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

  Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

    Payment start date;

    Income phase payment option (see the income phase payment options table in this section); and

    Choice of fixed, variable or a combination of both fixed and variable payments.

  Your contract will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected a required minimum distribution method, we will provide an income phase payment option to you at age 85, unless you notify us otherwise in writing. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

  What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender (under some contracts), contract value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

  Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

  Variable Payments. Amounts funding your variable income phase payments will be held in the available subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See "Contract Overview-Questions: Contacting the Company."

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

  Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

  If you select a 31/2% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 31/2% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 31/2%, after deduction of fees. For more information about selecting and assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview-Questions: Contacting the Company."

  Minimum Payment Amounts. Income phase payments may be made monthly unless we agree to a different payment schedule. We reserve the right to change the frequency of either fixed or variable payments so that each payment will be at least $50 per month or $250 per year. We reserve the right to increase the minimum first payment amount, if allowed by state law, based on increases reflected in the consumer price index urban (CPI-U) since July 1, 1993.

  If the contract value less any outstanding loan balance at the payment start date is less than $2,000, you will receive one lump-sum payment and the contract will be cancelled.

  Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, your income phase payment start date must be the first business day of any calendar month. The start date must be at least 12 months after the issue date. If you do not select a start date, the start date will be the annuitant's 85th birthday. The latest start date is the annuitant's 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

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  For 403(b) and IRA contracts only, income phase payments may not extend beyond:

    The life of the annuitant;

    The joint lives of the annuitant and beneficiary;

    A guaranteed period greater than the annuitant's life expectancy; or

    A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

  See "Taxation" for further discussion of rules relating to income phase payments.

  Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

  We do not charge a withdrawal charge for amounts applied to income phase payments.

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our administrative service center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract.

  Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase. We do not charge a withdrawal charge for amounts applied to income phase payments.

  Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

  Income Phase Payment Options.

  The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

  Once income phase payments begin the income phase payment option selected may not be changed.

  Terms to understand:

  Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

  Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

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Lifetime Income Phase Payment Options
Life Income

  Length of Payments:   For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
  Death Benefit-None: All payments end upon the annuitant's death.

Life Income- Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
  Continuing Payments:
  (a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
  (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
  Death Benefit-None: All payments end after the death of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
  Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as the annuitant lives.
  Death Benefit-Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income- Two Lives- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as either annuitant lives.
  Continuing Payment: 100% of the payment to continue after the first death.
  Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

  Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).
  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

  Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees - Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

  Calculation of Lump-Sum Payments:   If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
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Taxation

  In this Section

  INTRODUCTION

  CONTRACT TYPE

  WITHDRAWALS AND OTHER

  DISTRIBUTIONS

    Taxation of Distributions
    10% Penalty Tax
    Withholding for Federal Income Tax Liability

  REQUIRED MINIMUM DISTRIBUTIONS

    Minimum Distribution of Death Benefit Proceeds (403(b) plans and 408(b) and 408A IRAs)
    Minimum Distribution of Death Benefit Proceeds

  (Nonqualified Contracts)

  RULES SPECIFIC TO CERTAIN PLANS

    403(b) Plans
    408(b) and 408A IRAs

  TAXATION OF

  NONQUALIFIED CONTRACTS

  TAXATION OF THE COMPANY

  When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

  INTRODUCTION

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

    Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

    We do not make any guarantee about the tax treatment of the contract or any transaction involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

  Taxation of Gains Prior to Distribution. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement arrangement (such as a Tax Code section 403(b) plan, or an IRA under Tax Code section 408), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefits and the lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

  Additionally, although earnings under the contract are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

  Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

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  CONTRACT TYPE

  The contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A ("qualified retirement arrangement").

  Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a qualified retirement arrangement. If used with a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

  The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If a contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

  WITHDRAWALS AND OTHER DISTRIBUTIONS

  Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

  Taxation of Distributions

  Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

  For income phase payments a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

  For fixed income phase payments in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire payment will be taxable once the recipient has recovered the investment in the contract.

  For variable income phase payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire income phase payment will be taxable once the recipient has recovered the investment in the contract.

  All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

  403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

    The distribution is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code; or

    You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code.

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  408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

    The distribution is rolled over to another traditional IRA or to a plan eligible to receive rollovers; or

    You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

  408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

    Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

    Made after you attain age 591/2, die, become disabled as defined in the Tax Code or for a qualified first-time home purchase.

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

  Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

  10% Penalty Tax

  Under certain circumstances the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 403(b), 408(b) or 408A arrangement.

  Nonqualified Contracts. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless certain exceptions apply, including one or more of the following:

    You have attained age 591/2;

    You have become disabled as defined in the Tax Code;

    You have died;

    The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

    The distribution is allocable to investment in the contract before August 14, 1982.

  403(b) Plans. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 403(b) plan, unless certain exceptions, including one or more of the following, have occurred:

    You have attained age 591/2;

    You have become disabled, as defined in the Tax Code;

    You have died;

    You have separated from service with the sponsor at or after age 55;

    The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

    You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives of joint life expectancies of you and your designated beneficiary; or

    The distribution is made due to an IRS levy upon your contract.

  408(b) and 408A IRAs. In general, except for (d) above, the exceptions for 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for higher education expenses.

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  Withholding for Federal Income Tax Liability

  Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

  Nonqualified Contracts. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

  403(b) Plans. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

  408(b) and 408A IRAs. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

  Non-resident Aliens. If you or your designated beneficiary are non-resident aliens, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

  REQUIRED MINIMUM DISTRIBUTIONS

  To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

    Start date for distributions;

    The time period in which all amounts in your contract(s) must be distributed; or

    Distribution amounts.

  Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 701/2 or retire, whichever occurs later, unless:

    You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 701/2; or

    Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

  Time Period. We must pay out distributions from the contract over one of the following time periods:

    Over your life or the joint lives of you and your designated beneficiary; or

    Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

  50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

  Minimum Distribution of Death Benefit Proceeds (403(b) Plans and 408(b) and 408A IRAs)

  The following applies to 403(b) plans and 408(b) and 408(A) IRAs. Different distribution requirements apply if your death occurs:

    After you begin receiving minimum distributions under the contract; or

    Before you begin receiving such distributions.

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  If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over either of the following timeframes:

    Over the life of the designated beneficiary; or

    Over a period not extending beyond the life expectancy of the designated beneficiary.

  Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

    December 31 of the calendar year following the calendar year of your death; or

    December 31 of the calendar year in which you would have attained age 701/2.

  Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

  Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts)

  Death of the Contract Holder. The following requirements apply to nonqualified contracts at your death. Different distribution requirements apply if your death occurs:

    After you begin receiving income phase payments under the contract; or

    Before you begin receiving such distributions.

  If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

  If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed by August 31, 2010. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

    Over the life of the designated beneficiary; or

    Over a period not extending beyond the life expectancy of the designated beneficiary.

  Spousal Beneficiaries. If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder.

  Death of Annuitant. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the designated beneficiary must elect an income phase payment option within 60 days of the date of death, or any gain under the contract will be includible in the designated beneficiary's income in the year the annuitant dies.

  Tax Consequences of Enhanced Death Benefit

  The contract offers a death benefit (including the annual stepped up death benefit) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income

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  to contract owners. Also, the presence of the death benefit may effect the amount of required distributions. Finally, certain charges are imposed with respect to some of the available death benefit riders. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

  RULES SPECIFIC TO CERTAIN PLANS

  403(b) Plans

  Tax Code sections 403(b) permit certain employers to establish a retirement plan for employees and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

  Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

    A plan participant as a means to provide benefit payments;

    An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

    The Company as collateral for a loan.

  Exclusions from Gross Income. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $41,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125.

  This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $14,000 in 2005. This limit is scheduled to increase to $15,000 in 2006.

  After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

  Purchase payments to your contract(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

    The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

      $4,000 in 2005;

      $5,000 in 2006 and thereafter; or

  (b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

  Restrictions on Distributions. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 591/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

  Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

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  408(b) and 408A IRAs

  Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

  Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

  Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

  Sales of a contract for use with a traditional or Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

  Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401 or 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

  TAXATION OF NONQUALIFIED CONTRACTS

  In General. Tax Code section 72 governs taxation of annuities in general. Under a nonqualified contract if you are a natural person you generally are not taxed on increases in the contract value until distribution occurs by withdrawing all or part of such contract value. The taxable portion of a distribution is taxable as ordinary income.

  Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the withdrawal value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

  Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other designated beneficiary who is not also the contract holder, the selection of certain annuity dates or the exchange of a contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

  Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making a Section 1035 exchange.

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  Delayed Income Phase Start Date. If the contract's income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

  TAXATION OF THE COMPANY

  We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Other Topics

  The Company

  We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. We are an indirect wholly-owned subsidiary of ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.
Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

  We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

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  Separate Account N

  We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). It also meets the definition of "separate account" under the federal securities laws.

  The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

  We may, if it is in the best interest of our contract holders:

    Manage the separate account as a management investment company under the 1940 Act;

    Deregister the separate account under the 1940 Act, if registration is no longer required;

    Combine the separate accounts of the Company; or

    Reallocate assets of the separate account to another separate account.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
standardized average annual total returns; and non-standardized average annual total returns.
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

  We include all recurring charges during each period (e.g., mortality and expense risk charges, annual contract charges, administrative expense charges, death benefit rider charges, and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

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  Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

  The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

    During the accumulation phase the number of votes is equal to the portion of your contract value invested in the fund, divided by the net asset value of one share of that fund.

    During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

  We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

  Contract Distribution

  Our affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as "distributors." All registered representatives selling the contract must be licensed as insurance agents for the Company.

  Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Baring Investment Services, Inc.

  Compulife Investor Services, Inc.

  Directed Services, Inc.

  Financial Network Investment Corporation

  Granite Investment Services, Inc.

  Guaranty Brokerage Services, Inc.

  ING America Equities, Inc.

  ING Barings Corp.

  ING Direct Funds Limited

  ING DIRECT Securities, Inc.

  ING Financial Advisers, LLC

  ING Financial Partners, Inc.

  ING Funds Distributor, Inc.

  ING Furman Selz Financial Services, LLC

  ING TT&S (U.S.) Securities, Inc.

  Multi-Financial Securities Corporation

  PrimeVest Financial Services, Inc.

  Systematized Benefits Administrators, Inc.

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  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 5% of the first year of payments to a contract. In addition, we may pay ongoing annual compensation of up to 1.0% of contract value. We may also pay an override on purchase payments of up to 0.25% in certain circumstances. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

  We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

  The names of the distributor and the registered representative responsible for your contract are stated in your enrollment materials.

  Contract Modifications

  We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

  Addition, Deletion or Substitution of Fund Shares

  The Company, in its sole discretion, reserves the following rights:

    The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.

    The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

    If the shares of a fund are no longer available for investment or if in the Company's judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

    The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.

    The Company may make any changes required by the 1940 Act.

    In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

    The Company's reservation of rights is expressly subject to the following when required:

    Applicable Federal and state laws and regulations.

    Notice to contract owners.

    Approval of the SEC and/or state insurance authorities.

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  Legal Matters and Proceedings

  We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

  Payment Delay or Suspension

  We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

    On any valuation day when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

    When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

    During any other periods the SEC may by order permit for the protection of investors.

  The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

  Transfers, Assignments or Exchanges of a Contract

  A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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  Involuntary Terminations

  We reserve the right to terminate a contract if:

  - The entire withdrawal value is withdrawn on or before income phase payments begins; or

  - The contract value is paid in a lump sum as a death benefit before income phase payments begin; or

  - If permitted by law, the outstanding loan balance equals or exceeds the contract value, less applicable withdrawal charges.

  In addition, we may terminate the contract by payment of the current withdrawal value if:

  - You have not made any purchase payments for a period of two years; and

  - The guaranteed monthly benefit under the life annuity with payments for 10 or 20 years would be less than $20 per month when you reach age 71, or at the end of twelfth contract year, whichever is later, provided that such amounts are not solely a result of negative investment performance.

  Reports to Contract Owners

  At least once in each contract year we will mail you, at the last know address of record, a statement of your contract value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

  To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in "Contract Overview - Questions: Contacting the Company" if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

  Trading-Industry Developments

  As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

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Contents of the Statement of Additional Information

  The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6
Financial Statements	6
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	F-1

  You may request an SAI by calling our administrative service center at the number listed in "Contract Overview-Questions: Contacting the Company" or by returning this request to our administrative service center at the address listed in "Contract Overview-Questions: Contacting the Company."

  Your name

  Address

  City ______________________________________________ State _________________ Zip

Please send me a copy of the Separate Account N ING Encore/ING Encore Flex Statement of Additional Information.

  No person is authorized to give any information or to make any representations other than those contained in this prospectus or accompanying fund prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

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Appendix I The Fixed Accounts

General Disclosure.
Fixed Account D (for flexible premium series contracts only) and the DCA Fixed Account (collectively, the fixed accounts) are investment options that may be available during the accumulation phase.
Amounts allocated to the fixed accounts are held in the Company's general account which supports insurance and annuity obligations.
All or a portion of your purchase payments may be allocated to the fixed accounts.
Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.

  Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.
Additional information about the fixed accounts may be found in the contracts. Additional information about the DCA Fixed Account may also be found in the dollar cost averaging program application.

Interest Rates.

    Fixed Account D. Fixed Account D has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year.

  We guarantee an effective yearly interest rate that complies with the nonforfeiture law that is in effect on the issue date for the state in which the contract was delivered. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

  We may credit interest in excess of the guaranteed rate. Any interest in excess of the guaranteed rate will be declared at the beginning of the period for which it is payable. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

    DCA Fixed Account. The DCA Fixed Account has an interest rate that is set periodically by the Company. Interest will be credited and compounded daily using the daily equivalent of effective yearly interest rates, which is the yield resulting after interest has compounded daily for a full year. The annual minimum guaranteed interest rate will apply to all amounts held in the DCA Fixed Account during the calendar year.

  The interest rate earned on the DCA Fixed Account will be the minimum guaranteed interest rate plus any additional interest, which we may declare from time to time. In no circumstance will the effective yearly interest rate be less than the guaranteed minimum interest rate.

  A purchase payment allocated to a DCA term will be credited with interest at the rate in effect at the start of the DCA term. That rate will remain in effect for the remaining balance of that purchase payment until the DCA term ends. Subsequent purchase payments into the same DCA term earn interest at the then current interest rate applied to new allocations to a DCA term of the same duration. There may be different interest rates for different DCA terms. DCA terms of the same duration may have different interest rates depending on when the DCA term began.

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  Interest rates are set at our complete discretion. The DCA Fixed Account may credit a different interest rate(s) than other fixed accounts we may offer under the contract. In setting interest rates, we may consider many factors, including but not limited to, investment yields rates, taxes, competitive factors, desired margins, contract persistency, and other experience factors. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

  Transfers.

  Fixed Account D. During the accumulation phase period, amounts in Fixed Account D may be reallocated at any time to the subaccounts, subject to the following requirements:

  Each rolling 12-month period, twenty percent (20%) may be transferred from Fixed Account D to the subaccounts. The amount available for transfer during any contract year is based on the contract value in Fixed Account D as of the date we receive the transfer request in good order at our administrative service center, reduced by any amount withdrawn, transferred, taken as a loan, or used to purchase income phase payments during the 12 months prior to the transfer request. In addition, we reserve the right to reduce the amount available for transfer by amounts withdrawn under a systematic withdrawal option. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

  Twenty percent of the amount in Fixed Account D may be transferred in each of four consecutive 12 month periods and the balance reallocated in the fifth 12-month period subject to the following conditions:

  1. During the five-year period, no additional amounts are allocated to or reallocated from Fixed Account D;

  2. We will include any amounts reallocated, taken as a loan, or used to purchase income phase payments during the prior 12-month period when calculating the 20% amount; and

  3. We reserve the right to include amounts paid under a systematic withdrawal option when calculating the 20% amount.

  We reserve the right to waive the transfer limit when the amount in Fixed Account D is less than $2,000. We may, on a non-discriminatory basis, allow transfers of a larger percentage.

  No transfers to or from Fixed Account D are allowed after the beginning of the income phase. See also the "Transfers Among Investment Options" section.

  DCA Fixed Account. Transfers from the DCA Fixed Account are only allowed pursuant to the dollar cost averaging program. See "The Dollar Cost Averaging Program" in the "Transfers Among Investment Options" section.

  Withdrawals.

  Fixed Account D. The contract owner may request a full or partial withdrawal from Fixed Account D. Partial withdrawals from the contract will be made on a pro rata basis from each subaccount and fixed account. If another method of allocation is desired, you must request it in writing to us. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as otherwise provided by law.

  While the value of purchase payments allocated to Fixed Account D is included in the calculation of the withdrawal charge upon a partial or full withdrawal of contract value, we will not apply a withdrawal charge to the portion of the contract value allocated to Fixed Account D. We will calculate the amount of the withdrawal charge waived by multiplying the withdrawal charge by the percentage that the amount withdrawn from Fixed Account D bears to the total amount withdrawn.

  Partial Withdrawals. Each 12-month period, twenty percent (20%) may be withdrawn from Fixed Account D. The amount available for withdrawal is based on the contract value in Fixed Account D as of the date we receive the withdrawal request in good order at our administrative service center, reduced by the amount withdrawn, reallocated, taken as a loan, or used to purchase income phase payments during the contract year. In addition, we reserve the right to reduce the amount available by deducting any amount withdrawn under a systematic distribution option.

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  Full Withdrawals. The contract owner may withdraw the full amount from Fixed Account D. When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The withdrawal is paid as follows:

  1. One-fifth of the contract value in Fixed Account D as of the date we receive the withdrawal request at our administrative service center, reduced by the amount, if any, transferred, withdrawn, taken as a loan, or used to purchase income phase payments during that contract year; then

  2. One-fourth of the remaining amount 12 months later; then

  3. One-third of the remaining amount 12 months later; then

  4. One-half of the remaining amount 12 months later; then

  5. The balance of the contract value in Fixed Account D 12 months later.

  When we receive a request for a full withdrawal, no additional transfers, partial withdrawals or loans are allowed. The contract owner may cancel a full withdrawal request from Fixed Account D at any time.

  Waiver of Full and Partial Withdrawal Restrictions. Full and partial withdrawal restrictions are waived when the withdrawal is:

  1. Due to the contract owner's death during the accumulation phase, and the withdrawal is made within six months of the date of death;

  2. Used to purchase income phase payments on a life contingent basis or for a stated period on a fixed only basis;

  3. Due to disability, extended confinement, or terminal illness within the meaning of the Tax Code, subject to the provisions regarding waiver of the withdrawal charge;

  4. To satisfy minimum distribution requirements; or

  5. Due to other conditions as we may allow without discrimination.

  DCA Fixed Account. Amounts withdrawn from the DCA Fixed Account are subjected to the applicable withdrawal charge. See "Fees" and "Withdrawals."

  Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We do charge a pro rata portion of the death benefit rider charge from the amounts invested in the fixed accounts. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the DCA Fixed Account will be reduced by any early withdrawal charge (as applicable) and annual contract charge (see "Fee Table" and "Fees").

  Interest on Death Benefit. Any death benefit paid from amounts invested in Fixed Account D will include interest from the Death Benefit Valuation Date until the death benefit is paid at a rate not less then required by law.

  Guarantee. We guarantee that the fixed contract value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts (as described above), less any charges for the optional death benefit riders or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II Description of Underlying Funds

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge from our administrative service center at the address and telephone number listed in "Contract Overview - Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser or subadviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser/subadviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invests at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests in small companies that the fund's manager believes are undervalued.

ING Partners, Inc. - ING American Century Select Portfolio (Service Class Shares)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.

  Seeks long-term capital appreciation. Invests in stocks of companies the subadviser believes will increase in value over time, using a growth investment strategy developed by the subadviser that looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.

ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.

  Seeks long-term growth of capital; income is a secondary objective. Invests primarily (at least 80% of net assets under normal circumstances) in U.S. equity securities of small cap companies. The Portfolio's subadviser considers small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Fidelity® VIP Contrafund® Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

  Seeks long-term capital appreciation. The Portfolio is a "feeder fund" which invests all of its assets in the "master fund," Service Class 2 shares of the Fidelity® VIP Contrafund® Portfolio, a series of Fidelity Variable Insurance Products Fund II. The master fund normally invests primarily in a portfolio of common stocks of companies whose value FMR believes is not fully recognized by the public.

ING Partners, Inc. - ING Fidelity® VIP Equity Income Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield that exceeds the composite yield on the securities comprising the Standard &Poor'sSM 500 Index. The Portfolio is a "feeder fund" which invests all of its assets in the "master fund," Service Class 2 shares of the Fidelity® VIP Equity Income Portfolio, a series of Fidelity Variable Insurance Products Fund. The master fund normally invests at least 80% of its assets in a portfolio of equity securities, investing primarily in income-producing equity securities, which tends to lead to investments in large cap value stocks.

ING Partners, Inc. - ING Fidelity® VIP Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

  Seeks capital appreciation. The Portfolio is a "feeder fund" which invests all of its assets in the "master fund," Service Class 2 shares of the Fidelity® VIP Growth Portfolio, a series of Fidelity Variable Insurance Products Fund. The master fund normally invests primarily in a portfolio of common stocks of companies that FMR believes have above-average growth potential.

ING Partners, Inc. - ING Fidelity® VIP Mid Cap Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser (Investment Adviser to the Master Fund): Fidelity Management & Research Company (FMR)

  Seeks long-term growth of capital. The Portfolio is a "feeder fund" which invests all of its assets in the "master fund," Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, a series of Fidelity Variable Insurance Products Fund III. The master fund normally invests primarily in a portfolio of common stocks, investing at least 80% of assets in securities of companies with medium market capitalizations (which, for the purposes of the Portfolio, FMR defines as those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor's® MidCap 400 Index).

  ING Partners, Inc. - ING Goldman Sachs® Capital Growth Portfolio*

  (Service Class)

  * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P.	Seeks long-term growth of capital. Invests, under normal circumstances, at least 90% of total assets in equity investments.
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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have high growth potential. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets.

ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.

  Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.

ING Investors Trust - ING Julius Baer Foreign Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: Julius Baer Investment Management, Inc.

  Seeks long-term growth of capital. Under normal conditions, invests in a wide variety of international equity securities issued through the world, normally excluding the United States. Normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

ING Investors Trust - ING Legg Mason Value Portfolio (Service Class)	Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.

  Seeks long-term growth of capital. Normally invests in equity securities that offer the potential for capital growth.

  May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

ING Investors Trust - ING Marsico Growth Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC

  Seeks capital appreciation. Invests primarily in equity securities selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

ING Investors Trust - ING Mercury Large Cap Growth Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: Mercury Advisors

  Seeks long-term growth of capital. Invests in a diversified portfolio consisting primarily of common stocks. Will generally invest at least 65% of its total assets in the following equity securities: common stock, convertible preferred stock, securities convertible into common stock and rights and warrants to subscribe to common stock.

ING Partners, Inc. - ING MFS Capital Opportunities Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation. Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.
ING Investors Trust - ING MFS Total Return Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

  Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING OpCap Balanced Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC

  Seeks capital growth, and secondarily, investment income. Under normal market conditions, invests at least 25% of total assets in equity securities, including common stocks and preferred stocks and expects to have between 50% to 75% of total assets invested in equities. Also invests at least 25% of total assets in fixed-income senior securities including bonds, debentures, notes, participation interests in loans, convertible securities and U.S. Government securities.

ING Partners, Inc. - ING Oppenheimer Global Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

ING Partners, Inc. - ING Oppenheimer Strategic Income Portfolio (ServiceClass)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. Government securities; and lower-grade high-yield securities of U.S. and foreign companies.

ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies.

ING Partners, Inc. - ING Salomon Brothers Fundamental Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks capital appreciation. A nondiversified Portfolio that invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible in common stocks, of companies the subadviser believes are undervalued in the marketplace. May invest in investment grade fixed-income securities and may invest up to 20% of net assets in non-convertible debt securities rated below investment grade or, if unrated, are of equivalent quality as determined by the subadviser. May also invest up to 20% of assets in securities of foreign issuers.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Salomon Brothers Investors Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital, and secondarily, current income. Invests primarily in common stocks of established U.S. companies. To a lesser degree, invests in income producing securities such as debt securities. May also invest in other equity securities, including up to 20% of its assets in securities of foreign issuers.

ING Partners, Inc. - ING Salomon Brothers Large Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of its net assets in equity securities of large cap companies and related investments. For purposes of this 80% policy, large cap companies are considered to be companies with market capitalizations similar to companies in the Russell 1000 Index at the time of purchase.

ING Investors Trust - ING Stock Index Portfolio (Institutional Class)	Directed Services, Inc. Subviser: Aeltus Investment Management, Inc. (ING Aeltus)

  Seeks total return. Normally invests at least 80% of its assets in equity securities of companies included in the S&P's 500 Composite Stock Price Index (the "S&P Index") or equity securities of companies that are representative of the S&P Index (including derivatives).

ING Partners, Inc. - ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates Inc.

  Seeks long-term capital appreciation. Will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company.

ING Investors Trust - ING T. Rowe Price Equity Income Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.

  Seeks substantial dividend income as well as long-term growth of capital. Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May also invest in convertible securities, warrants and preferred stocks, foreign securities, debt securities including high-yield debt securities and future and options.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies. Investments in foreign securities are limited to 30% of total assets.

ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING Van Kampen Equity and Income Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Van Kampen

  Seeks total return, consisting of long-term capital appreciation and current income. Under normal circumstances, invests at least 80% of net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. Invests primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Under normal market conditions, invests at least 65% of total assets in income-producing equity securities.

ING Investors Trust - ING Van Kampen Growth and Income Portfolio (Adviser Class)	Directed Services, Inc. Subadviser: Van Kampen

  Seeks long-term growth of capital and income. Invests primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's").

ING Variable Products Trust - ING VP Financial Services Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Invests, under normal market conditions, at least 80% of assets in equity securities and equity equivalent securities of companies principally engaged in the financial services industry. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies. May invest remaining 20% of assets in equity or debt securities of financial services companies or companies that are not financial services companies, and in money market instruments.

ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (Class I)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

ING Variable Funds - ING VP Growth and Income Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Growth Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

ING VP Intermediate Bond Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. May also invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

ING Variable Portfolios, Inc. - ING VP International Equity Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

ING Variable Products Trust - ING VP International Value Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalizations. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Products Trust - ING VP MagnaCap Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital, with dividend income as a secondary consideration. Will normally invest at least 80% of assets in common stock of large companies. For this Portfolio, large companies are those included in the 500 largest U.S. companies, as measured by total revenues, net assets, cash flow or earnings, or the 1,000 largest companies as measured by equity market capitalization.

ING Variable Products Trust - ING VP MidCap Opportunities Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies that the subadviser believes have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index.

ING VP Money Market Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING VP Natural Resources Trust	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  A nondiversified Portfolio that seeks long-term growth of capital primarily through investment in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. Normally invests at least 80% of assets in companies with substantial natural resource assets or companies that supply goods and services to such companies.

ING Variable Products Trust - ING VP Real Estate Portfolio (Class I)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities.

  Seeks total return. Under normal market conditions, invests at least 80% of assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. May invest in companies with any market capitalization; however, the subadviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Products Trust - ING VP SmallCap Opportunities Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the subadviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

  Seeks long-term growth of capital and income without excessive fluctuations in market value. Primarily purchases equity securities of large, seasoned, U.S. and multinational companies which Lord Abbett believes are undervalued. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets. Equity securities may include common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets.

Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA	OppenheimerFunds, Inc.

  Seeks capital appreciation by investing in "growth type" companies. Invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund® /VA	OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of small-capitalization U.S. companies that the Fund's investment manager believes have favorable business trends or prospects. Under normal market conditions, will invest at least 80% of net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization.

PIMCO VIT - Real Return Portfolio (Administrative Class)	Pacific Investment Management Company LLC (PIMCO)

  Seeks maximum real return, consistent with preservation of real capital and prudent investment management. Invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

60

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.

  A nondiversified fund that seeks long-term growth of capital. Invests primarily in the stocks of medium- to larger-size U.S. companies. Invests in a limited number of companies (between 20-25) with market capitalizations under $15 billion, offering the potential to provide above-average growth over time.

Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.

  Seeks long-term growth of capital. Under normal circumstances, invests at least 80% of net assets (plus any borrowings for investment purposes), at market value at the time of investment, in securities of domestic companies with total stock market capitalizations of $5 billion or less.

61
RELIASTAR LIFE INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS ISSUED BY SEPARATE ACCOUNT N AND RELIASTAR LIFE INSURANCE COMPANY Statement of Additional Information dated February 24, 2005

  This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated February 24, 2005 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the "separate account") and ReliaStar Life Insurance Company (the "Company"). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers, LLC, 151 Farmington Avenue, Hartford, Connecticut 06156.

  Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	6
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	F-1

1

  GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company (the "Company," "we," "us," "our") is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota.

  We are an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

  SEPARATE ACCOUNT N

  We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of "separate account" under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

  Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account.

  We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans. The funds currently available under the contract are as follows:

2

  The Funds

  FTVIP Franklin Small Cap Value Securities Fund (Class 2)

  ING American Century Select Portfolio (Service Class)

  ING American Century Small Cap Value Portfolio (Service Class)

  ING Baron Small Cap Growth Portfolio
  (Service Class)

  ING Fidelity® VIP Contrafund® Portfolio (Service Class)

  ING Fidelity® VIP Equity-Income Portfolio (Service Class)

  ING Fidelity® VIP Growth Portfolio (Service Class)

  ING Fidelity® VIP Mid Cap Portfolio (Service Class)

  ING Goldman Sachs® Capital Growth Portfolio (Service Class)*

  ING JP Morgan Fleming International Portfolio (Service Class)

  ING JP Morgan Mid Cap Value Portfolio
  (Service Class)

  ING Julius Baer Foreign Portfolio (Adviser Class)

  ING Legg Mason Value Portfolio (Service Class)

  ING Marsico Growth Portfolio (Adviser Class)

  ING Mercury Large Cap Growth Portfolio (Adviser Class)

  ING MFS Capital Opportunities Portfolio (Service Class)

  ING MFS Total Return Portfolio (Adviser Class)

  ING OpCap Balanced Value Portfolio (Service Class)

  ING Oppenheimer Global Portfolio (Service Class)

  The Funds (Continued)

  ING Oppenheimer Strategic Income Portfolio (Service Class)

  ING PIMCO Total Return Portfolio
  (Service Class)

  ING Salomon Brothers Aggressive Growth Portfolio (Service Class)

  ING Salomon Brothers Fundamental Value Portfolio (Service Class)

  ING Salomon Brothers Investors Value Portfolio (Service Class)

  ING Solomon Brothers Large Cap Growth Portfolio (Service Class)

  ING Stock Index Portfolio (Institutional Class)

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Service Class)

  ING T. Rowe Price Equity Income Portfolio (Adviser Class)

  ING T. Rowe Price Growth Equity Portfolio (Service Class)

  ING UBS U.S. Large Cap Equity Portfolio (Service Class)

  ING Van Kampen Comstock Portfolio
  (Service Class)

  ING Van Kampen Equity and Income Portfolio (Service Class)

  ING Van Kampen Growth and Income Portfolio (Adviser Class)

  ING VP Financial Services Portfolio
  (Class I)

  ING VP Global Science and Technology Portfolio (Class I)

  ING VP Growth Portfolio (Class I)

  ING VP Growth and Income Portfolio (Class I)

  ING VP Index Plus MidCap Portfolio
  (Class I)

  The Funds (Continued)

  ING VP Intermediate Bond Portfolio
  (Class I)

  ING VP International Value Portfolio
  (Class I)

  ING VP International Equity Portfolio (Class I)

  ING VP MagnaCap Portfolio (Class I)

  ING VP MidCap Opportunities Portfolio (Class I)

  ING VP Money Market Portfolio (Class I)**

  ING VP Natural Resources Trust (Class I)

  ING VP Real Estate Portfolio (Class I)

  ING VP SmallCap Opportunities Portfolio
  (Class I)

  ING VP Small Company Portfolio (Class I)

  ING VP Strategic Allocation Balanced Portfolio (Class I)

  ING VP Strategic Allocation Growth Portfolio (Class I)

  ING VP Strategic Allocation Income Portfolio (Class I)

  ING VP Value Opportunity Portfolio (Class I)

  Lord Abbett Growth and Income Portfolio (Class VC)

  Lord Abbett Mid-Cap Value Portfolio (Class VC)

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Main Street® Small Cap/VA

  PIMCO VIT Real Return Portfolio (Administrative Class)

  Pioneer Equity Income VCT Portfolio (Class I)

  Pioneer High Yield VCT Portfolio
  (Class I)

  Wanger Select

  Wanger U.S. Smaller Companies

*	Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
**

  Available for investment in transfer premium series contracts only. For flexible premium series contracts, currently only available during the right to cancel period in states that require a refund of purchase payments. See "Right to Cancel."

  A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund's prospectus and statement of additional information.

  OFFERING AND PURCHASE OF CONTRACTS

  The contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to January 1, 2004, contracts issued by the Company were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

3

  Compensation was paid to the prior principal underwriter, WSSI, for the year ended December 31, 2001, and for the period January 1, 2002 through September 30, 2002, by Northern Life Insurance Company, the issuer of the Contracts prior to October 1, 2002, in connection with distribution of all products issued by Separate Account N aggregating $5,805,006 and $1,034,476, respectively. For the period October 1, 2002 through December 31, 2002, and the year ended December 31, 2003, WSSI was paid fees by ReliaStar Life Insurance Company, in connection with distribution of all products issued by Separate Account N aggregating $101,071 and $465,376, respectively.

INCOME PHASE PAYMENTS

  When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

  The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

  Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

  When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

  The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

  EXAMPLE:

  Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

  Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

4

  Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

  Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

  The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13. 405928, which produces a payment of $273.67.

  *If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

  We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

  We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

  We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

  We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

5

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

6

  Financial Statements

  ReliaStar Life Insurance Company

  Separate Account N

  Year ended December 31, 2003

  with Report of Independent Auditors

  S-1

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Financial Statements

  Year ended December 31, 2003

  S-2

  Report of Independent Auditors

  The Board of Directors and Participants

  ReliaStar Life Insurance Company

  We have audited the accompanying statements of assets and liabilities of ReliaStar Life Insurance Company Separate Account N (formerly Northern Life Separate Account One) (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:

  AIM VI Dent Demographic Trends Fund - Series I Shares

  The Alger American Fund:

  Alger American Growth Portfolio

  Alger American Leveraged AllCap Portfolio

  Alger American MidCap Growth Portfolio

  Alger American Small Capitalization Portfolio

  Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM: Growth Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP Growth Opportunities Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING Investors Trust:

  ING MFS Total Return Portfolio - Service Class

  ING T. Rowe Price Equity Income Portfolio - Service Class

  ING Partners, Inc.:

  ING American Century Small Cap Value Portfolio - Initial Class

  ING Baron Small Cap Growth Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Initial Class

  ING MFS Global Growth Portfolio - Initial Class

  ING PIMCO Total Return Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Initial Class

  ING Strategic Allocations Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class R

  ING VP Strategic Allocation Growth Portfolio - Class R

  ING VP Strategic Allocation Income Portfolio - Class R

  ING Variable Portfolios, Inc.:

  ING VP Index Plus LargeCap Portfolio - Class R

  ING VP Index Plus MidCap Portfolio - Class R

  ING VP Index Plus SmallCap Portfolio - Class R

  ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio

  ING VP Growth Opportunities Portfolio - Class R

  ING VP Growth + Value Portfolio

  ING VP High Yield Bond Portfolio

  ING VP International Value Portfolio - Class R

  ING VP MagnaCap Portfolio - Class R

  ING VP MidCap Opportunities Portfolio - Class R

  ING VP SmallCap Opportunities Portfolio - Class R

  Janus Aspen Series:

  Janus Aspen Growth Portfolio - Institutional Shares

  Janus Aspen International Growth Portfolio - Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional Shares

  Janus Aspen Worldwide Growth Portfolio - Institutional Shares

  Neuberger Berman Advisers Management Trust:

  Neuberger Berman AMT Limited Maturity Bond Portfolio

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

  PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company Separate Account N (formerly Northern Life Separate Account One) at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

  /s/ Ernst & Young LLP

  Atlanta, Georgia

  March 15, 2004

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)
	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Assets
Investments in mutual funds
at fair value	$ 6,357	$ 53,542	$ 34,205	$ 38,211	$ 13,873

Total assets	6,357	53,542	34,205	38,211	13,873

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	(1)	-

Total liabilities	-	-	-	(1)	-

Net assets	$ 6,357	$ 53,542	$ 34,205	$ 38,212	$ 13,873

Net assets:
Accumulation units	$ 6,357	$ 53,542	$ 34,205	$ 38,211	$ 13,873
Contracts in payout
(annuitzation) period	-	-	-	1	-

Total net assets	$ 6,357	$ 53,542	$ 34,205	$ 38,212	$ 13,873

Accumulation units outstanding	1,338,420.841	3,114,746.804	1,758,586.132	1,838,809.669	1,524,450.709

Value per accumulation unit	$ 4.75	$ 17.19	$ 19.45	$ 20.78	$ 9.10

Total number of mutual fund shares	1,220,243	1,608,351	1,217,676	2,076,689	798,237

Cost of mutual fund shares	$ 7,474	$ 77,143	$ 51,751	$ 36,268	$ 11,746

  The accompanying notes are an integral part of these financial statements.

  3

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)
		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth

Assets
Investments in mutual funds
at fair value	$ 2,279	$ 19,314	$ 74,188	$ 59,664	$ 51,875

Total assets	2,279	19,314	74,188	59,664	51,875

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	(2)	-

Total liabilities	-	-	-	(2)	-

Net assets	$ 2,279	$ 19,314	$ 74,188	$ 59,666	$ 51,875

Net assets:
Accumulation units	$ 2,279	$ 19,314	$ 74,188	$ 59,665	$ 51,875
Contracts in payout
(annuitzation) period	-	-	-	1	-

Total net assets	$ 2,279	$ 19,314	$ 74,188	$ 59,666	$ 51,875

Accumulation units outstanding	139,020.123	1,210,181.659	3,473,244.239	3,212,894.924	3,196,210.783

Value per accumulation unit	$ 16.39	$ 15.96	$ 21.36	$ 18.57	$ 16.23

Total number of mutual fund shares	157,606	1,566,434	3,207,431	2,573,927	1,671,245

Cost of mutual fund shares	$ 2,597	$ 21,882	$ 73,059	$ 57,194	$ 67,512

  The accompanying notes are an integral part of these financial statements.

  4

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas

Assets
Investments in mutual funds
at fair value	$ 2,339	$ 122,998	$ 25,245	$ 19,986	$ 1,113

Total assets	2,339	122,998	25,245	19,986	1,113

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	(22)	-

Total liabilities	-	-	-	(22)	-

Net assets	$ 2,339	$ 122,998	$ 25,245	$ 20,008	$ 1,113

Net assets:
Accumulation units	$ 2,339	$ 122,998	$ 25,245	$ 19,818	$ 1,113
Contracts in payout
(annuitzation) period	-	-	-	190	-

Total net assets	$ 2,339	$ 122,998	$ 25,245	$ 20,008	$ 1,113

Accumulation units outstanding	341,964.017	6,480,374.172	1,946,453.224	1,566,100.358	81,527.384

Value per accumulation unit	$ 6.84	$ 18.98	$ 12.97	$ 12.64	$ 13.65

Total number of mutual fund shares	155,229	975,172	1,849,417	19,986,319	71,371

Cost of mutual fund shares	$ 2,293	$ 127,340	$ 24,201	$ 19,986	$ 1,419

  The accompanying notes are an integral part of these financial statements.

  5

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)
ING American
	ING MFS	ING T. Rowe	Century	ING Baron	ING JPMorgan
	Total	Price Equity	Small Cap	Small	Mid Cap
	Return	Income	Value	Cap Growth	Value

Assets
Investments in mutual funds
at fair value	$ 396	$ 549	$ 240	$ 333	$ 609

Total assets	396	549	240	333	609

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 396	$ 549	$ 240	$ 333	$ 609

Net assets:
Accumulation units	$ 396	$ 549	$ 240	$ 333	$ 609
Contracts in payout
(annuitzation) period	-	-	-	-	-

Total net assets	$ 396	$ 549	$ 240	$ 333	$ 609

Accumulation units outstanding	35,106.411	45,173.650	17,927.567	25,187.549	47,244.998

Value per accumulation unit	$ 11.28	$ 12.16	$ 13.38	$ 13.22	$ 12.88

Total number of mutual fund shares	23,004	45,331	22,266	28,367	51,105

Cost of mutual fund shares	$ 378	$ 501	$ 236	$ 323	$ 563

  The accompanying notes are an integral part of these financial statements.

  6

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

ING VP
	ING MFS	ING PIMCO	ING T. Rowe	ING Van	Strategic
	Global	Total	Price Growth	Kampen	Allocation
	Growth	Return	Equity	Comstock	Balanced

Assets
Investments in mutual funds
at fair value	$ 264	$ 673	$ 533	$ 442	$ 157

Total assets	264	673	533	442	157

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 264	$ 673	$ 533	$ 442	$ 157

Net assets:
Accumulation units	$ 264	$ 673	$ 533	$ 442	$ 157
Contracts in payout
(annuitzation) period	-	-	-	-	-

Total net assets	$ 264	$ 673	$ 533	$ 442	$ 157

Accumulation units outstanding	20,002.374	64,909.481	41,736.840	34,667.327	13,322.872

Value per accumulation unit	$ 13.18	$ 10.37	$ 12.77	$ 12.76	$ 11.76

Total number of mutual fund shares	23,472	63,389	11,749	41,717	12,262

Cost of mutual fund shares	$ 247	$ 689	$ 492	$ 442	$ 146

  The accompanying notes are an integral part of these financial statements.

  7

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

	ING VP	ING VP
	Strategic	Strategic	ING VP	ING VP	ING VP
	Allocation	Allocation	Index Plus	Index Plus	Index Plus
	Growth	Income	LargeCap	MidCap	SmallCap

Assets
Investments in mutual funds
at fair value	$ 27	$ 228	$ 299	$ 505	$ 271

Total assets	27	228	299	505	271

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 27	$ 228	$ 299	$ 505	$ 271

Net assets:
Accumulation units	$ 27	$ 228	$ 299	$ 505	$ 271
Contracts in payout
(annuitzation) period	-	-	-	-	-

Total net assets	$ 27	$ 228	$ 299	$ 505	$ 271

Accumulation units outstanding	2,249.710	20,295.765	24,260.119	38,815.274	20,350.033

Value per accumulation unit	$ 12.21	$ 11.23	$ 12.32	$ 13.01	$ 13.30

Total number of mutual fund shares	2,062	18,514	22,068	32,283	20,014

Cost of mutual fund shares	$ 26	$ 215	$ 275	$ 469	$ 252

  The accompanying notes are an integral part of these financial statements.

  8

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Disciplined	Growth	Growth +	High Yield	International
	LargeCap	Opportunities	Value	Bond	Value

Assets
Investments in mutual funds
at fair value	$ 5,167	$ 1,630	$ 35,222	$ 13,210	$ 17,742

Total assets	5,167	1,630	35,222	13,210	17,742

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	3	-	-

Total liabilities	-	-	3	-	-

Net assets	$ 5,167	$ 1,630	$ 35,219	$ 13,210	$ 17,742

Net assets:
Accumulation units	$ 5,167	$ 1,630	$ 35,216	$ 13,210	$ 17,742
Contracts in payout
(annuitzation) period	-	-	3	-	-

Total net assets	$ 5,167	$ 1,630	$ 35,219	$ 13,210	$ 17,742

Accumulation units outstanding	574,055.709	343,112.824	2,210,865.374	1,405,266.042	1,088,496.915

Value per accumulation unit	$ 9.00	$ 4.75	$ 15.93	$ 9.40	$ 16.30

Total number of mutual fund shares	1,415,659	326,575	2,591,781	4,228,091	1,611,404

Cost of mutual fund shares	$ 5,760	$ 1,740	$ 68,977	$ 12,858	$ 15,201

  The accompanying notes are an integral part of these financial statements.

  9

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

Janus
		ING VP	ING VP	Janus	Aspen
	ING VP	MidCap	SmallCap	Aspen	International
	MagnaCap	Opportunities	Opportunities	Growth	Growth

Assets
Investments in mutual funds
at fair value	$ 1,130	$ 1,669	$ 23,457	$ 31,252	$ 18,025

Total assets	1,130	1,669	23,457	31,252	18,025

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 1,130	$ 1,669	$ 23,457	$ 31,252	$ 18,025

Net assets:
Accumulation units	$ 1,130	$ 1,669	$ 23,457	$ 31,252	$ 18,025
Contracts in payout
(annuitzation) period	-	-	-	-	-

Total net assets	$ 1,130	$ 1,669	$ 23,457	$ 31,252	$ 18,025

Accumulation units outstanding	129,199.962	285,276.195	1,213,476.503	2,758,384.572	1,479,844.074

Value per accumulation unit	$ 8.75	$ 5.85	$ 19.33	$ 11.33	$ 12.18

Total number of mutual fund shares	127,861	271,392	1,589,238	1,625,167	781,650

Cost of mutual fund shares	$ 934	$ 1,658	$ 18,015	$ 45,437	$ 15,087

  The accompanying notes are an integral part of these financial statements.

  10

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

	Janus	Janus	Neuberger		Neuberger
	Aspen	Aspen	Berman AMT	Neuberger	Berman AMT
	Mid Cap	Worldwide	Limited	Berman AMT	Socially
	Growth	Growth	Maturity Bond	Partners	Responsive

Assets
Investments in mutual funds
at fair value	$ 31,114	$ 56,107	$ 13,637	$ 14,605	$ 2,222

Total assets	31,114	56,107	13,637	14,605	2,222

Liabilities
Due to ReliaStar Life Insurance
Company	-	(1)	-	-	-

Total liabilities	-	(1)	-	-	-

Net assets	$ 31,114	$ 56,108	$ 13,637	$ 14,605	$ 2,222

Net assets:
Accumulation units	$ 31,114	$ 56,104	$ 13,637	$ 14,605	$ 2,222
Contracts in payout
(annuitzation) period	-	4	-	-	-

Total net assets	$ 31,114	$ 56,108	$ 13,637	$ 14,605	$ 2,222

Accumulation units outstanding	2,552,460.929	4,870,077.047	1,095,381.425	1,379,084.106	189,927.581

Value per accumulation unit	$ 12.19	$ 11.52	$ 12.45	$ 10.59	$ 11.70

Total number of mutual fund shares	1,453,935	2,173,009	1,033,111	948,383	179,892

Cost of mutual fund shares	$ 61,912	$ 49,406	$ 13,670	$ 14,895	$ 1,870

  The accompanying notes are an integral part of these financial statements.

  11

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  December 31, 2003

  (Dollars in thousands, except for unit data)

OpCap
	OpCap	Global	OpCap	OpCap
	Equity	Equity	Managed	Small Cap

Assets
Investments in mutual funds
at fair value	$ 6,121	$ 3,716	$ 23,999	$ 25,450

Total assets	6,121	3,716	23,999	25,450

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-

Total liabilities	-	-	-	-

Net assets	$ 6,121	$ 3,716	$ 23,999	$ 25,450

Net assets:
Accumulation units	$ 6,121	$ 3,716	$ 23,999	$ 25,450
Contracts in payout
(annuitzation) period	-	-	-	-

Total net assets	$ 6,121	$ 3,716	$ 23,999	$ 25,450

Accumulation units outstanding	528,170.757	304,050.818	2,179,790.878	1,740,800.159

Value per accumulation unit	$ 11.59	$ 12.22	$ 11.01	$ 14.62

Total number of mutual fund shares	188,572	264,464	613,320	829,516

Cost of mutual fund shares	$ 5,546	$ 3,281	$ 23,752	$ 22,004

  The accompanying notes are an integral part of these financial statements.

  12

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-

Expenses:
Mortality, expense risk and other charges	59	637	428	407	160

Total expenses	59	637	428	407	160

Net investment income (loss)	(59)	(637)	(428)	(407)	(160)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,024)	(3,110)	(5,014)	(6,228)	(4,310)
Net unrealized appreciation (depreciation)
of investments	2,298	16,909	13,954	17,352	8,286

Net increase (decrease) in net assets
resulting from operations	$ 1,215	$ 13,162	$ 8,512	$ 10,717	$ 3,816

  The accompanying notes are an integral part of these financial statements.

  13

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth

Net investment income (loss)
Income:
Dividends	$ 93	$ 486	$ 270	$ 775	$ 123

Total investment income	93	486	270	775	123

Expenses:
Mortality, expense risk and other charges	33	241	861	659	631

Total expenses	33	241	861	659	631

Net investment income (loss)	60	245	(591)	116	(508)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(254)	(791)	(761)	(858)	(3,775)
Net unrealized appreciation (depreciation)
of investments	549	3,954	16,518	13,377	16,595

Net increase (decrease) in net assets
resulting from operations	$ 355	$ 3,408	$ 15,166	$ 12,635	$ 12,312

  The accompanying notes are an integral part of these financial statements.

  14

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas

Net investment income (loss)
Income:
Dividends	$ 13	$ 1,498	$ 1,419	$ 436	$ 8

Total investment income	13	1,498	1,419	436	8

Expenses:
Mortality, expense risk and other charges	27	1,462	387	641	13

Total expenses	27	1,462	387	641	13

Net investment income (loss)	(14)	36	1,032	(205)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(161)	(4,617)	639	2	(99)
Net unrealized appreciation (depreciation)
of investments	677	29,604	(683)	(2)	440

Net increase (decrease) in net assets
resulting from operations	$ 502	$ 25,023	$ 988	$ (205)	$ 336

  The accompanying notes are an integral part of these financial statements.

  15

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)

			ING American
	ING MFS	ING T. Rowe	Century	ING Baron	ING JPMorgan
	Total	Price Equity	Small Cap	Small	Mid Cap
	Return	Income	Value	Cap Growth	Value

Net investment income (loss)
Income:
Dividends	$ 2	$ 2	$ 6	$ -	$ 7

Total investment income	2	2	6	-	7

Expenses:
Mortality, expense risk and other charges	1	2	1	3	2

Total expenses	1	2	1	3	2

Net investment income (loss)	1	-	5	(3)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	27	85	4
Net unrealized appreciation (depreciation)
of investments	18	48	4	10	46

Net increase (decrease) in net assets
resulting from operations	$ 19	$ 49	$ 36	$ 92	$ 55

  The accompanying notes are an integral part of these financial statements.

  16

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)
					ING VP
	ING MFS	ING PIMCO	ING T. Rowe	ING Van	Strategic
	Global	Total	Price Growth	Kampen	Allocation
	Growth	Return	Equity	Comstock	Balanced

Net investment income (loss)
Income:
Dividends	$ -	$ 22	$ -	$ 10	$ 3

Total investment income	-	22	-	10	3

Expenses:
Mortality, expense risk and other charges	2	4	3	2	2

Total expenses	2	4	3	2	2

Net investment income (loss)	(2)	18	(3)	8	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	(5)	3	51	8
Net unrealized appreciation (depreciation)
of investments	17	(16)	41	-	11

Net increase (decrease) in net assets
resulting from operations	$ 50	$ (3)	$ 41	$ 59	$ 20

  The accompanying notes are an integral part of these financial statements.

  17

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the year ended December 31, 2003

  (Dollars in thousands)
	ING VP	ING VP
	Strategic	Strategic	ING VP	ING VP	ING VP
	Allocation	Allocation	Index Plus	Index Plus	Index Plus
	Growth	Income	LargeCap	MidCap	SmallCap

Net investment income (loss)
Income:
Dividends	$ -	$ 9	$ -	$ -	$ -

Total investment income	-	9	-	-	-

Expenses:
Mortality, expense risk and other charges	-	3	1	2	1

Total expenses	-	3	1	2	1

Net investment income (loss)	-	6	(1)	(2)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4)	3	5	17
Net unrealized appreciation (depreciation)
of investments	1	13	24	36	19

Net increase (decrease) in net assets
resulting from operations	$ 1	$ 15	$ 26	$ 39	$ 35

The accompanying notes are an integral part of these financial statements.

18

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Disciplined	Growth	Growth +	High Yield	International
	LargeCap	Opportunities	Value	Bond	Value

Net investment income (loss)
Income:
Dividends	$ 33	$ -	$ -	$ 626	$ 208

Total investment income	33	-	-	626	208

Expenses:
Mortality, expense risk and other charges	54	20	433	115	208

Total expenses	54	20	433	115	208

Net investment income (loss)	(21)	(20)	(433)	511	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(471)	(446)	(8,048)	312	1,734
Net unrealized appreciation (depreciation)
of investments	1,337	886	17,988	562	2,611

Net increase (decrease) in net assets
resulting from operations	$ 845	$ 420	$ 9,507	$ 1,385	$ 4,345

The accompanying notes are an integral part of these financial statements.

19

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
					Janus
		ING VP	ING VP	Janus	Aspen
	ING VP	MidCap	SmallCap	Aspen	International
	MagnaCap	Opportunities	Opportunities	Growth	Growth

Net investment income (loss)
Income:
Dividends	$ 11	$ -	$ -	$ 26	$ 388

Total investment income	11	-	-	26	388

Expenses:
Mortality, expense risk and other charges	15	18	297	396	266

Total expenses	15	18	297	396	266

Net investment income (loss)	(4)	(18)	(297)	(370)	122

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(227)	(139)	(25,176)	(3,689)	5,309
Net unrealized appreciation (depreciation)
of investments	456	541	31,970	11,594	3,204

Net increase (decrease) in net assets
resulting from operations	$ 225	$ 384	$ 6,497	$ 7,535	$ 8,635

The accompanying notes are an integral part of these financial statements.

20

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	Janus	Janus	Neuberger		Neuberger
	Aspen	Aspen	Berman AMT	Neuberger	Berman AMT
	Mid Cap	Worldwide	Limited	Berman AMT	Socially
	Growth	Growth	Maturity Bond	Partners	Responsive

Net investment income (loss)
Income:
Dividends	$ -	$ 618	$ 656	$ -	$ -

Total investment income	-	618	656	-	-

Expenses:
Mortality, expense risk and other charges	380	756	215	165	23

Total expenses	380	756	215	165	23

Net investment income (loss)	(380)	(138)	441	(165)	(23)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,705)	3,754	200	(521)	(11)
Net unrealized appreciation (depreciation)
of investments	14,961	7,984	(479)	4,052	488

Net increase (decrease) in net assets
resulting from operations	$ 7,876	$ 11,600	$ 162	$ 3,366	$ 454

The accompanying notes are an integral part of these financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

		OpCap
	OpCap	Global	OpCap	OpCap
	Equity	Equity	Managed	Small Cap

Net investment income (loss)
Income:
Dividends	$ 55	$ 13	$ 301	$ 8

Total investment income	55	13	301	8

Expenses:
Mortality, expense risk and other charges	66	53	244	259

Total expenses	66	53	244	259

Net investment income (loss)	(11)	(40)	57	(251)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	906	(606)	350
Net unrealized appreciation (depreciation)
of investments	1,070	434	3,851	6,268

Net increase (decrease) in net assets
resulting from operations	$ 1,060	$ 1,300	$ 3,302	$ 6,367

The accompanying notes are an integral part of these financial statements.

22

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2002	$ 6,741	$ 68,389	$ 46,833	$ 28,036
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	(722)	(504)	(358)
Net realized gain (loss) on investments and
capital gains distributions	(2,317)	(8,042)	(6,257)	(3,768)
Net unrealized appreciation (depreciation) of investments	225	(13,823)	(9,058)	(5,352)
Net increase (decrease) in net assets from operations	(2,161)	(22,587)	(15,819)	(9,478)
Changes from principal transactions:
Net premium payments	557	7,291	5,467	5,062
Surrenders	(700)	(4,584)	(2,578)	(2,471)
Policy loans	(8)	(127)	(106)	(109)
Transfers between Divisions (including fixed account), net	(1,288)	(7,853)	(6,854)	1,809
Annuity payments	-	-	-	-
Death benefits	(7)	(209)	(182)	(48)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(6)	(97)	(72)	(43)
Loan collateral interest	1	32	24	13
Increase (decrease) in net assets derived from principal
transactions	(1,451)	(5,547)	(4,301)	4,213
Total increase (decrease)	(3,612)	(28,134)	(20,120)	(5,265)
Net assets at December 31, 2002	3,129	40,255	26,713	22,771
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(637)	(428)	(407)
Net realized gain (loss) on investments	(1,024)	(3,110)	(5,014)	(6,228)
Net unrealized appreciation (depreciation) of investments	2,298	16,909	13,954	17,352
Net increase (decrease) in net assets from operations	1,215	13,162	8,512	10,717
Changes from principal transactions:
Net premium payments	354	4,446	3,646	3,647
Surrenders	(614)	(3,215)	(2,663)	(3,018)
Policy loans	(5)	(64)	(49)	(60)
Transfers between Divisions (including fixed account), net	2,302	(913)	(1,826)	4,247
Annuity payments	-	-	-	(1)
Death benefits	(19)	(77)	(89)	(62)
Transfers from (to) required reserves	-	-	-	1
Administrative charges	(6)	(87)	(65)	(46)
Loan collateral interest	1	35	26	16
Increase (decrease) in net assets derived from principal
transactions	2,013	125	(1,020)	4,724
Total increase (decrease)	3,228	13,287	7,492	15,441
Net assets at December 31, 2003	$ 6,357	$ 53,542	$ 34,205	$ 38,212

The accompanying notes are an integral part of these financial statements.

23

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	Alger		Fidelity® VIP
	American	Fidelity® VIP	Asset
	Small	Asset	ManagerSM	Fidelity® VIP
	Capitalization	ManagerSM:	Growth	Contrafund®
Net assets at January 1, 2002	$ 12,855	$ 4,046	$ 17,351	$ 66,502
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(153)	99	212	(330)
Net realized gain (loss) on investments and
capital gains distributions	(8,557)	(307)	(1,180)	(2,291)
Net unrealized appreciation (depreciation) of investments	5,143	(170)	(2,255)	(4,252)
Net increase (decrease) in net assets from operations	(3,567)	(378)	(3,223)	(6,873)
Changes from principal transactions:
Net premium payments	1,677	3	2,142	6,637
Surrenders	(836)	(431)	(1,600)	(6,163)
Policy loans	(13)	(14)	(38)	(157)
Transfers between Divisions (including fixed account), net	(605)	(492)	1,388	(5,089)
Annuity payments	-	-	-	-
Death benefits	(23)	(6)	(24)	(175)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(18)	(3)	(26)	(98)
Loan collateral interest	10	-	9	39
Increase (decrease) in net assets derived from principal
transactions	192	(943)	1,851	(5,006)
Total increase (decrease)	(3,375)	(1,321)	(1,372)	(11,879)
Net assets at December 31, 2002	9,480	2,725	15,979	54,623
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	60	245	(591)
Net realized gain (loss) on investments	(4,310)	(254)	(791)	(761)
Net unrealized appreciation (depreciation) of investments	8,286	549	3,954	16,518
Net increase (decrease) in net assets from operations	3,816	355	3,408	15,166
Changes from principal transactions:
Net premium payments	1,308	-	1,530	5,660
Surrenders	(1,138)	(603)	(1,343)	(6,183)
Policy loans	2	(10)	(44)	(40)
Transfers between Divisions (including fixed account), net	474	(178)	(163)	5,222
Annuity payments	-	-	-	-
Death benefits	(64)	(8)	(37)	(209)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(15)	(2)	(25)	(93)
Loan collateral interest	10	-	9	42
Increase (decrease) in net assets derived from principal
transactions	577	(801)	(73)	4,399
Total increase (decrease)	4,393	(446)	3,335	19,565
Net assets at December 31, 2003	$ 13,873	$ 2,279	$ 19,314	$ 74,188

The accompanying notes are an integral part of these financial statements.

24

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP
	Equity-	Fidelity® VIP	Growth	Fidelity® VIP
	Income	Growth	Opportunities	Index 500
Net assets at January 1, 2002	$ 43,165	$ 59,933	$ 2,375	$ 119,788
Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	(573)	(6)	(114)
Net realized gain (loss) on investments and
capital gains distributions	(750)	(3,609)	(580)	(5,348)
Net unrealized appreciation (depreciation) of investments	(8,211)	(14,967)	41	(23,924)
Net increase (decrease) in net assets from operations	(8,861)	(19,149)	(545)	(29,386)
Changes from principal transactions:
Net premium payments	6,537	8,457	365	15,908
Surrenders	(3,778)	(4,697)	(294)	(9,045)
Policy loans	(128)	(169)	(8)	(364)
Transfers between Divisions (including fixed account), net	3,025	(2,901)	(340)	(2,461)
Annuity payments	-	-	-	-
Death benefits	(170)	(91)	(3)	(254)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(64)	(103)	(5)	(220)
Loan collateral interest	29	36	1	87
Increase (decrease) in net assets derived from principal
transactions	5,451	532	(284)	3,651
Total increase (decrease)	(3,410)	(18,617)	(829)	(25,735)
Net assets at December 31, 2002	39,755	41,316	1,546	94,053
Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	(508)	(14)	36
Net realized gain (loss) on investments	(858)	(3,775)	(161)	(4,617)
Net unrealized appreciation (depreciation) of investments	13,377	16,595	677	29,604
Net increase (decrease) in net assets from operations	12,635	12,312	502	25,023
Changes from principal transactions:
Net premium payments	5,495	5,562	275	12,238
Surrenders	(5,044)	(4,304)	(217)	(7,282)
Policy loans	(114)	(133)	(15)	(392)
Transfers between Divisions (including fixed account), net	7,069	(2,638)	253	(354)
Annuity payments	(1)	-	-	-
Death benefits	(102)	(187)	(2)	(179)
Transfers from (to) required reserves	2	-	-	-
Administrative charges	(62)	(92)	(4)	(207)
Loan collateral interest	33	39	1	98
Increase (decrease) in net assets derived from principal
transactions	7,276	(1,753)	291	3,922
Total increase (decrease)	19,911	10,559	793	28,945
Net assets at December 31, 2003	$ 59,666	$ 51,875	$ 2,339	$ 122,998

The accompanying notes are an integral part of these financial statements.

25

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP		ING MFS
	Investment	Money	Fidelity® VIP	Total
	Grade Bond	Market	Overseas	Return
Net assets at January 1, 2002	$ 13,815	$ 28,819	$ 1,383	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	81	(6)	-
Net realized gain (loss) on investments and
capital gains distributions	123	(68)	(134)	-
Net unrealized appreciation (depreciation) of investments	1,248	2	(124)	-
Net increase (decrease) in net assets from operations	1,675	15	(264)	-
Changes from principal transactions:
Net premium payments	3,210	50,037	-	-
Surrenders	(3,042)	(29,706)	(160)	-
Policy loans	(58)	(94)	(6)	-
Transfers between Divisions (including fixed account), net	9,510	3,673	(45)	-
Annuity payments	-	(23)	-	-
Death benefits	(41)	(258)	-	-
Transfers from (to) required reserves	-	60	-	-
Administrative charges	(16)	(21)	(2)	-
Loan collateral interest	3	16	-	-
Increase (decrease) in net assets derived from principal
transactions	9,566	23,684	(213)	-
Total increase (decrease)	11,241	23,699	(477)	-
Net assets at December 31, 2002	25,056	52,518	906	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,032	(205)	(5)	1
Net realized gain (loss) on investments	639	2	(99)	-
Net unrealized appreciation (depreciation) of investments	(683)	(2)	440	18
Net increase (decrease) in net assets from operations	988	(205)	336	19
Changes from principal transactions:
Net premium payments	3,995	48,019	-	4
Surrenders	(4,019)	(60,813)	(72)	(9)
Policy loans	(83)	(7)	(4)	-
Transfers between Divisions (including fixed account), net	(628)	(19,224)	(51)	382
Annuity payments	-	(23)	-	-
Death benefits	(46)	(283)	-	-
Transfers from (to) required reserves	-	28	-	-
Administrative charges	(27)	(19)	(2)	-
Loan collateral interest	9	17	-	-
Increase (decrease) in net assets derived from principal
transactions	(799)	(32,305)	(129)	377
Total increase (decrease)	189	(32,510)	207	396
Net assets at December 31, 2003	$ 25,245	$ 20,008	$ 1,113	$ 396

The accompanying notes are an integral part of these financial statements.

26

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

		ING American
	ING T. Rowe	Century	ING Baron	ING JPMorgan
	Price Equity	Small Cap	Small	Mid Cap
	Income	Value	Cap Growth	Value
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Net premium payments	-	-	-	-
Surrenders	-	-	-	-
Policy loans	-	-	-	-
Transfers between Divisions (including fixed account), net	-	1	1	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	-	1	1	-
Total increase (decrease)	-	1	1	-
Net assets at December 31, 2002	-	1	1	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	(3)	5
Net realized gain (loss) on investments	1	27	85	4
Net unrealized appreciation (depreciation) of investments	48	4	10	46
Net increase (decrease) in net assets from operations	49	36	92	55
Changes from principal transactions:
Net premium payments	22	25	23	77
Surrenders	(5)	(4)	(4)	(5)
Policy loans	2	-	-	(3)
Transfers between Divisions (including fixed account), net	481	182	221	485
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	500	203	240	554
Total increase (decrease)	549	239	332	609
Net assets at December 31, 2003	$ 549	$ 240	$ 333	$ 609

The accompanying notes are an integral part of these financial statements.

27

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING MFS	ING PIMCO	ING T. Rowe	ING Van
	Global	Total	Price Growth	Kampen
	Growth	Return	Equity	Comstock
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Net premium payments	-	-	-	-
Surrenders	-	-	-	-
Policy loans	-	-	-	-
Transfers between Divisions (including fixed account), net	-	-	-	1
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	-	-	-	1
Total increase (decrease)	-	-	-	1
Net assets at December 31, 2002	-	-	-	1
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	18	(3)	8
Net realized gain (loss) on investments	35	(5)	3	51
Net unrealized appreciation (depreciation) of investments	17	(16)	41	-
Net increase (decrease) in net assets from operations	50	(3)	41	59
Changes from principal transactions:
Net premium payments	55	361	66	89
Surrenders	(546)	(157)	(4)	(6)
Policy loans	-	(8)	(1)	-
Transfers between Divisions (including fixed account), net	705	480	431	299
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	214	676	492	382
Total increase (decrease)	264	673	533	441
Net assets at December 31, 2003	$ 264	$ 673	$ 533	$ 442

The accompanying notes are an integral part of these financial statements.

28

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Index Plus
	Balanced	Growth	Income	LargeCap
Net assets at January 1, 2002	$ -	$ -	$ -	$ -
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Net premium payments	-	-	-	-
Surrenders	-	-	-	-
Policy loans	-	-	-	-
Transfers between Divisions (including fixed account), net	-	-	-	-
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	-	-	-	-
Total increase (decrease)	-	-	-	-
Net assets at December 31, 2002	-	-	-	-
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	6	(1)
Net realized gain (loss) on investments	8	-	(4)	3
Net unrealized appreciation (depreciation) of investments	11	1	13	24
Net increase (decrease) in net assets from operations	20	1	15	26
Changes from principal transactions:
Net premium payments	9	26	85	83
Surrenders	(1)	-	(8)	(2)
Policy loans	-	(2)	1	1
Transfers between Divisions (including fixed account), net	129	2	135	191
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal
transactions	137	26	213	273
Total increase (decrease)	157	27	228	299
Net assets at December 31, 2003	$ 157	$ 27	$ 228	$ 299

The accompanying notes are an integral part of these financial statements.

29

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth
	MidCap	SmallCap	LargeCap	Opportunities
Net assets at January 1, 2002	$ -	$ -	$ 11,574	$ 3,027
Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(30)	(28)
Net realized gain (loss) on investments and
capital gains distributions	-	-	(2,288)	(774)
Net unrealized appreciation (depreciation) of investments	-	-	622	(26)
Net increase (decrease) in net assets from operations	-	-	(1,696)	(828)
Changes from principal transactions:
Net premium payments	-	-	320	274
Surrenders	-	-	(927)	(209)
Policy loans	-	-	1	(2)
Transfers between Divisions (including fixed account), net	-	-	(5,501)	(909)
Annuity payments	-	-	-	-
Death benefits	-	-	(151)	(12)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	(5)	(3)
Loan collateral interest	-	-	1	1
Increase (decrease) in net assets derived from principal
transactions	-	-	(6,262)	(860)
Total increase (decrease)	-	-	(7,958)	(1,688)
Net assets at December 31, 2002	-	-	3,616	1,339
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	(21)	(20)
Net realized gain (loss) on investments	5	17	(471)	(446)
Net unrealized appreciation (depreciation) of investments	36	19	1,337	886
Net increase (decrease) in net assets from operations	39	35	845	420
Changes from principal transactions:
Net premium payments	72	51	178	204
Surrenders	(2)	(1)	(491)	(259)
Policy loans	1	-	(2)	(6)
Transfers between Divisions (including fixed account), net	395	186	1,046	(67)
Annuity payments	-	-	-	-
Death benefits	-	-	(22)	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	(4)	(2)
Loan collateral interest	-	-	1	1
Increase (decrease) in net assets derived from principal
transactions	466	236	706	(129)
Total increase (decrease)	505	271	1,551	291
Net assets at December 31, 2003	$ 505	$ 271	$ 5,167	$ 1,630

The accompanying notes are an integral part of these financial statements.

30

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING VP	ING VP	ING VP
	Growth +	High Yield	International	ING VP
	Value	Bond	Value	MagnaCap
Net assets at January 1, 2002	$ 54,667	$ 5,104	$ 15,372	$ 780
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(567)	251	(71)	(1)
Net realized gain (loss) on investments and
capital gains distributions	(10,824)	(274)	(1,057)	(31)
Net unrealized appreciation (depreciation) of investments	(7,971)	(101)	(227)	(217)
Net increase (decrease) in net assets from operations	(19,362)	(124)	(1,355)	(249)
Changes from principal transactions:
Net premium payments	5,985	454	1,517	244
Surrenders	(3,661)	(558)	(1,404)	(79)
Policy loans	(70)	(5)	(44)	(6)
Transfers between Divisions (including fixed account), net	(8,543)	(437)	(3,322)	825
Annuity payments	-	-	-	-
Death benefits	(155)	(8)	(62)	(4)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(79)	(5)	(12)	(1)
Loan collateral interest	26	1	3	1
Increase (decrease) in net assets derived from principal
transactions	(6,497)	(558)	(3,324)	980
Total increase (decrease)	(25,859)	(682)	(4,679)	731
Net assets at December 31, 2002	28,808	4,422	10,693	1,511
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	511	-	(4)
Net realized gain (loss) on investments	(8,048)	312	1,734	(227)
Net unrealized appreciation (depreciation) of investments	17,988	562	2,611	456
Net increase (decrease) in net assets from operations	9,507	1,385	4,345	225
Changes from principal transactions:
Net premium payments	3,505	1,076	1,344	167
Surrenders	(3,022)	(963)	(1,803)	(74)
Policy loans	(50)	(37)	7	(8)
Transfers between Divisions (including fixed account), net	(3,407)	7,333	3,208	(690)
Annuity payments	-	-	-	-
Death benefits	(81)	(5)	(43)	-
Transfers from (to) required reserves	(3)	-	-	-
Administrative charges	(64)	(3)	(13)	(1)
Loan collateral interest	26	2	4	-
Increase (decrease) in net assets derived from principal
transactions	(3,096)	7,403	2,704	(606)
Total increase (decrease)	6,411	8,788	7,049	(381)
Net assets at December 31, 2003	$ 35,219	$ 13,210	$ 17,742	$ 1,130

The accompanying notes are an integral part of these financial statements.

31

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
				Janus
	ING VP	ING VP	Janus	Aspen
	MidCap	SmallCap	Aspen	International
	Opportunities	Opportunities	Growth	Growth
Net assets at January 1, 2002	$ 1,330	$ 39,833	$ 44,303	$ 19,344
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(403)	(496)	(105)
Net realized gain (loss) on investments and
capital gains distributions	(148)	(4,805)	(6,403)	(2,835)
Net unrealized appreciation (depreciation) of investments	(204)	(12,400)	(4,757)	(817)
Net increase (decrease) in net assets from operations	(368)	(17,608)	(11,656)	(3,757)
Changes from principal transactions:
Net premium payments	279	5,333	5,644	3,217
Surrenders	(144)	(2,603)	(3,373)	(1,048)
Policy loans	(6)	(27)	(125)	(64)
Transfers between Divisions (including fixed account), net	(65)	(3,605)	(7,903)	(3,710)
Annuity payments	-	-	-	-
Death benefits	-	(111)	(243)	(33)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(2)	(47)	(72)	(28)
Loan collateral interest	-	13	21	9
Increase (decrease) in net assets derived from principal
transactions	62	(1,047)	(6,051)	(1,657)
Total increase (decrease)	(306)	(18,655)	(17,707)	(5,414)
Net assets at December 31, 2002	1,024	21,178	26,596	13,930
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(297)	(370)	122
Net realized gain (loss) on investments	(139)	(25,176)	(3,689)	5,309
Net unrealized appreciation (depreciation) of investments	541	31,970	11,594	3,204
Net increase (decrease) in net assets from operations	384	6,497	7,535	8,635
Changes from principal transactions:
Net premium payments	207	2,942	3,558	1,886
Surrenders	(143)	(2,379)	(2,606)	(1,885)
Policy loans	-	(27)	(56)	(11)
Transfers between Divisions (including fixed account), net	198	(4,693)	(3,682)	(4,503)
Annuity payments	-	-	-	-
Death benefits	-	(33)	(55)	(12)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(2)	(40)	(62)	(25)
Loan collateral interest	1	12	24	10
Increase (decrease) in net assets derived from principal
transactions	261	(4,218)	(2,879)	(4,540)
Total increase (decrease)	645	2,279	4,656	4,095
Net assets at December 31, 2003	$ 1,669	$ 23,457	$ 31,252	$ 18,025

The accompanying notes are an integral part of these financial statements.

32

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Janus	Janus	Neuberger
	Aspen	Aspen	Berman AMT	Neuberger
	Mid Cap	Worldwide	Limited	Berman AMT
	Growth	Growth	Maturity Bond	Partners
Net assets at January 1, 2002	$ 35,974	$ 82,310	$ 11,025	$ 13,771
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(399)	(370)	363	(106)
Net realized gain (loss) on investments and
capital gains distributions	(8,806)	(24,891)	93	(683)
Net unrealized appreciation (depreciation) of investments	(1,218)	4,711	82	(2,707)
Net increase (decrease) in net assets from operations	(10,423)	(20,550)	538	(3,496)
Changes from principal transactions:
Net premium payments	6,546	9,030	1,910	1,560
Surrenders	(2,205)	(5,160)	(1,704)	(1,152)
Policy loans	(101)	(174)	(19)	(25)
Transfers between Divisions (including fixed account), net	(5,619)	(13,981)	3,869	(485)
Annuity payments	-	-	-	-
Death benefits	(53)	(278)	(26)	(23)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(91)	(123)	(14)	(22)
Loan collateral interest	22	42	3	9
Increase (decrease) in net assets derived from principal
transactions	(1,501)	(10,644)	4,019	(138)
Total increase (decrease)	(11,924)	(31,194)	4,557	(3,634)
Net assets at December 31, 2002	24,050	51,116	15,582	10,137
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(380)	(138)	441	(165)
Net realized gain (loss) on investments	(6,705)	3,754	200	(521)
Net unrealized appreciation (depreciation) of investments	14,961	7,984	(479)	4,052
Net increase (decrease) in net assets from operations	7,876	11,600	162	3,366
Changes from principal transactions:
Net premium payments	4,352	5,827	1,553	1,151
Surrenders	(2,716)	(4,180)	(1,871)	(1,208)
Policy loans	(147)	(93)	(36)	(34)
Transfers between Divisions (including fixed account), net	(2,180)	(7,923)	(1,698)	1,205
Annuity payments	-	(1)	-	-
Death benefits	(65)	(184)	(47)	(2)
Transfers from (to) required reserves	-	1	-	-
Administrative charges	(79)	(99)	(13)	(19)
Loan collateral interest	23	44	5	9
Increase (decrease) in net assets derived from principal
transactions	(812)	(6,608)	(2,107)	1,102
Total increase (decrease)	7,064	4,992	(1,945)	4,468
Net assets at December 31, 2003	$ 31,114	$ 56,108	$ 13,637	$ 14,605

The accompanying notes are an integral part of these financial statements.

33

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Neuberger
	Berman AMT		OpCap
	Socially	OpCap	Global	OpCap
	Responsive	Equity	Equity	Managed
Net assets at January 1, 2002	$ 893	$ 5,331	$ 1,698	$ 15,718
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(25)	(21)	46
Net realized gain (loss) on investments and
capital gains distributions	(16)	(1,103)	(439)	(726)
Net unrealized appreciation (depreciation) of investments	(150)	(117)	86	(2,753)
Net increase (decrease) in net assets from operations	(180)	(1,245)	(374)	(3,433)
Changes from principal transactions:
Net premium payments	339	985	427	2,177
Surrenders	(75)	(431)	(196)	(1,516)
Policy loans	(9)	(7)	-	(42)
Transfers between Divisions (including fixed account), net	268	(810)	235	3,041
Annuity payments	-	-	-	-
Death benefits	(2)	(4)	(2)	(11)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(3)	(9)	(4)	(26)
Loan collateral interest	-	3	1	8
Increase (decrease) in net assets derived from principal
transactions	518	(273)	461	3,631
Total increase (decrease)	338	(1,518)	87	198
Net assets at December 31, 2002	1,231	3,813	1,785	15,916
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(11)	(40)	57
Net realized gain (loss) on investments	(11)	1	906	(606)
Net unrealized appreciation (depreciation) of investments	488	1,070	434	3,851
Net increase (decrease) in net assets from operations	454	1,060	1,300	3,302
Changes from principal transactions:
Net premium payments	317	632	378	1,670
Surrenders	(97)	(336)	(735)	(1,450)
Policy loans	(6)	(1)	(13)	(81)
Transfers between Divisions (including fixed account), net	325	958	1,003	4,665
Annuity payments	-	-	-	-
Death benefits	-	(1)	-	(6)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(3)	(8)	(3)	(26)
Loan collateral interest	1	4	1	9
Increase (decrease) in net assets derived from principal
transactions	537	1,248	631	4,781
Total increase (decrease)	991	2,308	1,931	8,083
Net assets at December 31, 2003	$ 2,222	$ 6,121	$ 3,716	$ 23,999

The accompanying notes are an integral part of these financial statements.

34

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

OpCap
Small Cap
Net assets at January 1, 2002	$ 12,457
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(197)
Net realized gain (loss) on investments and
capital gains distributions	(340)
Net unrealized appreciation (depreciation) of investments	(3,505)
Net increase (decrease) in net assets from operations	(4,042)
Changes from principal transactions:
Net premium payments	2,957
Surrenders	(1,548)
Policy loans	(61)
Transfers between Divisions (including fixed account), net	4,117
Annuity payments	-
Death benefits	(29)
Transfers from (to) required reserves	-
Administrative charges	(24)
Loan collateral interest	5
Increase (decrease) in net assets derived from principal
transactions	5,417
Total increase (decrease)	1,375
Net assets at December 31, 2002	13,832
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(251)
Net realized gain (loss) on investments	350
Net unrealized appreciation (depreciation) of investments	6,268
Net increase (decrease) in net assets from operations	6,367
Changes from principal transactions:
Net premium payments	2,303
Surrenders	(1,576)
Policy loans	(78)
Transfers between Divisions (including fixed account), net	4,644
Annuity payments	-
Death benefits	(23)
Transfers from (to) required reserves	-
Administrative charges	(27)
Loan collateral interest	8
Increase (decrease) in net assets derived from principal
transactions	5,251
Total increase (decrease)	11,618
Net assets at December 31, 2003	$ 25,450

The accompanying notes are an integral part of these financial statements.

35

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

  Organization

  ReliaStar Life Insurance Company Separate Account N (the "Account"), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. ("ING AIH"). ING AIH is a subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  36

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  At December 31, 2003, the Account had forty-nine investment divisions (the "Divisions"), twenty-six of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM VI Dent Demographic Trends Fund - Series I Shares

  The Alger American Fund:

  Alger American Growth Portfolio

  Alger American Leveraged AllCap Portfolio

  Alger American MidCap Growth Portfolio

  Alger American Small Capitalization Portfolio

  Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM: Growth Portfolio - Initial Class

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP Growth Opportunities Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING Investors Trust:

  ING MFS Total Return Portfolio - Service Class**

  ING T. Rowe Price Equity Income Portfolio - Service Class**

  ING Partners, Inc.:

  ING American Century Small Cap Value Portfolio - Initial Class*

  ING Baron Small Cap Growth Portfolio - Initial Class*

  ING Partners, Inc. (continued):

  ING JPMorgan Mid Cap Value Portfolio - Initial Class

  ING MFS Global Growth Portfolio - Initial Class**

  ING PIMCO Total Return Portfolio - Initial Class**

  ING T. Rowe Price Growth Equity Portfolio - Initial Class**

  ING Van Kampen Comstock Portfolio - Initial Class*

  ING Strategic Allocations Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class R**

  ING VP Strategic Allocation Growth Portfolio - Class R**

  ING VP Strategic Allocation Income Portfolio - Class R**

  ING Variable Portfolios, Inc.:

  ING VP Index Plus LargeCap Portfolio - Class R**

  ING VP Index Plus MidCap Portfolio - Class R**

  ING VP Index Plus SmallCap Portfolio - Class R**

  ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio

  ING VP Growth Opportunities Portfolio - Class R

  ING VP Growth + Value Portfolio

  ING VP High Yield Bond Portfolio

  ING VP International Value Portfolio - Class R

  ING VP MagnaCap Portfolio - Class R

  ING VP MidCap Opportunities Portfolio - Class R

  ING VP SmallCap Opportunities Portfolio - Class R

  37

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Janus Aspen Series:

  Janus Aspen Growth Portfolio - Institutional Shares

  Janus Aspen International Growth Portfolio - Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional Shares

  Janus Aspen Worldwide Growth Portfolio - Institutional Shares

  Neuberger Berman Advisers Management Trust:

  Neuberger Berman AMT Limited Maturity Bond Portfolio

  Neuberger Berman Advisers Management Trust (continued):

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

  PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

  * Division added in 2002

  ** Division added in 2003

  The names of certain Divisions and Trusts were changed during 2003. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name

Fidelity Variable Insurance Products Fund:	Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Asset ManagerSM	Fidelity® VIP II Asset ManagerSM
Fidelity® VIP Asset ManagerSM: Growth	Fidelity® VIP II Asset ManagerSM: Growth
Fidelity® VIP Contrafund®	Fidelity® VIP II Contrafund®
Fidelity® VIP Index 500	Fidelity® VIP II Index 500
Fidelity® VIP Investment Grade Bond	Fidelity® VIP II Investment Grade Bond
Fidelity Variable Insurance Products Fund:	Fidelity Variable Insurance Products Fund III:
Fidelity® VIP Growth Opportunities	Fidelity® VIP III Growth Opportunities
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap	ING VP Research Enhanced Index
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth	Janus Aspen Aggressive Growth
PIMCO Accumulation Trust:	OCC Accumulation Trust:
OpCap Equity	OCC Accumulation Equity
OpCap Global Equity	OCC Accumulation Global Equity
OpCap Managed	OCC Accumulation Managed
OpCap Small Cap	OCC Accumulation Small Cap

  38

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

  39

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Transfers

  Transfers to (from) required reserves on the Statement of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between ReliaStar Life and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

  Administrative Charges

  A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative charges.

  Contract Maintenance Charges

  An annual Contract charge of $30 is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

  Sales and Surrender Charges

  No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge of up to 8%, as set forth in the Contract.

  40

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Premium Taxes

  Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premiums payments.

  Related Party Transactions

  During the year ended December 31, 2003, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust. In addition, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  41

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	$ 2,977	$ 1,023	$ 838	$ 2,359
The Alger American Fund:
Alger American Growth	2,851	3,363	3,871	10,149
Alger American Leveraged AllCap	3,775	5,223	2,296	7,106
Alger American MidCap Growth	16,422	12,106	9,981	6,130
Alger American Small Capitalization	39,952	39,535	6,000	5,962
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	95	836	174	1,019
Fidelity® VIP Asset ManagerSM: Growth	1,969	1,797	4,423	2,361
Fidelity® VIP Contrafund®	7,047	3,239	4,448	9,792
Fidelity® VIP Equity-Income	10,581	3,191	12,381	5,892
Fidelity® VIP Growth	2,969	5,230	5,513	5,561
Fidelity® VIP Growth Opportunities	573	296	1,003	1,294
Fidelity® VIP Index 500	17,475	13,517	25,016	21,493
Fidelity® VIP Investment Grade Bond	9,936	9,703	12,835	2,967
Fidelity® VIP Money Market	897,945	930,485	426,616	402,914
Fidelity® VIP Overseas	11	145	13	233
ING Investors Trust:
ING MFS Total Return	388	10	-	-
ING T. Rowe Price Equity Income	546	46	-	-
ING Partners, Inc.:
ING American Century Small Cap Value	413	205	1	-
ING Baron Small Cap Growth	5,400	5,163	1	-
ING JPMorgan Mid Cap Value	586	27	-	-
ING MFS Global Growth	10,280	10,068	-	-
ING PIMCO Total Return	2,926	2,232	-	-
ING T. Rowe Price Growth Equity	1,826	1,337	-	-
ING Van Kampen Comstock	1,577	1,187	1	-
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	765	627	-	-
ING VP Strategic Allocation Growth	28	2	-	-
ING VP Strategic Allocation Income	1,573	1,354	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	294	22	-	-
ING VP Index Plus MidCap	496	32	-	-
ING VP Index Plus SmallCap	2,645	2,410	-	-

  42

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars In Thousands)
ING Variable Products Trust:
ING VP Disciplined LargeCap	$ 1,646	$ 961	$ 510	$ 6,803
ING VP Growth Opportunities	420	569	438	1,326
ING VP Growth + Value	1,471	4,997	1,936	9,007
ING VP High Yield Bond	47,039	39,125	2,105	2,291
ING VP International Value	85,112	82,408	101,717	105,114
ING VP MagnaCap	300	910	1,173	195
ING VP MidCap Opportunities	530	287	386	340
ING VP SmallCap Opportunities	16,173	20,688	4,147	5,601
Janus Aspen Series:
Janus Aspen Growth	1,390	4,639	1,553	8,106
Janus Aspen International Growth	419,079	423,497	161,699	163,463
Janus Aspen Mid Cap Growth	2,504	3,696	3,038	4,943
Janus Aspen Worldwide Growth	195,632	202,379	112,484	123,508
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity
Bond	3,317	4,983	9,164	4,783
Neuberger Berman AMT Partners	2,395	1,458	2,317	2,562
Neuberger Berman AMT Socially Responsive	723	209	660	156
PIMCO Accumulation Trust:
OpCap Equity	9,093	7,856	4,278	4,541
OpCap Global Equity	110,718	110,127	17,797	17,358
OpCap Managed	8,106	3,268	7,802	4,126
OpCap Small Cap	40,861	35,861	31,688	24,600

  43

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Changes in Units

  The net changes in units outstanding follow:

	Year ended December 31
	2003	2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	444,527	(392,398)
The Alger American Fund:
Alger American Growth	(5,834)	(383,644)
Alger American Leveraged AllCap	(66,069)	(259,580)
Alger American MidCap Growth	241,936	230,710
Alger American Small Capitalization	61,489	20,631
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	(54,380)	(65,046)
Fidelity® VIP Asset ManagerSM: Growth	(7,710)	116,423
Fidelity® VIP Contrafund®	233,454	(286,419)
Fidelity® VIP Equity-Income	461,665	304,570
Fidelity® VIP Growth	(138,429)	692
Fidelity® VIP Growth Opportunities	52,542	(53,298)
Fidelity® VIP Index 500	205,979	148,673
Fidelity® VIP Investment Grade Bond	(58,049)	801,962
Fidelity® VIP Money Market	(2,555,975)	1,863,620
Fidelity® VIP Overseas	(12,378)	(18,726)
ING Investors Trust:
ING MFS Total Return	35,106	-
ING T. Rowe Price Equity Income	45,174	-
ING Partners, Inc.:
ING American Century Small Cap Value	17,799	129
ING Baron Small Cap Growth	25,059	128
ING JPMorgan Mid Cap Value	47,245	-
ING MFS Global Growth	20,002	-
ING PIMCO Total Return	64,909	-
ING T. Rowe Price Growth Equity	41,737	-
ING Van Kampen Comstock	34,539	128
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	13,323	-
ING VP Strategic Allocation Growth	2,250	-
ING VP Strategic Allocation Income	20,296	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	24,260	-
ING VP Index Plus MidCap	38,815	-
ING VP Index Plus SmallCap	20,350	-

  44

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Variable Products Trust:
ING VP Disciplined LargeCap	78,074	(723,294)
ING VP Growth Opportunities	(26,792)	(194,418)
ING VP Growth + Value	(245,058)	(423,705)
ING VP High Yield Bond	860,670	(67,876)
ING VP International Value	247,871	(167,854)
ING VP MagnaCap	(93,951)	135,402
ING VP MidCap Opportunities	49,340	11,920
ING VP SmallCap Opportunities	(283,181)	(69,608)
Janus Aspen Series:
Janus Aspen Growth	(291,638)	(631,977)
Janus Aspen International Growth	(40,906)	(29,298)
Janus Aspen Mid Cap Growth	(75,937)	(165,894)
Janus Aspen Worldwide Growth	(556,282)	(991,241)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	(169,406)	335,516
Neuberger Berman AMT Partners	103,980	(20,367)
Neuberger Berman AMT Socially Responsive	50,507	54,378
PIMCO Accumulation Trust:
OpCap Equity	111,037	(34,904)
OpCap Global Equity	114,536	42,708
OpCap Managed	444,138	330,620
OpCap Small Cap	409,543	404,838

  45

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
AIM VI Dent Demographic Trends
2003	1,338	$4.75	$ 6,357	-%	1.40%	35.71%
2002	894	$3.50	3,129	-	1.40%	-33.21%
2001	1,286	$5.24	6,741	-	1.40%	-32.87%
2000	1,086	$7.81	8,476	*	*	*
Alger American Growth
2003	3,115	$17.19	53,542	-	1.40%	33.26%
2002	3,121	$12.90	40,255	0.04	1.40%	-33.91%
2001	3,504	$19.52	68,389	(23.00)	1.40%	-13.05%
2000	3,336	$22.45	74,867	*	*	*
Alger American Leveraged AllCap
2003	1,759	$19.45	34,205	-	1.40%	32.86%
2002	1,825	$14.64	26,713	0.01	1.40%	-34.85%
2001	2,084	$22.47	46,833	-	1.40%	-17.11%
2000	2,022	$27.11	54,808	*	*	*
Alger American MidCap Growth
2003	1,839	$20.78	38,212	-	1.40%	45.72%
2002	1,597	$14.26	22,771	-	1.40%	-30.51%
2001	1,366	$20.52	28,036	-	1.40%	-7.83%
2000	1,118	$22.27	24,885	*	*	*

46

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Alger American Small Capitalization
2003	1,524	$9.10	$ 13,873	-%	1.40%	40.43%
2002	1,463	$6.48	9,480	-	1.40%	-27.27%
2001	1,442	$8.91	12,855	(0.05)	1.40%	-30.50%
2000	1,195	$12.82	15,320	*	*	*
Fidelity® VIP Asset ManagerSM
2003	139	$16.39	2,279	3.72	1.40%	16.32%
2002	193	$14.09	2,725	4.30	1.40%	-10.03%
2001	258	$15.66	4,046	(4.54)	1.40%	-5.45%
2000	322	$16.56	5,338	*	*	*
Fidelity® VIP Asset ManagerSM: Growth
2003	1,210	$15.96	19,314	2.75	1.40%	21.65%
2002	1,218	$13.12	15,979	2.59	1.40%	-16.70%
2001	1,101	$15.75	17,351	(2.90)	1.40%	-8.69%
2000	1,090	$17.25	18,808	*	*	*
Fidelity® VIP Contrafund®
2003	3,473	$21.36	74,188	0.42	1.40%	26.69%
2002	3,240	$16.86	54,623	0.84	1.40%	-10.60%
2001	3,526	$18.86	66,502	(0.81)	1.40%	-13.47%
2000	3,587	$21.80	78,175	*	*	*
Fidelity® VIP Equity-Income
2003	3,213	$18.57	59,666	1.56	1.40%	28.51%
2002	2,751	$14.45	39,755	1.60	1.40%	-18.08%
2001	2,447	$17.64	43,165	(1.58)	1.40%	-6.29%
2000	2,063	$18.83	38,836	*	*	*

47

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Growth
2003	3,196	$16.23	$ 51,875	0.26%	1.40%	30.99%
2002	3,335	$12.39	41,316	0.24	1.40%	-31.09%
2001	3,334	$17.98	59,933	(0.08)	1.40%	-18.80%
2000	2,962	$22.14	65,584	*	*	*
Fidelity® VIP Growth Opportunities
2003	342	$6.84	2,339	0.67	1.40%	28.09%
2002	289	$5.34	1,546	1.04	1.40%	-22.94%
2001	343	$6.93	2,375	(0.38)	1.40%	-15.62%
2000	346	$8.21	2,844	*	*	*
Fidelity® VIP Index 500
2003	6,480	$18.98	122,998	1.38	1.40%	26.62%
2002	6,274	$14.99	94,053	1.26	1.40%	-23.32%
2001	6,126	$19.55	119,788	(1.13)	1.40%	-13.33%
2000	5,629	$22.56	127,016	*	*	*
Fidelity® VIP Investment Grade Bond
2003	1,946	$12.97	25,245	5.64	1.40%	3.76%
2002	2,005	$12.50	25,056	3.06	1.40%	8.79%
2001	1,203	$11.49	13,815	(3.42)	1.40%	6.95%
2000	490	$10.74	5,262	*	*	*
Fidelity® VIP Money Market
2003	1,566	$12.64	20,008	1.20	1.40%	-0.39%
2002	4,122	$12.69	52,518	1.65	1.40%	0.24%
2001	2,258	$12.66	28,819	(3.91)	1.40%	2.74%
2000	1,270	$12.32	15,592	*	*	*

48

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Overseas
2003	82	$13.65	$ 1,113	0.79%	1.40%	41.45%
2002	94	$9.65	906	0.80	1.40%	-21.42%
2001	113	$12.28	1,383	(5.60)	1.40%	-17.02%
2000	125	$14.80	1,981	*	*	*
ING MFS Total Return
2003	35	$11.28	396	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Equity Income
2003	45	$12.16	549	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING American Century Small Cap Value
2003	18	$13.38	240	4.98	1.40%	33.93%
2002	-	$9.99	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**
ING Baron Small Cap Growth
2003	25	$13.22	333	-	1.40%	31.94%
2002	-	$10.02	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**

49

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING JPMorgan Mid Cap Value
2003	47	$12.88	$ 609	*** %	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING MFS Global Growth
2003	20	$13.18	264	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING PIMCO Total Return
2003	65	$10.37	673	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Growth Equity
2003	42	$12.77	533	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING Van Kampen Comstock
2003	35	$12.76	442	4.51	1.40%	28.11%
2002	-	$9.96	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**

50

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Strategic Allocation Balanced
2003	13	$11.76	$ 157	*** %	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Growth
2003	2	$12.21	27	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Income
2003	20	$11.23	228	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus LargeCap
2003	24	$12.32	299	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus MidCap
2003	39	$13.01	505	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

51

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Index Plus SmallCap
2003	20	$13.30	$ 271	*** %	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Disciplined LargeCap
2003	574	$9.00	5,167	0.75	1.40%	23.46%
2002	496	$7.29	3,616	0.92	1.40%	-23.18%
2001	1,219	$9.49	11,574	(0.51)	1.40%	-13.46%
2000	1,544	$10.97	16,939	*	*	*
ING VP Growth Opportunities
2003	343	$4.75	1,630	-	1.40%	31.22%
2002	370	$3.62	1,339	-	1.40%	-32.46%
2001	564	$5.36	3,027	-	1.40%	-39.42%
2000	364	$8.86	3,227	*	*	*
ING VP Growth + Value
2003	2,211	$15.93	35,219	-	1.40%	35.81%
2002	2,456	$11.73	28,808	-	1.40%	-38.20%
2001	2,880	$18.98	54,667	-	1.40%	-31.96%
2000	2,466	$27.90	68,795	*	*	*
ING VP High Yield Bond
2003	1,405	$9.40	13,210	7.10	1.40%	15.76%
2002	545	$8.12	4,422	6.62	1.40%	-2.52%
2001	612	$8.33	5,104	(9.58)	1.40%	-0.71%
2000	598	$8.39	5,019	*	*	*

52

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP International Value
2003	1,088	$16.30	$ 17,742	1.46%	1.40%	28.14%
2002	841	$12.72	10,693	0.87	1.40%	-16.54%
2001	1,008	$15.24	15,372	(1.55)	1.40%	-12.90%
2000	748	$17.50	13,087	*	*	*
ING VP MagnaCap
2003	129	$8.75	1,130	0.83	1.40%	29.25%
2002	223	$6.77	1,511	1.22	1.40%	-23.85%
2001	88	$8.89	780	(1.40)	1.40%	-11.70%
2000	37	$10.07	377	*	*	*
ING VP MidCap Opportunities
2003	285	$5.85	1,669	-	1.40%	34.79%
2002	236	$4.34	1,024	-	1.40%	-26.94%
2001	224	$5.94	1,330	-	1.40%	-33.86%
2000	111	$8.98	1,001	*	*	*
ING VP SmallCap Opportunities
2003	1,213	$19.33	23,457	-	1.40%	36.61%
2002	1,497	$14.15	21,178	-	1.40%	-44.36%
2001	1,566	$25.43	39,833	-	1.40%	-30.15%
2000	1,267	$36.41	46,114	*	*	*
Janus Aspen Growth
2003	2,758	$11.33	31,252	0.09	1.40%	29.93%
2002	3,050	$8.72	26,596	-	1.40%	-27.51%
2001	3,682	$12.03	44,303	(0.07)	1.40%	-25.79%
2000	3,579	$16.21	58,033	*	*	*

53

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Janus Aspen International Growth
2003	1,480	$12.18	$ 18,025	2.43%	1.40%	32.97%
2002	1,521	$9.16	13,930	0.80	1.40%	-26.60%
2001	1,550	$12.48	19,344	(1.02)	1.40%	-24.31%
2000	1,071	$16.49	17,658	*	*	*
Janus Aspen Mid Cap Growth
2003	2,552	$12.19	31,114	-	1.40%	33.22%
2002	2,628	$9.15	24,050	-	1.40%	-28.90%
2001	2,794	$12.87	35,974	-	1.40%	-40.30%
2000	2,367	$21.56	51,045	*	*	*
Janus Aspen Worldwide Growth
2003	4,870	$11.52	56,108	1.15	1.40%	22.29%
2002	5,426	$9.42	51,116	0.85	1.40%	-26.58%
2001	6,418	$12.83	82,310	(0.48)	1.40%	-23.52%
2000	6,065	$16.77	101,705	*	*	*
Neuberger Berman AMT Limited Maturity Bond
2003	1,095	$12.45	13,637	4.49	1.40%	1.06%
2002	1,265	$12.32	15,582	4.05	1.40%	3.88%
2001	929	$11.86	11,025	(4.43)	1.40%	7.26%
2000	492	$11.06	5,445	*	*	*
Neuberger Berman AMT Partners
2003	1,379	$10.59	14,605	-	1.40%	33.21%
2002	1,275	$7.95	10,137	0.51	1.40%	-25.21%
2001	1,295	$10.63	13,771	(0.39)	1.40%	-4.19%
2000	1,239	$11.09	13,749	*	*	*

54

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Neuberger Berman AMT Socially Responsive
2003	190	$11.70	$ 2,222	-%	1.40%	32.50%
2002	139	$8.83	1,231	-	1.40%	-15.90%
2001	85	$10.50	893	-	1.40%	-4.93%
2000	57	$11.04	634	*	*	*
OpCap Equity
2003	528	$11.59	6,121	1.11	1.40%	26.81%
2002	417	$9.14	3,813	0.88	1.40%	-22.48%
2001	452	$11.79	5,331	(0.53)	1.40%	-8.32%
2000	273	$12.86	3,508	*	*	*
OpCap Global Equity
2003	304	$12.22	3,716	0.47	1.40%	29.72%
2002	190	$9.42	1,785	0.41	1.40%	-18.58%
2001	147	$11.57	1,698	-	1.40%	-15.03%
2000	109	$13.61	1,479	*	*	*
OpCap Managed
2003	2,180	$11.01	23,999	1.51	1.40%	20.07%
2002	1,736	$9.17	15,916	1.66	1.40%	-18.05%
2001	1,405	$11.19	15,718	(2.13)	1.40%	-6.24%
2000	1,202	$11.93	14,338	*	*	*

55

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

					Investment
		Units		Net Assets	Income
Division		(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
OpCap Small Cap
	2003	1,741	$14.62	25,450	0.04	1.40%	40.71%
	2002	1,331	$10.39	13,832	0.06	1.40%	-22.75%
	2001	926	$13.45	12,457	(0.59)	1.40%	6.82%
	2000	564	$12.59	7,095	*	*	*

*	Not provided for 2000.
**	As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
***	As this investment Division was not available until 2003, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus
	the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however,
	such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities.
	Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each
	column in the table.

56

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements - Statutory Basis
Years ended December 31, 2003 and 2002

Contents

Report of Independent Auditors	F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	F-4
Statements of Operations - Statutory Basis	F-6
Statements of Changes in Capital and Surplus - Statutory Basis	F-7
Statements of Cash Flows - Statutory Basis	F-8
Notes to Financial Statements - Statutory Basis	F-9

F-1

Report of Independent Auditors

Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002 or the results of its operations or its cash flows for the years then ended.

F-2

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

March 22, 2004

F-3

RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 12,084,537	$ 11,531,744
Preferred stocks	44,479	48,624
Common stocks	1,072	957
Subsidiaries	318,350	270,150
Mortgage loans	2,169,371	1,931,822
Real estate, less accumulated depreciation (2003-$98,185; 2002-$91,255)	98,913	102,275
Contract loans	671,241	679,404
Other invested assets	191,167	145,468
Cash and short-term investments	74,739	141,024
Total cash and invested assets	15,653,869	14,851,468
Deferred and uncollected premiums, less loading (2003-$20,115; 2002-$24,694)	160,726	132,405
Accrued investment income	144,744	176,090
Reinsurance balances recoverable	151,965	266,514
Data processing equipment, less accumulated
depreciation (2003-$63,702; 2002-$59,363)	1,571	3,834
Indebtedness from related parties	2,267	43,433
Federal income tax recoverable (including $88,815 and $119,505 net deferred
tax assets at December 31, 2003 and 2002, respectively)	88,815	119,505
Separate account assets	4,368,512	3,733,364
Other assets	8,960	13,533
Total admitted assets	$ 20,581,429	$ 19,340,146

The accompanying notes are an integral part of these financial statements.

F-4

RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2003	2002
	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 11,611,490	$ 10,977,001
Accident and health reserves	1,113,314	1,039,292
Deposit type contracts	693,225	816,846
Policyholders' funds	802	939
Dividends left on deposit	307	777
Dividends payable	15,010	16,245
Unpaid claims	440,749	471,011
Total policy and contract liabilities	13,874,897	13,322,111
Interest maintenance reserve	47,042	9,909
Accounts payable and accrued expenses	150,927	139,848
Reinsurance balances due	95,736	118,642
Indebtedness to related parties	57,383	17,191
Contingency reserve	39,790	41,748
Asset valuation reserve	105,622	73,830
Borrowed money	415,041	484,162
Other liabilities	(134,264)	50,306
Separate account liabilities	4,360,753	3,724,774
Total liabilities	19,012,927	17,982,521
Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,272,125	1,272,125
Unassigned surplus	193,877	(17,000)
Less treasury stock, preferred stock at December 31, 2003 and 2002	(100)	(100)
Total capital and surplus	1,568,502	1,357,625
Total liabilities and capital and surplus	$ 20,581,429	$ 19,340,146

The accompanying notes are an integral part of these financial statements.

F-5

RELIASTAR Life Insurance Company
Statements of Operations - Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,836,128	$ 2,449,710
Policy proceeds and dividends left on deposit	1,087	1,585
Net investment income	921,050	1,025,341
Amortization of interest maintenance reserve	(10,719)	3,197
Commissions, expense allowances and reserve adjustments on reinsurance ceded	70,894	76,956
Miscellaneous income	206,860	102,757
Total premiums and other revenues	4,025,300	3,659,546
Benefits paid or provided:
Death benefits	798,873	657,405
Annuity benefits	163,286	173,766
Surrender benefits	1,005,415	1,042,406
Interest on policy or contract funds	13,350	15,360
Accident and health benefits	379,273	340,047
Other benefits	4,395	12,647
Increase in life, annuity and accident and health reserves	715,062	452,562
Net transfers (from) to separate accounts	(34,713)	14,036
Total benefits paid or provided	3,044,941	2,708,229
Insurance expenses:
Commissions	299,845	299,053
General expenses	330,682	324,781
Insurance taxes, licenses and fees, excluding federal income taxes	37,851	44,263
Miscellaneous expenses	(588)	(3,390)
Total insurance expenses	667,790	664,707
Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	312,569	286,610
Dividends to policyholders	20,975	22,057
Gain from operations before federal income taxes
and net realized capital losses	291,594	264,553
Federal income tax expense	58,198	84,448
Gain from operations before net realized capital losses	233,396	180,105
Net realized capital losses, net of income tax (expense) benefit 2003 - $2,659 and 2002 - $(12,999); and excluding net transfers to the interest maintenance
reserve 2003- $26,415 and 2002- $1,988	(13,739)	(75,234)
Net income	$ 219,657	$ 104,871

The accompanying notes are an integral part of these financial statements.

F-6

RELIASTAR Life Insurance Company
Statements of Changes in Capital and Surplus - Statutory Basis
	Year ended December 31
	2003	2002
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500
Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-
Surplus note:
Balance at beginning and end of year	100,000	100,000
Paid-in and contributed surplus:
Balance at beginning of year	1,272,125	1,271,915
Capital contribution	-	210
Balance at end of year	1,272,125	1,272,125
Group life contingency reserve:
Balance at beginning of year	-	742
Decrease in group life contingency reserve	-	(742)
Balance at end of year	-	-
Unassigned surplus:
Balance at beginning of year	(17,000)	(165,598)
Net income	219,657	104,871
Change in net unrealized capital gains and losses	46,662	(26,052)
Change in nonadmitted assets	13,158	27,650
Change in liability for reinsurance in unauthorized companies	(4,424)	(4)
Change in asset valuation reserve	(31,792)	50,906
Change in reserve on account of change in valuation basis	6,987	-
Other changes in surplus in separate account statement	2,538	-
Change in net deferred income tax	(39,162)	18,910
Change in surplus as a result of reinsurance	(5,719)	23,000
Prior period adjustment	-	34,419
Dividends to stockholder	(2,000)	(90,600)
Other changes	4,972	5,498
Balance at end of year	193,877	(17,000)
Total capital and surplus	$ 1,568,502	$ 1,357,625

The accompanying notes are an integral part of these financial statements.

F-7

RELIASTAR Life Insurance Company
Statements of Cash Flows - Statutory Basis

	Year ended December 31
	2003	2002
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 2,815,933	$ 2,464,614
Net investment income received	1,108,729	1,089,088
Commission, expenses paid and miscellaneous expenses	(620,354)	(793,678)
Benefits paid	(2,629,668)	(2,749,563)
Net transfers from separate accounts	139,817	239,219
Dividends paid to policyholders	(22,680)	(24,610)
Federal income taxes (paid) received	(138,342)	27,760
Other revenues	261,508	194,418
Net cash provided by operations	914,943	447,248
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	14,661,328	16,074,215
Stocks	33,828	28,406
Mortgage loans	216,855	189,033
Real estate	260	5,775
Other invested assets	20,579	33,943
Net gain on cash and short-term investments	871	3,706
Miscellaneous proceeds	749	42,386
Net proceeds from sales, maturities, or repayments of investments	14,934,470	16,377,464
Cost of investments acquired:
Bonds	15,357,341	16,526,113
Stocks	2,208	19,291
Mortgage loans	454,559	268,525
Real estate	754	-
Other invested assets	33,050	28,764
Miscellaneous applications	52,050	161,491
Total cost of investments acquired	15,899,962	17,004,184
Net change in contract loans	(8,163)	384,094
Net cash used in investment activities	(957,329)	(1,010,814)
Financing and miscellaneous activities
Cash provided:
Capital and surplus paid-in	-	233
Borrowed money, net	(69,041)	274,994
Net deposits on deposit-type contract funds	49,832	3,831
Dividends to stockholder	-	(90,600)
Other (uses) sources	(4,690)	136,853
Net cash (used in) provided by financing and miscellaneous activities	(23,899)	325,311
Net change in cash and short-term investments	(66,285)	(238,255)
Cash and short-term investments:
Beginning of year	141,024	379,279
End of year	$ 74,739	$ 141,024
The accompanying notes are an integral part of these financial statements.

F-8

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,617,000, $87,998,000 and $72,927,000, respectively, for the Company and $272,779,000, $17,626,000 and ($2,536,000), respectively, for Security-Connecticut.

An affiliate, Northern Life Insurance Company ("Northern Life"), merged with and into the Company on October 1, 2002. The transaction was approved by the Minnesota Division of Insurance and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income (loss), and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,577,000, $(31,595,000) and $108,259,000, respectively, for the Company and $858,390,000, $(3,977,000) and $12,544,000, respectively, for Northern Life.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

F-9

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

11. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

SSAP 31 applies to derivative transactions prior to January 1, 2003. The Company also follows the newly adopted hedge accounting guidance in SSAP 86 for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

F-10

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholder's equity rather than to income as required for fair value hedges.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral on interest maintenance reserve ("IMR") is reported as a component of other liabilities in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

F-11

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairments are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

F-12

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

F-13

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $270,000,000 as of December 31, 2003) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994, as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

F-14

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

Derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

F-15

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets. The admitted portion of goodwill, which represents the excess of the purchase price over the statutory basis net assets of the subsidiary at acquisition, is amortized on a straight-line basis over ten years. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

For reverse repurchase agreements, Company policies require a minimum of 95% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

At December 31, 2003 and 2002, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $21,819,000 and $40,335,000, respectively.

Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets, are reported at amortized cost using the effective interest method.

F-16

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Realized capital gains and losses are determined using the specific identification method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.5%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $17,079,672,000 at December 31, 2003. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $340,363,000 at December 31, 2003.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

F-17

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

Participating Insurance

Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 8.5% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $20,975,000 and $22,057,000 was incurred in 2003 and 2002, respectively.

Pension Plans

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

F-18

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Deferred federal income taxes	$ 229,550	$ 247,640
Agents' debit balances	1,439	(4,730)
Furniture and equipment	7,489	5,231
Deferred and uncollected premium	4,440	4,802
Non-operating software asset in progress	3,292	5,971
Other	13,952	14,406
Total nonadmitted assets	$ 260,162	$ 273,320

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2003.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

Separate Accounts

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

F-19

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

Reclassifications

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2003 and 2002, the Company had no such permitted accounting practices.

3. Accounting Changes and Correction of Errors

Accounting Changes

Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. This change in accounting policy increased pretax income by $27,000,000 as of December 31, 2002.The accompanying financials reflect this consistent accounting policy.

Correction of Errors

Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the balance sheet as of December 31, 2001. The transfers from separate accounts due and accrued were understated by $52,953,000 at December 31, 2001 ($34,419,000 after tax). In accordance with SSAP No. 3, Accounting Changes and Correction of Errors, the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance.

F-20

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

December 31, 2002
4. Investments

The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2003:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 291,926	$ 716	$ 2,601	$ 290,041
States, municipalities, and political
subdivisions	19,685	594	303	19,976
Foreign government	206,351	19,965	320	225,996
Public utilities securities	965,279	65,016	5,597	1,024,698
Corporate securities	5,893,363	331,964	46,857	6,178,470
Mortgage-backed securities	2,998,019	62,076	43,204	3,016,891
Commercial mortgage-backed securities	618,813	40,864	1,844	657,833
Other asset-backed securities	1,097,221	41,266	26,330	1,112,157
Total fixed maturities	12,090,657	562,461	127,056	12,526,062
Preferred stocks	44,624	67	704	43,987
Common stocks	900	282	110	1,072
Total equity securities	45,524	349	814	45,059
Total	$ 12,136,181	$ 562,810	$ 127,870	$ 12,571,121
At December 31, 2002:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 531,833	$ 11,047	$ 109	$ 542,771
States, municipalities, and political
subdivisions	25,709	862	72	26,499
Foreign government	106,820	22,938	-	129,758
Public utilities securities	681,175	35,816	8,058	708,933
Corporate securities	5,160,707	319,765	76,549	5,403,923
Mortgage-backed securities	2,870,128	116,143	37,743	2,948,528
Commercial mortgage-backed securities	503,246	54,756	9	557,993
Other asset-backed securities	1,671,857	47,562	74,580	1,644,839
Total fixed maturities	11,551,475	608,889	197,120	11,963,244
Preferred stocks	48,624	60	-	48,684
Common stocks	1,157	-	200	957
Total equity securities	49,781	60	200	49,641
Total	$ 11,601,256	$ 608,949	$ 197,320	$ 12,012,885

F-21

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
As of December 31, 2003, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
months and less
	Less than 6	than 12 months	More than 12
	months below cost	below cost	months below cost	Total
(In Thousands)
Fair value	$ 1,260,418	$ 1,296,950	$ 248,529	$ 2,805,897
Unrealized loss	20,232	57,141	49,683	127,056

Of the unrealized losses more than 6 months and less than 12 months in duration of $57,141,000, there were $12,828,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $44,313,000 as of December 31, 2003 included the following significant items:

$26,444,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $613,675,000.

$7,536,000 of unrealized losses related to the energy/utility industry, for which the fair value was $123,627,000. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. Current analysis indicates that the debt will be serviced in accordance with the contractual terms.

$6,320,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,965,000, for which the fair value was $144,772,000. Credit exposures are well diversified in these markets, including banking, metals, food, and beverage companies.

$1,741,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $59,428,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

The remaining unrealized losses totaling $2,272,000 related to a fair value of $17,900,000.

F-22

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Of the unrealized losses more than 12 months in duration of $49,683,000, there were $897,000 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining unrealized losses of $48,786,000 as of December 31, 2003 included the following significant items:

$33,302,000 of unrealized losses related to mortgage-backed and structured securities reviewed for impairment under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the fair value was $116,226,000.

$9,579,000 of unrealized losses related to the airline industry, for which the fair value was $59,742,000. During 2003, the airline industry continued to suffer despite a gradually improving economy. The majority of the airline investments are comprised of Enhanced Equipment Trust Certificates ("EETC"). Current analysis indicates the specific collateral backing EETC investments are predominantly represented by newer models that are expected to be retained as individual airlines reduce their fleets.

$1,956,000 of unrealized losses related to the telecommunications/cable/media industry, for which the fair value was $12,015,000. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over-capacity. Exposure is primarily focused in the largest and most financially secure companies in the sector.

$1,572,000 of unrealized losses related to non-domestic issues, with no unrealized loss exposure per country in excess of $1,297,000 for which the fair value was $24,400,000. Credit exposures are in banking in Canada and Great Britain.

The remaining unrealized losses totaling $2,377,000 related to a fair value of $15,292,000.

F-23

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The amortized cost and fair value of investments in bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
December 31, 2003
Maturity:
Due in 1 year or less	$ 173,737	$ 177,948
Due after 1 year through 5 years	2,703,171	2,837,263
Due after 5 years through 10 years	3,110,820	3,266,285
Due after 10 years	1,388,876	1,457,685
Total	7,376,604	7,739,181
Mortgage-backed securities	2,998,019	3,016,891
Other structured securities	618,813	657,833
Commercial mortgage-backed securities	1,097,221	1,112,157
Total	$ 12,090,657	$ 12,526,062

At December 31, 2003, investments in certificates of deposit and bonds, with an admitted asset value of $135,011,000 were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2003 and 2002 is as follows:

	December 31
	2003	2002
	(In Thousands)
Amortized cost	$ 12,090,657	$ 11,551,475
Less nonadmitted bonds	(6,120)	(19,731)
Carrying value	$ 12,084,537	$ 11,531,744

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $13,350,941,0008,252,957,000 and $7,528,188,40510,743,639,000 in 2003 and 2002, respectively. Gross gains of $175,066,000169,481,000 and $113,067,000206,470,000 and gross losses of $280,658,00064,858,000 and $86,539,000190,854,000 during 2003 and 2002, respectively, were realized on those sales. A portion of the gains realized in 2003 and 2002 has been deferred to future periods in the IMR.

F-24

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Major categories of net investment income are summarized as follows:

	Year ended December 31
	2003	2002
	(In Thousands)
Income:
Equity securities - affiliated	$ 27,600	$ 55,000
Equity securities - unaffiliated	3,060	4,459
Bonds	742,698	833,072
Mortgage loans	154,819	145,993
Contract loans	34,862	33,090
Company-occupied property	14,826	20,634
Other	31,773	27,459
Total investment income	1,009,638	1,119,707
Investment expenses	(88,588)	(94,366)
Net investment income	$ 921,050	$ 1,025,341

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	December 31
	2003	2002
	(In Thousands)
Investment purchase commitments	$ 142,518	$ 167,893

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $398,538,000 and $348,548,000468,079,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $398,479,000 and $464,004,000 and fair value of $400,498,000 and $472,748,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon rate of 5.9% and have maturities ranging from December 2018 through 2033. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2003. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

F-25

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.1%. The agreements mature prior to the end of January 2004. At December 31, 2003, the amount due on these agreements included in borrowed money is $16,500,000 and $16,000,000 at December 31, 2003 and 2002, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $16,164,000 and $16,622,000 and fair value of $16,811,000 and $16,807,000 at December 31, 2003 and 2002, respectively. The securities have a weighted average coupon of 5.0% and have a maturity of December 2033.

The maximum and minimum lending rates for long-term mortgage loans during 2003 were 6.05% and 3.45%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 73.1% on commercial properties. As of December 31, 2003, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2003 and 2002, respectively, is $2,000 and $41,000.

The Company had impaired mortgage loans without an allowance for credit losses of $6,420,000 and $8,139,000 as of December 31, 2003 and 2002, respectively.

In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain/(Loss)
	(In Thousands)
NAIC 3	31	$ 29,478	$ 58,646	$ 4,403
NAIC 4	1	1,974	1,974	93
NAIC 5	1	670	648	(22)
Preferred Stock
NAIC 5	1	$ 1,000	$ 1,000	$ -

F-26

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
5. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

The Company uses S&P options to hedge against an increase in the S&P Index. Such increases result in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

F-27

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2003 and 2002:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2003
Interest rate contracts:
Swaps	$ 369,203	$ -	$ (4,313)
Caps owned	375,000	2,067	63
Options owned	72,204	6,270	6,270
Forwards owned	66,714	323	323
Total derivatives	$ 883,121	$ 8,660	$ 2,343
December 31, 2002
Interest rate contracts:
Swaps	$ 580,000	$ -	$ 31,780
Caps owned	375,000	3,974	809
Options owned	72,465	4,020	4,020
Forwards owned	42,520	-	44
Total derivatives	$ 1,069,985	$ 7,994	$ 36,653

6. Concentrations of Credit Risk

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $926,069,000 and $718,899,000 and an aggregate market value of $949,663,000 and $667,679,000 at December 31, 2003 and 2002, respectively. Those holdings amounted to 7.7% of the Company's investments in bonds and 4.5% of total admitted assets at December 31, 2003. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $439,960,000200,056,000 and $450,744,000, with an aggregate NAIC market value of $515,733,000196,679,000 and $456,604,000 at December 31, 2003 and 2002, respectively. The carrying value of these holdings amounted to 1.7% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2003.

F-28

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

At December 31, 2003, the Company's commercial mortgages involved a concentration of properties located in California (17.0%) and Washington (7.41%). The remaining commercial mortgages relate to properties located in 36 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,192,000.

7. Annuity Reserves

At December 31, 2003 and 2002, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2003
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 354,927	3.0%
At book value less surrender charge	1,858,390	15.9
At fair value	2,945,708	25.1
Subtotal	5,159,025	44.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	5,709,734	48.8
Not subject to discretionary withdrawal	841,734	7.2
Total annuity reserves and deposit fund liabilities
before reinsurance	11,710,493	100.0%
Less reinsurance ceded	13,899
Net annuity reserves and deposit fund liabilities	$ 11,696,594
December 31, 2002
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 407,469	3.7%
At book value less surrender charge	2,126,412	19.4
At fair value	2,809,356	25.6
Subtotal	5,343,237	48.7
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	4,644,836	42.3
Not subject to discretionary withdrawal	987,240	9.0
Total annuity reserves and deposit fund liabilities
before reinsurance	10,975,313	100.0%
Less reinsurance ceded	13,318
Net annuity reserves and deposit fund liabilities	$ 10,961,995

F-29

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
8. Employee Benefit Plans

Pension Plan and Postretirement Benefits

Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	Pension Benefits		Other Benefits
	2003	2002	2003	2002
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 30,107	$ 27,921	$ 17,491	$ 15,049
Service cost	-	7	1,326	1,139
Interest cost	1,952	2,007	1,125	1,166
Contribution by plan participants	-	-	5,189	954
Actuarial gain (loss)	8,997	2,750	(6,770)	4,481
Benefits paid	(2,802)	(2,578)	(6,758)	(2,148)
Plan amendments	-	-	-	(3,151)
Benefit obligation at end of year	$ 38,254	$ 30,107	$ 11,603	$ 17,490
Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contributions	2,802	2,578	1,569	1,195
Plan participants' contributions	-	-	5,189	953
Benefits paid	(2,802)	(2,578)	(6,758)	(2,148)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

F-30

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

	Pension Benefits		Other Benefits
	2003	2002	2003	2002
	(In Thousands)
Funded status	$ (38,254)	$ (30,107)	$ (11,603)	$ (17,490)
Unamortized prior service credit	(40)	(44)	(1,603)	(1,497)
Unrecognized net gain/(loss)	16,208	7,409	(6,083)	710
Remaining net obligation	19,488	20,630	-	-
Total funded status	$ (2,598)	$ (2,112)	$ (19,289)	$ (18,277)
Components of net periodic benefit cost
Service cost	$ -	$ 7	$ 1,326	$ 1,139
Interest cost	1,952	2,007	1,125	1,166
Expected return on plan assets	-	-	-	-
Amortization of unrecognized transition
obligation or transition asset	1,146	1,146	-	-
Amount of unrecognized gains and losses	194	139	23	(294)
Amount of prior service cost recognized	(5)	(5)	105	1,689
Total net periodic benefit cost	$ 3,287	$ 3,294	$ 2,579	$ 3,700

In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2003 and 2002 in the amount of $11,049,000 and $11,168,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2003 and 2002 were as follows:

	2003	2002

Weighted-average discount rate	6.25%	6.75%
Rate of increase in compensation level	3.75%	3.75%
Expected long-term rate of return on assets	8.75%	9.00%

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $191,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2003 by $183,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25% at December 31, 2003 and 6.50% at December 31, 2002.

F-31

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
401(k) Plan

The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $12,000 for 2003 and $11,000 for 2002. Such contributions are not currently taxable to the participants. The CompanyING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Company matching contributionsAmounts allocated to the Company were, $4,278,000 and $4,101,000 for 2003 and 2002, respectively.

9. Separate Accounts

Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2003 and 2002 were $331,182,000 and $440,057,000, respectively.

F-32

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
	(In Thousands)
December 31, 2003
Premium, consideration or deposits for the year	$ -	$ 331,182	$ 331,182
Reserves for separate accounts with assets at:
Fair value	$ -	$ 3,916,434	$ 3,916,434
Amortized cost	174,758	-	174,758
Total reserves	$ 174,758	$ 3,916,434	$ 4,091,192
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ 174,758	$ -	$ 174,758
At market value	-	3,893,950	3,893,950
Subtotal	174,758	3,893,950	4,068,708
Not subject to discretionary withdrawal	-	22,484	22,484
Total separate account liabilities	$ 174,758	$ 3,916,434	$ 4,091,192
December 31, 2002
Premium, consideration or deposits for the year	$ -	$ 440,057	$ 440,057
Reserves for separate accounts with assets at:
Fair value	$ -	$ 3,308,972	$ 3,308,972
Amortized cost	191,277	-	191,277
Total reserves	$ 191,277	$ 3,308,972	$ 3,500,249
Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ 191,277	$ -	$ 191,277
At market value	-	3,294,535	3,294,535
Subtotal	191,277	3,294,535	3,485,812
Not subject to discretionary withdrawal	-	14,437	14,437
Total separate account liabilities	$ 191,277	$ 3,308,972	$ 3,500,249

F-33

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	December 31
	2003	2002
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 334,233	$ 796,772
Transfers from separate accounts	(373,859)	(937,201)
Net transfers from separate accounts	(39,626)	(140,429)
Reconciling adjustments:
Miscellaneous transfers	4,913	154,465
Transfers as reported in the Statements of Operations	$ (34,713)	$ 14,036

10. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $610,961,000 and $575,098,000 for the years ended December 31, 2003 and 2002, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2003	2002
	(In Thousands)
Premiums	$ 366,893	$ 410,277
Benefits paid or provided	320,630	271,440
Policy and contract liabilities at year end	1,659,984	1,405,545

F-34

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
11. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The components of the net deferred tax assets are as follows:

	December 31
	2003	2002
	(In Thousands)
Total deferred tax assets	$ 411,332	$ 440,365
Total deferred tax liabilities	(92,967)	(73,220)
Net deferred tax assets	318,365	367,145
Deferred tax asset nonadmitted	(229,550)	(247,640)
Net admitted deferred tax asset	$ 88,815	$ 119,505
Decrease in nonadmitted asset	$ 18,090	$ 12,102

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2003	2002
	(In Thousands)
Federal taxes on operations	$ 58,198	$ 98,756
Federal taxes on capital gains	2,659	(11,255)
Total current taxes incurred	$ 60,857	$ 87,501

F-35

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2003	2002
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 124,142	$ 123,718
Insurance reserves	145,537	127,049
Investments	33,000	37,815
Compensation and benefits	26,278	31,110
Due and deferred premium	-	16,961
Nonadmitted assets and other surplus items	21,623	28,246
Unrealized loss on investments	-	4,968
Litigation accruals	13,927	14,856
Costs of collection and loading	4,440	6,658
Present value of insurance in force	3,645	4,860
Other	38,740	44,124
Total deferred tax assets	411,332	440,365
Deferred tax assets nonadmitted	(229,550)	(247,640)
Admitted deferred tax assets	181,782	192,725
Deferred tax liabilities resulting from book/tax differences in:
Investments	13,599	15,695
Due and deferred premium	42,075	20,209
Depreciable assets	26,815	31,325
Unrealized gain on investments	6,169	-
Insurance reserves	1,088	587
Other	3,221	5,404
Total deferred tax liabilities	92,967	73,220
Net admitted deferred tax asset	$ 88,815	$ 119,505

F-36

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
The change in net deferred income taxes is comprised of the following:

	December 31
	2003	2002	Change
	(In Thousands)
Total deferred tax assets	$ 411,332	$ 440,365	$ (29,033)
Total deferred tax liabilities	(92,967)	(73,220)	(19,747)
Net deferred tax asset	$ 318,365	$ 367,145	(48,780)
Remove current year change in unrealized gains			9,618
Change in net deferred income tax			(39,162)
Remove other items in surplus:
Current year change in non-admitted assets			(3,850)
Other			1,367
Change in deferred taxes for rate reconciliation			$ (41,645)

The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2003
(In Thousands)

Ordinary income	$ 291,594
Capital gains	15,335
Total pre-tax book income	$ 306,929
Provision computed at statutory rate	$ 107,425
Refinement of deferred tax balances	4,896
Dividends received deduction	(12,827)
Interest Maintenance Reserve	3,752
Other	(744)
Total	$ 102,502
Federal income taxes incurred	$ 60,857
Change in net deferred income taxes	41,645
Total statutory income taxes	$ 102,502

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $100,559,000 and $75,806,000 from 2003 and 2002, respectively.

F-37

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
The Company has a payable of $32,750,000 and $109,011,000 at December 31, 2003 and 2002, respectively, for federal income taxes under the intercompany tax sharing agreement.

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $27,173,00032,641,000 at December 31, 2003. However, if such taxes were assessed, the amount of the taxes payable would be $11,424,000. No deferred tax liabilities are recognized related to the PSA.

12. Investment in and Advances to Subsidiaries

The Company has two wholly owned insurance subsidiaries at December 31, 2003, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Preferred stock (cost $4,664 in 2003 and 2002)	$ 4,664	$ 4,664
Common stock (cost $213,573 in 2003 and 2002)	313,686	265,486

Summarized financial information for these subsidiaries is as follows:

	December 31
	2003	2002
	(In Thousands)
Revenues	$ 367,867	$ 395,485
Income before net realized gains (losses) on investments	52,473	(24,153)
Net income (loss)	52,502	(34,994)
Admitted assets	2,712,832	2,656,874
Liabilities	2,399,298	2,391,309

F-38

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
The Company received cash dividends from its subsidiary, RNY, via Security-Connecticut, of $25,500,000 and $14,400,000 in 2003 and 2002, respectively.

13. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2003 and 2002, respectively, total interest paid totaled $4,600,000 and $6,400,000. Accrued interest was $0 and $1,400,000 for the years ended December 31, 2003 and 2002, respectively.

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

14. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

F-39

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2003		2002
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$ 12,084,537	$ 12,526,062	$ 11,531,744	$ 11,963,244
Preferred stocks	44,479	43,987	48,624	48,684
Unaffiliated common stocks	1,072	1,072	957	957
Mortgage loans	2,169,371	2,360,151	1,931,822	2,173,488
Contract loans	671,241	671,241	679,404	679,404
Derivative securities	8,660	2,343	7,994	36,653
Short-term investments	23,908	23,908	115,650	115,650
Cash	50,831	50,831	25,374	25,374
Indebtedness from related parties	2,267	2,267	43,433	43,433
Separate account assets	4,368,512	4,368,512	3,733,364	3,733,364
Receivable for securities	37,928	37,928	5,240	5,240
Liabilities:
Individual and group annuities	7,813,260	7,746,805	7,291,610	7,276,070
Guaranteed investment contracts	-	-	115,222	119,819
Deposit-type contracts	670,907	614,891	679,447	638,810
Policyholder dividends	22,318	22,318	22,177	22,177
Indebtedness to related parties	57,383	57,383	17,191	17,191
Separate account liabilities	1,714,477	1,714,477	2,856,683	2,856,683
Payable for securities	1,429	1,429	6,039	6,039

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

F-40

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1% and 13% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2003 and 2002 is $12,478,443,000 and $12,331,071,000, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

F-41

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
15. Commitments and Contingencies

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Other Matters

Like many financial services companies, certain U.S. affiliates of ING Groep N.V. ("ING"), the Company's ultimate parent, have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systemic problem in the businesses involved.

These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of the Company to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. The Company was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

F-42

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by the Company and by ING USA Annuity & Life Insurance Company; an affiliate of the Company and in certain ING Funds. ING entities did not receive special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

Operating Leases

The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2003 and 2002 was approximately $12,030,000 and $8,518,000.

At December 31, 2003, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments
2004	$ 11,651,000
2005	10,888,000
2006	10,493,000
2007	9,987,000
2008	9,334,000
Thereafter	1,583,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

Lessor Leases

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

F-43

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2003 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables
2004	$ 10,846,000
2005	8,815,000
2006	6,647,000
2007	4,884,000
2008	3,451,000
Thereafter	341,000

Contingent rentals included in income for the years ended December 31, 2003 amounted to $13,623,000. The net investment is classified as real estate.

16. Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2004, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 and $70,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to the Bank.

The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $7,000 and $73,000 for the years ended December 31, 2003 and 2002, respectively. At December 31, 2003 and 2002, the Company had $0 payable to BONY.

The Company borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003 and borrowed $4,103,074,000 and repaid $4,103,074,000 in 2002. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $268,000 and $535,000 during 2003 and 2002, respectively.

The Company is the beneficiary of letters of credit totaling $458,531,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2003 and 2002.

F-44

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
17. Related Party Transactions

Affiliates

Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $125,174,000 and $96,966,000 for the years ended December 31, 2003 and 2002, respectively.

Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $44,759,000 and $36,041,000 for the years ended December 31, 2003 and 2002, respectively.

Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $245,000 and $391,000 and interest income of $423,000 and $1,194,000 for the year ended December 31, 2003 and 2002, respectively. At December 31, 2003, the Company had $0 payable to ING AIH and $23,600,000 receivable from ING AIH.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

F-45

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING Affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The Company's Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), Security Life of Denver Insurance Company, and the Company. The joint and several guarantees of the two insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

18. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $2,637,000 and $710,000 for this liability as of December 31, 2003 and 2002. The Company has also recorded an asset/(liability) of $21,000 and $(598,000) as of December 31, 2003 and 2002, respectively, for future credits to premium taxes for assessments already paid.

F-46

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis
19. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	December 31
	2003	2002
	(In Thousands)
Balance at January 1	$ 1,186,221	$ 1,175,770
Less reinsurance recoverables	46,197	166,786
Net balance at January 1	1,140,024	1,008,984
Incurred related to:
Current year	486,373	359,201
Prior years	(25,417)	74,988
Total incurred	460,956	434,189
Paid related to:
Current year	203,752	212,147
Prior years	154,109	91,002
Total paid	357,861	303,149
Net balance at December 31	1,243,119	1,140,024
Plus reinsurance recoverables	40,164	46,197
Balance at December 31	$ 1,283,283	$ 1,186,221

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

20. Reconciliation to the Annual Statement

At December 31, 2001 2002, differences in amounts reported in the 2001 2002 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements were due to the following:

Capital
	Net Income	and Surplus
Amounts as reported in the 2002 NAIC Annual Statement	$ 129,450,000	$ 1,357,625,000
Effects of adopting the CARVM accounting policy change	(24,579,000)	-
Amounts as reported in the accompanying
statutory basis financial statements	$ 104,871,000	$ 1,357,625,000

F-47

Financial Statements

ReliaStar Life Insurance Company

Separate Account N

Nine months ended September 30, 2004

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RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Financial Statements

Nine months ended September 30, 2004

Contents
Statements of Assets and Liabilities	1

Statements of Operations	13

Statements of Changes in Net Assets	25

Notes to Financial Statements	40

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RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)
	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Assets
Investments in mutual funds
at fair value	$ 6,655	$ 48,188	$ 30,400	$ 35,976	$ 12,582
Total assets	6,655	48,188	30,400	35,976	12,582

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 6,655	$ 48,188	$ 30,400	$ 35,975	$ 12,582

Net assets:
Accumulation units	$ 6,655	$ 48,188	$ 30,400	$ 35,973	$ 12,582
Contracts in payout
(annuitzation) period	-	-	-	2	-
Total net assets	$ 6,655	$ 48,188	$ 30,400	$ 35,975	$ 12,582

Accumulation units outstanding	1,472,425.783	2,970,882.210	1,651,279.996	1,793,294.087	1,390,259.719

Value per accumulation unit	$ 4.52	$ 16.22	$ 18.41	$ 20.06	$ 9.05

Total number of mutual fund shares	1,328,416	1,517,723	1,131,797	2,004,228	720,197

Cost of mutual fund shares	$ 7,424	$ 72,095	$ 47,164	$ 33,958	$ 10,754

The accompanying notes are an integral part of these financial statements.

1

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)
		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth
Assets
Investments in mutual funds
at fair value	$ 2,009	$ 18,546	$ 78,950	$ 61,687	$ 47,745
Total assets	2,009	18,546	78,950	61,687	47,745

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 2,009	$ 18,546	$ 78,950	$ 61,686	$ 47,745

Net assets:
Accumulation units	$ 2,009	$ 18,546	$ 78,950	$ 61,683	$ 47,745
Contracts in payout
(annuitzation) period	-	-	-	3	-
Total net assets	$ 2,009	$ 18,546	$ 78,950	$ 61,686	$ 47,745

Accumulation units outstanding	124,021.676	1,190,341.986	3,532,420.228	3,288,087.934	3,118,531.009

Value per accumulation unit	$ 16.20	$ 15.58	$ 22.35	$ 18.76	$ 15.31

Total number of mutual fund shares	142,898	1,558,448	3,238,293	2,656,637	1,617,916

Cost of mutual fund shares	$ 2,336	$ 21,390	$ 73,798	$ 59,017	$ 64,655

The accompanying notes are an integral part of these financial statements.

2

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas
Assets
Investments in mutual funds
at fair value	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966
Total assets	2,176	118,696	25,270	15,873	966

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966

Net assets:
Accumulation units	$ 2,176	$ 118,696	$ 25,270	$ 15,678	$ 966
Contracts in payout
(annuitzation) period	-	-	-	195	-
Total net assets	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966

Accumulation units outstanding	327,144.173	6,234,024.188	1,907,184.279	1,243,282.207	71,920.299

Value per accumulation unit	$ 6.65	$ 19.04	$ 13.25	$ 12.61	$ 13.43

Total number of mutual fund shares	147,793	940,537	1,929,022	15,872,988	63,006

Cost of mutual fund shares	$ 2,082	$ 121,918	$ 25,326	$ 15,873	$ 1,246

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)
ING American
		ING MFS	ING T. Rowe	Century	ING Baron
	ING Julius	Total	Price Equity	SmallCap	SmallCap
	Baer Foreign	Return	Income	Value	Growth
Assets
Investments in mutual funds
at fair value	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441
Total assets	1,367	1,526	2,453	616	441

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441

Net assets:
Accumulation units	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441

Accumulation units outstanding	135,765.469	131,530.274	193,732.814	42,989.430	30,598.673

Value per accumulation unit	$ 10.07	$ 11.60	$ 12.66	$ 14.33	$ 14.40

Total number of mutual fund shares	129,343	85,285	192,365	53,291	34,104

Cost of mutual fund shares	$ 1,351	$ 1,490	$ 2,362	$ 597	$ 415

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe	ING Van
	MidCap	Global	Total	Price Growth	Kampen
	Value	Growth	Return	Equity	Comstock
Assets
Investments in mutual funds
at fair value	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236
Total assets	1,633	482	1,141	1,172	1,236

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236

Net assets:
Accumulation units	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236

Accumulation units outstanding	116,638.663	36,601.393	107,597.715	93,615.296	91,486.644

Value per accumulation unit	$ 14.00	$ 13.16	$ 10.60	$ 12.52	$ 13.51

Total number of mutual fund shares	125,034	42,930	105,022	26,121	109,476

Cost of mutual fund shares	$ 1,504	$ 471	$ 1,139	$ 1,154	$ 1,194
The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	Natural	Global
	Allocation	Allocation	Allocation	Resources	Science and
	Balanced	Growth	Income	Trust	Technology
Assets
Investments in mutual funds
at fair value	$ 515	$ 145	$ 462	$ 412	$ 7
Total assets	515	145	462	412	7

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 515	$ 145	$ 462	$ 412	$ 7

Net assets:
Accumulation units	$ 515	$ 145	$ 462	$ 412	$ 7
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 515	$ 145	$ 462	$ 412	$ 7

Accumulation units outstanding	43,120.626	11,753.105	40,439.471	35,704.511	749.058

Value per accumulation unit	$ 11.94	$ 12.35	$ 11.43	$ 11.54	$ 9.38

Total number of mutual fund shares	39,758	10,776	37,216	24,138	2,104

Cost of mutual fund shares	$ 520	$ 145	$ 462	$ 383	$ 7

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Financial
	LargeCap	MidCap	SmallCap	LargeCap	Services
Assets
Investments in mutual funds
at fair value	$ 900	$ 1,661	$ 813	$ 5,505	$ 5
Total assets	900	1,661	813	5,505	5

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 900	$ 1,661	$ 813	$ 5,505	$ 5

Net assets:
Accumulation units	$ 900	$ 1,661	$ 813	$ 5,505	$ 5
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 900	$ 1,661	$ 813	$ 5,505	$ 5

Accumulation units outstanding	72,905.244	123,646.594	57,243.577	606,976.157	518.140

Value per accumulation unit	$ 12.34	$ 13.43	$ 14.20	$ 9.07	$ 10.19

Total number of mutual fund shares	66,297	102,189	56,098	1,487,912	516

Cost of mutual fund shares	$ 914	$ 1,655	$ 806	$ 5,782	$ 5

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	ING VP	ING VP		ING VP
	High Yield	International	ING VP	MidCap	ING VP
	Bond	Value	MagnaCap	Opportunities	Real Estate
Assets
Investments in mutual funds
at fair value	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182
Total assets	11,233	20,581	1,119	34,581	182

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182

Net assets:
Accumulation units	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182

Accumulation units outstanding	1,154,484.805	1,228,717.014	127,465.429	6,088,264.003	15,415.860

Value per accumulation unit	$ 9.73	$ 16.75	$ 8.78	$ 5.68	$ 11.80

Total number of mutual fund shares	3,610,703	1,818,110	126,030	5,734,882	15,325

Cost of mutual fund shares	$ 11,174	$ 18,407	$ 949	$ 36,917	$ 180

The accompanying notes are an integral part of these financial statements.

8

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	SmallCap	Janus Aspen	International	MidCap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth
Assets
Investments in mutual funds
at fair value	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,709
Total assets	20,304	26,850	18,340	30,795	48,709

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,708

Net assets:
Accumulation units	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,703
Contracts in payout
(annuitzation) period	-	-	-	-	5
Total net assets	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,708

Accumulation units outstanding	1,117,450.575	2,521,125.854	1,495,891.453	2,436,352.178	4,509,694.419

Value per accumulation unit	$ 18.17	$ 10.65	$ 12.26	$ 12.64	$ 10.80

Total number of mutual fund shares	1,448,222	1,470,427	787,109	1,372,960	2,000,388

Cost of mutual fund shares	$ 16,400	$ 40,635	$ 16,488	$ 57,355	$ 45,507

The accompanying notes are an integral part of these financial statements.

9

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap
	Maturity Bond	Partners	Responsive	Equity	Global Equity
Assets
Investments in mutual funds
at fair value	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537
Total assets	12,305	15,801	2,615	5,397	4,537

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537

Net assets:
Accumulation units	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537

Accumulation units outstanding	992,324.374	1,424,764.002	221,026.096	462,506.245	368,289.831

Value per accumulation unit	$ 12.40	$ 11.09	$ 11.83	$ 11.67	$ 12.32

Total number of mutual fund shares	925,871	969,364	207,190	164,908	318,633

Cost of mutual fund shares	$ 12,258	$ 15,163	$ 2,229	$ 4,978	$ 4,118

The accompanying notes are an integral part of these financial statements.

10

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

Pioneer
	OpCap	OpCap		High Yield	Wanger
	Managed	Small Cap	Real Return	VCT	Select
Assets
Investments in mutual funds
at fair value	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119
Total assets	17,982	26,957	185	1,721	119

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119

Net assets:
Accumulation units	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119

Accumulation units outstanding	1,592,756.666	1,786,411.833	17,539.578	166,484.024	11,962.966

Value per accumulation unit	$ 11.29	$ 15.09	$ 10.53	$ 10.34	$ 9.98

Total number of mutual fund shares	449,780	842,668	14,174	150,345	6,186

Cost of mutual fund shares	$ 17,125	$ 23,252	$ 184	$ 1,714	$ 118

The accompanying notes are an integral part of these financial statements.

11

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Assets and Liabilities

September 30, 2004

(Dollars in thousands, except for unit data)

Wanger
U.S. Small
Companies
Assets
Investments in mutual funds
at fair value	$ 46
Total assets	46

Liabilities
Due to ReliaStar Life Insurance
Company	-
Total liabilities	-
Net assets	$ 46

Net assets:
Accumulation units	$ 46
Contracts in payout
(annuitzation) period	-
Total net assets	$ 46

Accumulation units outstanding	4,556.485

Value per accumulation unit	$ 10.13

Total number of mutual fund shares	1,685

Cost of mutual fund shares	$ 45

The accompanying notes are an integral part of these financial statements.

12

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and other charges	70	547	350	409	148
Total expenses	70	547	350	409	148
Net investment income (loss)	(70)	(547)	(350)	(409)	(148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(614)	(2,137)	(2,203)	(1,093)	369
Net unrealized appreciation (depreciation)
of investments	348	(306)	782	75	(299)
Net increase (decrease) in net assets
resulting from operations	$ (336)	$ (2,990)	$ (1,771)	$ (1,427)	$ (78)

The accompanying notes are an integral part of these financial statements.

13

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth
Net investment income (loss)
Income:
Dividends	$ 61	$ 446	$ 259	$ 1,161	$ 133
Total investment income	61	446	259	1,161	133
Expenses:
Mortality, expense risk and other charges	22	203	801	643	533
Total expenses	22	203	801	643	533
Net investment income (loss)	39	243	(542)	518	(400)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	(429)	28	(147)	(1,251)
Net unrealized appreciation (depreciation)
of investments	(9)	(276)	4,023	200	(1,273)
Net increase (decrease) in net assets
resulting from operations	$ (22)	$ (462)	$ 3,509	$ 571	$ (2,924)

The accompanying notes are an integral part of these financial statements.

14

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas
Net investment income (loss)
Income:
Dividends	$ 12	$ 1,610	$ 1,795	$ 133	$ 13
Total investment income	12	1,610	1,795	133	13
Expenses:
Mortality, expense risk and other charges	24	1,284	264	180	11
Total expenses	24	1,284	264	180	11
Net investment income (loss)	(12)	326	1,531	(47)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(101)	(1,152)	112	-	(43)
Net unrealized appreciation (depreciation)
of investments	48	1,120	(1,100)	-	26
Net increase (decrease) in net assets
resulting from operations	$ (65)	$ 294	$ 543	$ (47)	$ (15)

The accompanying notes are an integral part of these financial statements.

15

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

				ING American
		ING MFS	ING T. Rowe	Century	ING Baron
	ING Julius	Total	Price Equity	SmallCap	SmallCap
	Baer Foreign	Return	Income	Value	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 4	$ -
Total investment income	-	-	-	4	-
Expenses:
Mortality, expense risk and other charges	1	8	13	5	4
Total expenses	1	8	13	5	4
Net investment income (loss)	(1)	(8)	(13)	(1)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	8	18	7	19
Net unrealized appreciation (depreciation)
of investments	16	18	43	15	16
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 18	$ 48	$ 21	$ 31

The accompanying notes are an integral part of these financial statements.

16

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)
	ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe	ING Van
	Mid Cap	Global	Total	Price Growth	Kampen
	Value	Growth	Return	Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ 2	$ 4	$ 11	$ 2	$ 5
Total investment income	2	4	11	2	5
Expenses:
Mortality, expense risk and other charges	10	4	10	9	8
Total expenses	10	4	10	9	8
Net investment income (loss)	(8)	-	1	(7)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	3	(6)	13	14
Net unrealized appreciation (depreciation)
of investments	83	(6)	18	(23)	42
Net increase (decrease) in net assets
resulting from operations	$ 85	$ (3)	$ 13	$ (17)	$ 53

The accompanying notes are an integral part of these financial statements.

17

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)
	ING VP	ING VP	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	Natural	Global
	Allocation	Allocation	Allocation	Resources	Science and
	Balanced	Growth	Income	Trust	Technology
Net investment income (loss)
Income:
Dividends	$ 6	$ 1	$ 19	$ -	$ -
Total investment income	6	1	19	-	-
Expenses:
Mortality, expense risk and other charges	6	1	8	1	-
Total expenses	6	1	8	1	-
Net investment income (loss)	-	-	11	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	-	(5)	14	-
Net unrealized appreciation (depreciation)
of investments	(16)	(1)	(13)	29	-
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (1)	$ (7)	$ 42	$ -

The accompanying notes are an integral part of these financial statements.

18

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Financial
	LargeCap	MidCap	SmallCap	LargeCap	Services
Net investment income (loss)
Income:
Dividends	$ 8	$ 5	$ 5	$ 24	$ -
Total investment income	8	5	5	24	-
Expenses:
Mortality, expense risk and other charges	8	12	7	57	-
Total expenses	8	12	7	57	-
Net investment income (loss)	-	(7)	(2)	(33)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	51	19	(251)	-
Net unrealized appreciation (depreciation)
of investments	(38)	(30)	(12)	316	-
Net increase (decrease) in net assets
resulting from operations	$ (11)	$ 14	$ 5	$ 32	$ -

The accompanying notes are an integral part of these financial statements.

19

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Growth	Growth +	High Yield	International	ING VP
	Opportunities	Value	Bond	Value	MagnaCap
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 353	$ 188	$ 11
Total investment income	-	-	353	188	11
Expenses:
Mortality, expense risk and other charges	7	147	78	194	12
Total expenses	7	147	78	194	12
Net investment income (loss)	(7)	(147)	275	(6)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(32,520)	169	865	30
Net unrealized appreciation (depreciation)
of investments	110	33,755	(147)	(367)	(26)
Net increase (decrease) in net assets
resulting from operations	$ 64	$ 1,088	$ 297	$ 492	$ 3

The accompanying notes are an integral part of these financial statements.

20

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	ING VP		ING VP		Janus Aspen
	MidCap	ING VP	SmallCap	Janus Aspen	International
	Opportunities	Real Estate	Opportunities	Growth	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ 116
Total investment income	-	-	-	7	116
Expenses:
Mortality, expense risk and other charges	240	1	230	310	197
Total expenses	240	1	230	310	197
Net investment income (loss)	(240)	(1)	(230)	(303)	(81)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	4	382	(1,890)	1,191
Net unrealized appreciation (depreciation)
of investments	(2,347)	2	(1,538)	400	(1,086)
Net increase (decrease) in net assets
resulting from operations	$ (2,649)	$ 5	$ (1,386)	$ (1,793)	$ 24

The accompanying notes are an integral part of these financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)
			Neuberger		Neuberger
	Janus Aspen	Janus Aspen	Berman AMT	Neuberger	Berman AMT
	Mid Cap	Worldwide	Limited	Berman AMT	Socially
	Growth	Growth	Maturity Bond	Partners	Responsive
Net investment income (loss)
Income:
Dividends	$ -	$ 256	$ -	$ -	$ -
Total investment income	-	256	-	-	-
Expenses:
Mortality, expense risk and other charges	331	562	137	160	26
Total expenses	331	562	137	160	26
Net investment income (loss)	(331)	(306)	(137)	(160)	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,774)	463	9	(68)	19
Net unrealized appreciation (depreciation)
of investments	4,238	(3,499)	80	928	34
Net increase (decrease) in net assets
resulting from operations	$ 1,133	$ (3,342)	$ (48)	$ 700	$ 27

The accompanying notes are an integral part of these financial statements.

22

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	OpCap	OpCap	OpCap	OpCap
	Equity	Global Equity	Managed	SmallCap	Real Return
Net investment income (loss)
Income:
Dividends	$ 52	$ 21	$ 353	$ 12	$ 1
Total investment income	52	21	353	12	1
Expenses:
Mortality, expense risk and other charges	57	43	211	287	1
Total expenses	57	43	211	287	1
Net investment income (loss)	(5)	(22)	142	(275)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	226	63	(290)	778	7
Net unrealized appreciation (depreciation)
of investments	(156)	(16)	610	259	1
Net increase (decrease) in net assets
resulting from operations	$ 65	$ 25	$ 462	$ 762	$ 8

The accompanying notes are an integral part of these financial statements.

23

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

	Pioneer		Wanger
	High Yield	Wanger	U.S. Small
	VCT	Select	Companies
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -
Total investment income	2	-	-
Expenses:
Mortality, expense risk and other charges	1	-	-
Total expenses	1	-	-
Net investment income (loss)	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-
Net unrealized appreciation (depreciation)
of investments	7	1	1
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 1	$ 1

The accompanying notes are an integral part of these financial statements.

24

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2003	$ 3,129	$ 40,255	$ 26,713	$ 22,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(637)	(428)	(407)
Net realized gain (loss) on investments and
capital gains distributions	(1,024)	(3,110)	(5,014)	(6,228)
Net unrealized appreciation (depreciation) of investments	2,298	16,909	13,954	17,352
Net increase (decrease) in net assets from operations	1,215	13,162	8,512	10,717
Changes from principal transactions:
Net premium payments	354	4,446	3,646	3,647
Surrenders	(614)	(3,215)	(2,663)	(3,018)
Policy loans	(5)	(64)	(49)	(60)
Transfers between Divisions (including fixed account), net	2,302	(913)	(1,826)	4,247
Annuity payments	-	-	-	(1)
Death benefits	(19)	(77)	(89)	(62)
Transfers from (to) required reserves	-	-	-	1
Administrative charges	(6)	(87)	(65)	(46)
Loan collateral interest	1	35	26	16
Increase (decrease) in net assets derived from principal transactions	2,013	125	(1,020)	4,724
Total increase (decrease)	3,228	13,287	7,492	15,441
Net assets at December 31, 2003	6,357	53,542	34,205	38,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	(547)	(350)	(409)
Net realized gain (loss) on investments and
capital gains distributions	(614)	(2,137)	(2,203)	(1,093)
Net unrealized appreciation (depreciation) of investments	348	(306)	782	75
Net increase (decrease) in net assets from operations	(336)	(2,990)	(1,771)	(1,427)
Changes from principal transactions:
Net premium payments	233	2,918	2,415	2,792
Surrenders	(561)	(3,680)	(1,874)	(2,413)
Policy loans	(6)	(53)	(41)	(57)
Transfers between Divisions (including fixed account), net	994	(1,451)	(2,480)	(1,007)
Annuity payments	-	-	-	-
Death benefits	(23)	(63)	(28)	(101)
Transfers from (to) required reserves	-	-	-	(2)
Administrative charges	(4)	(61)	(45)	(36)
Loan collateral interest	1	26	19	14
Increase (decrease) in net assets derived from principal transactions	634	(2,364)	(2,034)	(810)
Total increase (decrease)	298	(5,354)	(3,805)	(2,237)
Net assets at September 30, 2004	$ 6,655	$ 48,188	$ 30,400	$ 35,975

The accompanying notes are an integral part of these financial statements.

25

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	Alger		Fidelity® VIP
	American	Fidelity® VIP	Asset
	Small	Asset	ManagerSM	Fidelity® VIP
	Capitalization	ManagerSM:	Growth	Contrafund®
Net assets at January 1, 2003	$ 9,480	$ 2,725	$ 15,979	$ 54,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	60	245	(591)
Net realized gain (loss) on investments and
capital gains distributions	(4,310)	(254)	(791)	(761)
Net unrealized appreciation (depreciation) of investments	8,286	549	3,954	16,518
Net increase (decrease) in net assets from operations	3,816	355	3,408	15,166
Changes from principal transactions:
Net premium payments	1,308	-	1,530	5,660
Surrenders	(1,138)	(603)	(1,343)	(6,183)
Policy loans	2	(10)	(44)	(40)
Transfers between Divisions (including fixed account), net	474	(178)	(163)	5,222
Annuity payments	-	-	-	-
Death benefits	(64)	(8)	(37)	(209)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(15)	(2)	(25)	(93)
Loan collateral interest	10	-	9	42
Increase (decrease) in net assets derived from principal transactions	577	(801)	(73)	4,399
Total increase (decrease)	4,393	(446)	3,335	19,565
Net assets at December 31, 2003	13,873	2,279	19,314	74,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	39	243	(542)
Net realized gain (loss) on investments and
capital gains distributions	369	(52)	(429)	28
Net unrealized appreciation (depreciation) of investments	(299)	(9)	(276)	4,023
Net increase (decrease) in net assets from operations	(78)	(22)	(462)	3,509
Changes from principal transactions:
Net premium payments	845	-	961	4,365
Surrenders	(862)	(220)	(1,224)	(5,504)
Policy loans	(24)	(8)	(35)	(195)
Transfers between Divisions (including fixed account), net	(1,162)	(19)	40	2,686
Annuity payments	-	-	-	-
Death benefits	(6)	-	(39)	(65)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(12)	(1)	(17)	(67)
Loan collateral interest	8	-	8	33
Increase (decrease) in net assets derived from principal transactions	(1,213)	(248)	(306)	1,253
Total increase (decrease)	(1,291)	(270)	(768)	4,762
Net assets at September 30, 2004	$ 12,582	$ 2,009	$ 18,546	$ 78,950

The accompanying notes are an integral part of these financial statements.

26

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP
	Equity-	Fidelity® VIP	Growth	Fidelity® VIP
	Income	Growth	Opportunities	Index 500
Net assets at January 1, 2003	$ 39,755	$ 41,316	$ 1,546	$ 94,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	(508)	(14)	36
Net realized gain (loss) on investments and
capital gains distributions	(858)	(3,775)	(161)	(4,617)
Net unrealized appreciation (depreciation) of investments	13,377	16,595	677	29,604
Net increase (decrease) in net assets from operations	12,635	12,312	502	25,023
Changes from principal transactions:
Net premium payments	5,495	5,562	275	12,238
Surrenders	(5,044)	(4,304)	(217)	(7,282)
Policy loans	(114)	(133)	(15)	(392)
Transfers between Divisions (including fixed account), net	7,069	(2,638)	253	(354)
Annuity payments	(1)	-	-	-
Death benefits	(102)	(187)	(2)	(179)
Transfers from (to) required reserves	2	-	-	-
Administrative charges	(62)	(92)	(4)	(207)
Loan collateral interest	33	39	1	98
Increase (decrease) in net assets derived from principal transactions	7,276	(1,753)	291	3,922
Total increase (decrease)	19,911	10,559	793	28,945
Net assets at December 31, 2003	59,666	51,875	2,339	122,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	518	(400)	(12)	326
Net realized gain (loss) on investments and
capital gains distributions	(147)	(1,251)	(101)	(1,152)
Net unrealized appreciation (depreciation) of investments	200	(1,273)	48	1,120
Net increase (decrease) in net assets from operations	571	(2,924)	(65)	294
Changes from principal transactions:
Net premium payments	3,932	3,405	217	8,577
Surrenders	(4,689)	(3,570)	(204)	(9,189)
Policy loans	(115)	(104)	(4)	(271)
Transfers between Divisions (including fixed account), net	2,435	(867)	(101)	(3,431)
Annuity payments	-	-	-	-
Death benefits	(91)	(38)	(4)	(214)
Transfers from (to) required reserves	(2)	-	-	-
Administrative charges	(47)	(62)	(3)	(145)
Loan collateral interest	26	30	1	77
Increase (decrease) in net assets derived from principal transactions	1,449	(1,206)	(98)	(4,596)
Total increase (decrease)	2,020	(4,130)	(163)	(4,302)
Net assets at September 30, 2004	$ 61,686	$ 47,745	$ 2,176	$ 118,696

The accompanying notes are an integral part of these financial statements.

27

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP
	Investment	Money	Fidelity® VIP	ING Julius
	Grade Bond	Market	Overseas	Baer Foreign
Net assets at January 1, 2003	$ 25,056	$ 52,518	$ 906	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,032	(205)	(5)	-
Net realized gain (loss) on investments and
capital gains distributions	639	2	(99)	-
Net unrealized appreciation (depreciation) of investments	(683)	(2)	440	-
Net increase (decrease) in net assets from operations	988	(205)	336	-
Changes from principal transactions:
Net premium payments	3,995	48,019	-	-
Surrenders	(4,019)	(60,813)	(72)	-
Policy loans	(83)	(7)	(4)	-
Transfers between Divisions (including fixed account), net	(628)	(19,224)	(51)	-
Annuity payments	-	(23)	-	-
Death benefits	(46)	(283)	-	-
Transfers from (to) required reserves	-	28	-	-
Administrative charges	(27)	(19)	(2)	-
Loan collateral interest	9	17	-	-
Increase (decrease) in net assets derived from principal transactions	(799)	(32,305)	(129)	-
Total increase (decrease)	189	(32,510)	207	-
Net assets at December 31, 2003	25,245	20,008	1,113	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,531	(47)	2	(1)
Net realized gain (loss) on investments and
capital gains distributions	112	-	(43)	1
Net unrealized appreciation (depreciation) of investments	(1,100)	-	26	16
Net increase (decrease) in net assets from operations	543	(47)	(15)	16
Changes from principal transactions:
Net premium payments	2,182	22,061	-	6
Surrenders	(2,102)	(4,996)	(97)	(1)
Policy loans	(46)	31	(2)	-
Transfers between Divisions (including fixed account), net	(497)	(21,022)	(32)	1,346
Annuity payments	-	(17)	-	-
Death benefits	(47)	(124)	-	-
Transfers from (to) required reserves	-	(22)	-	-
Administrative charges	(17)	(12)	(1)	-
Loan collateral interest	9	13	-	-
Increase (decrease) in net assets derived from principal transactions	(518)	(4,088)	(132)	1,351
Total increase (decrease)	25	(4,135)	(147)	1,367
Net assets at September 30, 2004	$ 25,270	$ 15,873	$ 966	$ 1,367

The accompanying notes are an integral part of these financial statements.

28

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

			ING American
	ING MFS	ING T. Rowe	Century	ING Baron
	Total	Price Equity	Small Cap	SmallCap
	Return	Income	Value	Growth
Net assets at January 1, 2003	$ -	$ -	$ 1	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	5	(3)
Net realized gain (loss) on investments and
capital gains distributions	-	1	27	85
Net unrealized appreciation (depreciation) of investments	18	48	4	10
Net increase (decrease) in net assets from operations	19	49	36	92
Changes from principal transactions:
Net premium payments	4	22	25	23
Surrenders	(9)	(5)	(4)	(4)
Policy loans	-	2	-	-
Transfers between Divisions (including fixed account), net	382	481	182	221
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	377	500	203	240
Total increase (decrease)	396	549	239	332
Net assets at December 31, 2003	396	549	240	333

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(13)	(1)	(4)
Net realized gain (loss) on investments and
capital gains distributions	8	18	7	19
Net unrealized appreciation (depreciation) of investments	18	43	15	16
Net increase (decrease) in net assets from operations	18	48	21	31
Changes from principal transactions:
Net premium payments	69	183	74	85
Surrenders	(80)	(76)	(67)	(23)
Policy loans	-	(2)	(4)	(1)
Transfers between Divisions (including fixed account), net	1,123	1,751	352	16
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	1,112	1,856	355	77
Total increase (decrease)	1,130	1,904	376	108
Net assets at September 30, 2004	$ 1,526	$ 2,453	$ 616	$ 441

The accompanying notes are an integral part of these financial statements.

29

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)
	ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe
	Mid Cap	Global	Total	Price Growth
	Value	Growth	Return	Equity
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	18	(3)
Net realized gain (loss) on investments and
capital gains distributions	4	35	(5)	3
Net unrealized appreciation (depreciation) of investments	46	17	(16)	41
Net increase (decrease) in net assets from operations	55	50	(3)	41
Changes from principal transactions:
Net premium payments	77	55	361	66
Surrenders	(5)	(546)	(157)	(4)
Policy loans	(3)	-	(8)	(1)
Transfers between Divisions (including fixed account), net	485	705	480	431
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	554	214	676	492
Total increase (decrease)	609	264	673	533
Net assets at December 31, 2003	609	264	673	533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	1	(7)
Net realized gain (loss) on investments and
capital gains distributions	10	3	(6)	13
Net unrealized appreciation (depreciation) of investments	83	(6)	18	(23)
Net increase (decrease) in net assets from operations	85	(3)	13	(17)
Changes from principal transactions:
Net premium payments	267	117	196	257
Surrenders	(42)	(10)	(44)	(63)
Policy loans	(5)	(7)	-	(5)
Transfers between Divisions (including fixed account), net	721	121	303	468
Annuity payments	-	-	-	-
Death benefits	(1)	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(1)	-	-	(1)
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	939	221	455	656
Total increase (decrease)	1,024	218	468	639
Net assets at September 30, 2004	$ 1,633	$ 482	$ 1,141	$ 1,172

The accompanying notes are an integral part of these financial statements.

30

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)
		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen	Allocation	Allocation	Allocation
	Comstock	Balanced	Growth	Income
Net assets at January 1, 2003	$ 1	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	-	6
Net realized gain (loss) on investments and
capital gains distributions	51	8	-	(4)
Net unrealized appreciation (depreciation) of investments	-	11	1	13
Net increase (decrease) in net assets from operations	59	20	1	15
Changes from principal transactions:
Net premium payments	89	9	26	85
Surrenders	(6)	(1)	-	(8)
Policy loans	-	-	(2)	1
Transfers between Divisions (including fixed account), net	299	129	2	135
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	382	137	26	213
Total increase (decrease)	441	157	27	228
Net assets at December 31, 2003	442	157	27	228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	-	11
Net realized gain (loss) on investments and
capital gains distributions	14	(12)	-	(5)
Net unrealized appreciation (depreciation) of investments	42	(16)	(1)	(13)
Net increase (decrease) in net assets from operations	53	(28)	(1)	(7)
Changes from principal transactions:
Net premium payments	310	91	30	189
Surrenders	(48)	(35)	-	(29)
Policy loans	(3)	(6)	(4)	-
Transfers between Divisions (including fixed account), net	483	336	93	81
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(1)	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	741	386	119	241
Total increase (decrease)	794	358	118	234
Net assets at September 30, 2004	$ 1,236	$ 515	$ 145	$ 462

The accompanying notes are an integral part of these financial statements.

31

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)
	ING VP	ING VP
	Natural	Global	ING VP	ING VP
	Resources	Science and	Index Plus	Index Plus
	Trust	Technology	LargeCap	MidCap
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(2)
Net realized gain (loss) on investments and
capital gains distributions	-	-	3	5
Net unrealized appreciation (depreciation) of investments	-	-	24	36
Net increase (decrease) in net assets from operations	-	-	26	39
Changes from principal transactions:
Net premium payments	-	-	83	72
Surrenders	-	-	(2)	(2)
Policy loans	-	-	1	1
Transfers between Divisions (including fixed account), net	-	-	191	395
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	-	-	273	466
Total increase (decrease)	-	-	299	505
Net assets at December 31, 2003	-	-	299	505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	(7)
Net realized gain (loss) on investments and
capital gains distributions	14	-	27	51
Net unrealized appreciation (depreciation) of investments	29	-	(38)	(30)
Net increase (decrease) in net assets from operations	42	-	(11)	14
Changes from principal transactions:
Net premium payments	370	-	181	363
Surrenders	-	-	(13)	(17)
Policy loans	-	-	-	1
Transfers between Divisions (including fixed account), net	-	7	444	796
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	(1)
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	370	7	612	1,142
Total increase (decrease)	412	7	601	1,156
Net assets at September 30, 2004	$ 412	$ 7	$ 900	$ 1,661

The accompanying notes are an integral part of these financial statements.

32

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Disciplined	Financial	Growth
	SmallCap	LargeCap	Services	Opportunities
Net assets at January 1, 2003	$ -	$ 3,616	$ -	$ 1,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(21)	-	(20)
Net realized gain (loss) on investments and
capital gains distributions	17	(471)	-	(446)
Net unrealized appreciation (depreciation) of investments	19	1,337	-	886
Net increase (decrease) in net assets from operations	35	845	-	420
Changes from principal transactions:
Net premium payments	51	178	-	204
Surrenders	(1)	(491)	-	(259)
Policy loans	-	(2)	-	(6)
Transfers between Divisions (including fixed account), net	186	1,046	-	(67)
Annuity payments	-	-	-	-
Death benefits	-	(22)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	(4)	-	(2)
Loan collateral interest	-	1	-	1
Increase (decrease) in net assets derived from principal transactions	236	706	-	(129)
Total increase (decrease)	271	1,551	-	291
Net assets at December 31, 2003	271	5,167	-	1,630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	-	(7)
Net realized gain (loss) on investments and
capital gains distributions	19	(251)	-	(39)
Net unrealized appreciation (depreciation) of investments	(12)	316	-	110
Net increase (decrease) in net assets from operations	5	32	-	64
Changes from principal transactions:
Net premium payments	161	111	-	62
Surrenders	(17)	(677)	-	(32)
Policy loans	2	(6)	-	2
Transfers between Divisions (including fixed account), net	391	885	5	(1,726)
Annuity payments	-	-	-	-
Death benefits	-	(6)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	(2)	-	-
Loan collateral interest	-	1	-	-
Increase (decrease) in net assets derived from principal transactions	537	306	5	(1,694)
Total increase (decrease)	542	338	5	(1,630)
Net assets at September 30, 2004	$ 813	$ 5,505	$ 5	$ -

The accompanying notes are an integral part of these financial statements.

33

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP
	Growth +	High Yield	International	ING VP
	Value	Bond	Value	MagnaCap
Net assets at January 1, 2003	$ 28,808	$ 4,422	$ 10,693	$ 1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	511	-	(4)
Net realized gain (loss) on investments and
capital gains distributions	(8,048)	312	1,734	(227)
Net unrealized appreciation (depreciation) of investments	17,988	562	2,611	456
Net increase (decrease) in net assets from operations	9,507	1,385	4,345	225
Changes from principal transactions:
Net premium payments	3,505	1,076	1,344	167
Surrenders	(3,022)	(963)	(1,803)	(74)
Policy loans	(50)	(37)	7	(8)
Transfers between Divisions (including fixed account), net	(3,407)	7,333	3,208	(690)
Annuity payments	-	-	-	-
Death benefits	(81)	(5)	(43)	-
Transfers from (to) required reserves	(3)	-	-	-
Administrative charges	(64)	(3)	(13)	(1)
Loan collateral interest	26	2	4	-
Increase (decrease) in net assets derived from principal transactions	(3,096)	7,403	2,704	(606)
Total increase (decrease)	6,411	8,788	7,049	(381)
Net assets at December 31, 2003	35,219	13,210	17,742	1,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(147)	275	(6)	(1)
Net realized gain (loss) on investments and
capital gains distributions	(32,520)	169	865	30
Net unrealized appreciation (depreciation) of investments	33,755	(147)	(367)	(26)
Net increase (decrease) in net assets from operations	1,088	297	492	3
Changes from principal transactions:
Net premium payments	912	496	1,261	102
Surrenders	(916)	(770)	(1,324)	(102)
Policy loans	(4)	(28)	(32)	(6)
Transfers between Divisions (including fixed account), net	(36,284)	(1,967)	2,453	(7)
Annuity payments	-	-	-	-
Death benefits	(9)	(3)	(4)	-
Transfers from (to) required reserves	3	-	-	-
Administrative charges	(16)	(4)	(11)	(1)
Loan collateral interest	7	2	4	-
Increase (decrease) in net assets derived from principal transactions	(36,307)	(2,274)	2,347	(14)
Total increase (decrease)	(35,219)	(1,977)	2,839	(11)
Net assets at September 30, 2004	$ -	$ 11,233	$ 20,581	$ 1,119
The accompanying notes are an integral part of these financial statements.

34

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

	ING VP		ING VP
	MidCap	ING VP	SmallCap	Janus Aspen
	Opportunities	Real Estate	Opportunities	Growth
Net assets at January 1, 2003	$ 1,024	$ -	$ 21,178	$ 26,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	-	(297)	(370)
Net realized gain (loss) on investments and
capital gains distributions	(139)	-	(25,176)	(3,689)
Net unrealized appreciation (depreciation) of investments	541	-	31,970	11,594
Net increase (decrease) in net assets from operations	384	-	6,497	7,535
Changes from principal transactions:
Net premium payments	207	-	2,942	3,558
Surrenders	(143)	-	(2,379)	(2,606)
Policy loans	-	-	(27)	(56)
Transfers between Divisions (including fixed account), net	198	-	(4,693)	(3,682)
Annuity payments	-	-	-	-
Death benefits	-	-	(33)	(55)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(2)	-	(40)	(62)
Loan collateral interest	1	-	12	24
Increase (decrease) in net assets derived from principal transactions	261	-	(4,218)	(2,879)
Total increase (decrease)	645	-	2,279	4,656
Net assets at December 31, 2003	1,669	-	23,457	31,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(240)	(1)	(230)	(303)
Net realized gain (loss) on investments and
capital gains distributions	(62)	4	382	(1,890)
Net unrealized appreciation (depreciation) of investments	(2,347)	2	(1,538)	400
Net increase (decrease) in net assets from operations	(2,649)	5	(1,386)	(1,793)
Changes from principal transactions:
Net premium payments	1,556	5	1,626	2,031
Surrenders	(1,712)	(18)	(1,476)	(1,924)
Policy loans	(30)	-	(39)	(30)
Transfers between Divisions (including fixed account), net	35,766	190	(1,844)	(2,618)
Annuity payments	-	-	-	-
Death benefits	(5)	-	(16)	(46)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(27)	-	(27)	(40)
Loan collateral interest	13	-	9	18
Increase (decrease) in net assets derived from principal transactions	35,561	177	(1,767)	(2,609)
Total increase (decrease)	32,912	182	(3,153)	(4,402)
Net assets at September 30, 2004	$ 34,581	$ 182	$ 20,304	$ 26,850

The accompanying notes are an integral part of these financial statements.

35

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)
				Neuberger
	Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	International	MidCap	Worldwide	Limited
	Growth	Growth	Growth	Maturity Bond
Net assets at January 1, 2003	$ 13,930	$ 24,050	$ 51,116	$ 15,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	122	(380)	(138)	441
Net realized gain (loss) on investments and
capital gains distributions	5,309	(6,705)	3,754	200
Net unrealized appreciation (depreciation) of investments	3,204	14,961	7,984	(479)
Net increase (decrease) in net assets from operations	8,635	7,876	11,600	162
Changes from principal transactions:
Net premium payments	1,886	4,352	5,827	1,553
Surrenders	(1,885)	(2,716)	(4,180)	(1,871)
Policy loans	(11)	(147)	(93)	(36)
Transfers between Divisions (including fixed account), net	(4,503)	(2,180)	(7,923)	(1,698)
Annuity payments	-	-	(1)	-
Death benefits	(12)	(65)	(184)	(47)
Transfers from (to) required reserves	-	-	1	-
Administrative charges	(25)	(79)	(99)	(13)
Loan collateral interest	10	23	44	5
Increase (decrease) in net assets derived from principal transactions	(4,540)	(812)	(6,608)	(2,107)
Total increase (decrease)	4,095	7,064	4,992	(1,945)
Net assets at December 31, 2003	18,025	31,114	56,108	13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(81)	(331)	(306)	(137)
Net realized gain (loss) on investments and
capital gains distributions	1,191	(2,774)	463	9
Net unrealized appreciation (depreciation) of investments	(1,086)	4,238	(3,499)	80
Net increase (decrease) in net assets from operations	24	1,133	(3,342)	(48)
Changes from principal transactions:
Net premium payments	1,273	2,478	3,542	923
Surrenders	(1,318)	(1,920)	(3,576)	(1,444)
Policy loans	(61)	(119)	(121)	(31)
Transfers between Divisions (including fixed account), net	422	(1,817)	(3,810)	(704)
Annuity payments	-	-	-	-
Death benefits	(14)	(37)	(56)	(23)
Transfers from (to) required reserves	-	-	(2)	-
Administrative charges	(18)	(54)	(67)	(9)
Loan collateral interest	7	17	32	4
Increase (decrease) in net assets derived from principal transactions	291	(1,452)	(4,058)	(1,284)
Total increase (decrease)	315	(319)	(7,400)	(1,332)
Net assets at September 30, 2004	$ 18,340	$ 30,795	$ 48,708	$ 12,305

The accompanying notes are an integral part of these financial statements.

36

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)
		Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global
	Partners	Responsive	Equity	Equity
Net assets at January 1, 2003	$ 10,137	$ 1,231	$ 3,813	$ 1,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(23)	(11)	(40)
Net realized gain (loss) on investments and
capital gains distributions	(521)	(11)	1	906
Net unrealized appreciation (depreciation) of investments	4,052	488	1,070	434
Net increase (decrease) in net assets from operations	3,366	454	1,060	1,300
Changes from principal transactions:
Net premium payments	1,151	317	632	378
Surrenders	(1,208)	(97)	(336)	(735)
Policy loans	(34)	(6)	(1)	(13)
Transfers between Divisions (including fixed account), net	1,205	325	958	1,003
Annuity payments	-	-	-	-
Death benefits	(2)	-	(1)	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(19)	(3)	(8)	(3)
Loan collateral interest	9	1	4	1
Increase (decrease) in net assets derived from principal transactions	1,102	537	1,248	631
Total increase (decrease)	4,468	991	2,308	1,931
Net assets at December 31, 2003	14,605	2,222	6,121	3,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(26)	(5)	(22)
Net realized gain (loss) on investments and
capital gains distributions	(68)	19	226	63
Net unrealized appreciation (depreciation) of investments	928	34	(156)	(16)
Net increase (decrease) in net assets from operations	700	27	65	25
Changes from principal transactions:
Net premium payments	881	271	436	394
Surrenders	(1,244)	(100)	(343)	(324)
Policy loans	(47)	(17)	(18)	(9)
Transfers between Divisions (including fixed account), net	918	214	(855)	751
Annuity payments	-	-	-	-
Death benefits	(6)	-	(6)	(14)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(13)	(3)	(6)	(3)
Loan collateral interest	7	1	3	1
Increase (decrease) in net assets derived from principal transactions	496	366	(789)	796
Total increase (decrease)	1,196	393	(724)	821
Net assets at September 30, 2004	$ 15,801	$ 2,615	$ 5,397	$ 4,537

The accompanying notes are an integral part of these financial statements.

37

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

				Pioneer
	OpCap	OpCap		High Yield
	Managed	Small Cap	Real Return	VCT
Net assets at January 1, 2003	$ 15,916	$ 13,832	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	(251)	-	-
Net realized gain (loss) on investments and
capital gains distributions	(606)	350	-	-
Net unrealized appreciation (depreciation) of investments	3,851	6,268	-	-
Net increase (decrease) in net assets from operations	3,302	6,367	-	-
Changes from principal transactions:
Net premium payments	1,670	2,303	-	-
Surrenders	(1,450)	(1,576)	-	-
Policy loans	(81)	(78)	-	-
Transfers between Divisions (including fixed account), net	4,665	4,644	-	-
Annuity payments	-	-	-	-
Death benefits	(6)	(23)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(26)	(27)	-	-
Loan collateral interest	9	8	-	-
Increase (decrease) in net assets derived from principal transactions	4,781	5,251	-	-
Total increase (decrease)	8,083	11,618	-	-
Net assets at December 31, 2003	23,999	25,450	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	142	(275)	-	1
Net realized gain (loss) on investments and
capital gains distributions	(290)	778	7	-
Net unrealized appreciation (depreciation) of investments	610	259	1	7
Net increase (decrease) in net assets from operations	462	762	8	8
Changes from principal transactions:
Net premium payments	1,089	1,882	1	2
Surrenders	(1,434)	(1,522)	(5)	(2)
Policy loans	(44)	(90)	-	-
Transfers between Divisions (including fixed account), net	(6,032)	565	181	1,713
Annuity payments	-	-	-	-
Death benefits	(50)	(77)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(17)	(21)	-	-
Loan collateral interest	9	8	-	-
Increase (decrease) in net assets derived from principal transactions	(6,479)	745	177	1,713
Total increase (decrease)	(6,017)	1,507	185	1,721
Net assets at September 30, 2004	$ 17,982	$ 26,957	$ 185	$ 1,721

The accompanying notes are an integral part of these financial statements.

38

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Statements of Changes in Net Assets

For the nine moths ended September 30, 2004 and the year ended December 31, 2003

(Dollars in thousands)

Wanger
	Wanger	U.S. Select
	Select	Companies
Net assets at January 1, 2003	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-
Net unrealized appreciation (depreciation) of investments	-	-
Net increase (decrease) in net assets from operations	-	-
Changes from principal transactions:
Net premium payments	-	-
Surrenders	-	-
Policy loans	-	-
Transfers between Divisions (including fixed account), net	-	-
Annuity payments	-	-
Death benefits	-	-
Transfers from (to) required reserves	-	-
Administrative charges	-	-
Loan collateral interest	-	-
Increase (decrease) in net assets derived from principal transactions	-	-
Total increase (decrease)	-	-
Net assets at December 31, 2003	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-
Net unrealized appreciation (depreciation) of investments	1	1
Net increase (decrease) in net assets from operations	1	1
Changes from principal transactions:
Net premium payments	2	1
Surrenders	(1)	-
Policy loans	-	-
Transfers between Divisions (including fixed account), net	117	44
Annuity payments	-	-
Death benefits	-	-
Transfers from (to) required reserves	-	-
Administrative charges	-	-
Loan collateral interest	-	-
Increase (decrease) in net assets derived from principal transactions	118	45
Total increase (decrease)	119	46
Net assets at September 30, 2004	$ 119	$ 46

The accompanying notes are an integral part of these financial statements.

39

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

]

  Organization

  ReliaStar Life Insurance Company Separate Account N (the "Account"), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. ("ING AIH"). ING AIH is a subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  At September 30, 2004, the Account had forty-nine investment divisions (the "Divisions"), twenty-six of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2004, and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM VI Dent Demographic Trends Fund - Series I

  The Alger American Fund:

  Alger American Growth Portfolio - Class O Shares

  Alger American Leveraged AllCap Portfolio - Class O Shares

  Alger American MidCap Growth Portfolio - Class O Shares

  Alger American Small Capitalization Portfolio - Class O Shares

  Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM: Growth Portfolio - Initial Class

  Fidelity® Variable Insurance Products Fund (continued):

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP Growth Opportunities Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  ING Investors Trust:

  ING Julius Baer Foreign - Service Class**

  40

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  ING Investors Trust (continued):

  ING MFS Total Return Portfolio - Service Class*

  ING T. Rowe Price Equity Income Portfolio - Service Class*

  ING Partners, Inc.:

  ING American Century Small Cap Value Portfolio - Initial Class

  ING Baron Small Cap Growth Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Initial Class

  ING MFS Global Growth Portfolio - Initial Class*

  ING PIMCO Total Return Portfolio - Initial Class*

  ING T. Rowe Price Growth Equity Portfolio - Initial Class*

  ING Van Kampen Comstock Portfolio - Initial Class

  ING Strategic Allocations Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I*

  ING VP Strategic Allocation Growth Portfolio - Class I*

  ING VP Strategic Allocation Income Portfolio - Class I*

  ING VP Natural Resources Trust**

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I**

  ING VP Index Plus LargeCap Portfolio - Class I*

  ING VP Index Plus MidCap Portfolio - Class I*

  ING VP Index Plus SmallCap Portfolio - Class I*

  ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio - Class I

  ING VP Financial Services - Class I **

  ING VP High Yield Bond Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class I

  ING VP Real Estate - Class I**

  ING VP SmallCap Opportunities Portfolio - Class I

  Janus Aspen Series:

  Janus Aspen Growth Portfolio - Institutional Shares

  Janus Aspen International Growth Portfolio - Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional Shares

  Janus Aspen Worldwide Growth Portfolio - Institutional Shares

  Neuberger Berman Advisers Management Trust:

  Neuberger Berman AMT Limited Maturity Bond Portfolio

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

  PIMCO Advisors VIT:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

  PIMCO VIT Real Return Portfolio - Administrative Class**

  Pioneer Variable Contracts Trust:

  Pioneer High Yield VCT Portfolio - Class I**

  Wanger Advisors Trust:

  Wanger Select**

  Wanger U.S. Small Companies**

  * Division added in 2003

  ** Division added in 2004

  41

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Strategic Allocations Portfolios, Inc.:	ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Balanced Portfolio - Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class R
ING VP High Yield Bond Portfolio - Class I	ING VP High Yield Bond Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R
PIMCO Advisors VIT	PIMCO Accumulation Trust

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  42

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

  Transfers

  Transfers to (from) required reserves on the Statement of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between ReliaStar Life and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

  43

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Administrative Charges

  A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative charges.

  Contract Maintenance Charges

  An annual Contract charge of $30 is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

  Sales and Surrender Charges

  No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge of up to 8%, as set forth in the Contract.

  Premium Taxes

  Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premiums payments.

  Related Party Transactions

  During the nine months ended September 30, 2004, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust. In addition, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  44

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine months ended		Year ended
	September 30, 2004		December 31, 2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	$ 1,504	$ 940	$ 2,977	$ 1,023
The Alger American Fund:
Alger American Growth	789	3,700	2,851	3,363
Alger American Leveraged AllCap	924	3,308	3,775	5,223
Alger American MidCap Growth	2,230	3,447	16,422	12,106
Alger American Small Capitalization	612	1,973	39,952	39,535
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	62	271	95	836
Fidelity® VIP Asset ManagerSM: Growth	1,388	1,451	1,969	1,797
Fidelity® VIP Contrafund®	3,710	2,999	7,047	3,239
Fidelity® VIP Equity-Income	5,329	3,359	10,581	3,191
Fidelity® VIP Growth	1,394	3,000	2,969	5,230
Fidelity® VIP Growth Opportunities	224	334	573	296
Fidelity® VIP Index 500	5,577	9,847	17,475	13,517
Fidelity® VIP Investment Grade Bond	5,051	4,038	9,936	9,703
Fidelity® VIP Money Market	18,139	22,252	897,945	930,485
Fidelity® VIP Overseas	19	149	11	145
ING Investors Trust:
ING Julius Baer Foreign	1,403	53	-	-
ING MFS Total Return	1,221	117	388	10
ING T. Rowe Price Equity Income	1,967	124	546	46
ING Partners, Inc.:
ING American Century Small Cap Value	490	136	413	205
ING Baron Small Cap Growth	303	230	5,400	5,163
ING JPMorgan Mid Cap Value	987	56	586	27
ING MFS Global Growth	245	24	10,280	10,068
ING PIMCO Total Return	1,250	794	2,926	2,232
ING T. Rowe Price Growth Equity	777	128	1,826	1,337
ING Van Kampen Comstock	1,236	498	1,577	1,187
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	1,725	1,339	765	627
ING VP Strategic Allocation Growth	123	4	28	2
ING VP Strategic Allocation Income	1,046	794	1,573	1,354
ING VP Natural Resources Trust	541	172	-	-

  45

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

	Nine months ended		Year ended
	September 30, 2004		December 31, 2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	$ 7	$ -	$ -	$ -
ING VP Index Plus LargeCap	1,113	501	294	22
ING VP Index Plus MidCap	1,611	476	496	32
ING VP Index Plus SmallCap	1,146	611	2,645	2,410
ING Variable Products Trust:
ING VP Disciplined LargeCap	1,202	929	1,646	961
ING VP Financial Services	7	2	-	-
ING VP Growth Opportunities	73	1,774	420	569
ING VP Growth + Value	228	36,685	1,471	4,997
ING VP High Yield Bond	7,158	9,157	47,039	39,125
ING VP International Value	7,034	4,693	85,112	82,408
ING VP MagnaCap	150	165	300	910
ING VP MidCap Opportunities	37,938	2,617	530	287
ING VP Real Estate	415	239	-	-
ING VP SmallCap Opportunities	481	2,478	16,173	20,688
Janus Aspen Series:
Janus Aspen Growth	495	3,407	1,390	4,639
Janus Aspen International Growth	6,112	5,902	419,079	423,497
Janus Aspen Mid Cap Growth	476	2,259	2,504	3,696
Janus Aspen Worldwide Growth	902	5,264	195,632	202,379
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	767	2,188	3,317	4,983
Neuberger Berman AMT Partners	1,396	1,060	2,395	1,458
Neuberger Berman AMT Socially Responsive	471	131	723	209
PIMCO Advisors VIT:
OpCap Equity	785	1,579	9,093	7,856
OpCap Global Equity	1,179	405	110,718	110,127
OpCap Managed	6,917	13,254	8,106	3,268
OpCap Small Cap	3,949	3,479	40,861	35,861
Real Return	1,070	893
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT	1,717	3	-	-
Wanger Advisors Trust:
Wanger Select	130	12	-	-
Wanger U.S. Small Companies	52	7	-	-

  46

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Changes in Units

  The net changes in units outstanding follow:

	Nine months ended	Year ended
	September 30, 2004	December 31, 2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	134,005	444,527
The Alger American Fund:
Alger American Growth	(143,865)	(5,834)
Alger American Leveraged AllCap	(107,306)	(66,069)
Alger American MidCap Growth	(45,516)	241,936
Alger American Small Capitalization	(134,191)	61,489
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	(14,998)	(54,380)
Fidelity® VIP Asset ManagerSM: Growth	(19,840)	(7,710)
Fidelity® VIP Contrafund®	59,176	233,454
Fidelity® VIP Equity-Income	75,193	461,665
Fidelity® VIP Growth	(77,680)	(138,429)
Fidelity® VIP Growth Opportunities	(14,820)	52,542
Fidelity® VIP Index 500	(246,350)	205,979
Fidelity® VIP Investment Grade Bond	(39,269)	(58,049)
Fidelity® VIP Money Market	(322,818)	(2,555,975)
Fidelity® VIP Overseas	(9,607)	(12,378)
ING Investors Trust:
ING Julius Baer Foreign	135,765	-
ING MFS Total Return	96,424	35,106
ING T. Rowe Price Equity Income	148,559	45,174
ING Partners, Inc.:
ING American Century Small Cap Value	25,062	17,799
ING Baron Small Cap Growth	5,411	25,059
ING JPMorgan Mid Cap Value	69,394	47,245
ING MFS Global Growth	16,599	20,002
ING PIMCO Total Return	42,688	64,909
ING T. Rowe Price Growth Equity	51,878	41,737
ING Van Kampen Comstock	56,819	34,539
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	29,798	13,323
ING VP Strategic Allocation Growth	9,503	2,250
ING VP Strategic Allocation Income	20,144	20,296
ING VP Natural Resources Trust	35,705	-

  47

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

	Nine months ended	Year ended
	September 30, 2004	December 31, 2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	749	-
ING VP Index Plus LargeCap	48,645	24,260
ING VP Index Plus MidCap	84,831	38,815
ING VP Index Plus SmallCap	36,894	20,350
ING Variable Products Trust:
ING VP Disciplined LargeCap	32,920	78,074
ING VP Financial Services	518	-
ING VP Growth Opportunities	(343,113)	(26,792)
ING VP Growth + Value	(2,210,865)	(245,058)
ING VP High Yield Bond	(250,781)	860,670
ING VP International Value	140,220	247,871
ING VP MagnaCap	(1,735)	(93,951)
ING VP MidCap Opportunities	5,802,988	49,340
ING VP Real Estate	15,416	-
ING VP SmallCap Opportunities	(96,026)	(283,181)
Janus Aspen Series:
Janus Aspen Growth	(237,259)	(291,638)
Janus Aspen International Growth	16,047	(40,906)
Janus Aspen Mid Cap Growth	(116,109)	(75,937)
Janus Aspen Worldwide Growth	(360,383)	(556,282)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	(103,057)	(169,406)
Neuberger Berman AMT Partners	45,680	103,980
Neuberger Berman AMT Socially Responsive	31,099	50,507
PIMCO Advisors VIT:
OpCap Equity	(65,665)	111,037
OpCap Global Equity	64,239	114,536
OpCap Managed	(587,034)	444,138
OpCap Small Cap	45,612	409,543
Real Return	17,540	-
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT	166,484	-
Wanger Advisors Trust:
Wanger Select	11,963	-
Wanger U.S. Small Companies	4,556	-

  48

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2004, and the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
AIM VI Dent Demographic Trends
2004	1,472	$4.52	$ 6,655	-%	1.40%	-4.84%
2003	1,338	$4.75	6,357	-	1.40%	35.71%
2002	894	$3.50	3,129	-	1.40%	-33.21%
2001	1,286	$5.24	6,741	-	1.40%	-32.87%
2000	1,086	$7.81	8,476	*	*	*
Alger American Growth
2004	2,971	$16.22	48,188	-	1.40%	-5.64%
2003	3,115	$17.19	53,542	-	1.40%	33.26%
2002	3,121	$12.90	40,255	0.04	1.40%	-33.91%
2001	3,504	$19.52	68,389	(23.00)	1.40%	-13.05%
2000	3,336	$22.45	74,867	*	*	*
Alger American Leveraged AllCap
2004	1,651	$18.41	30,400	-	1.40%	-5.35%
2003	1,759	$19.45	34,205	-	1.40%	32.86%
2002	1,825	$14.64	26,713	0.01	1.40%	-34.85%
2001	2,084	$22.47	46,833	-	1.40%	-17.11%
2000	2,022	$27.11	54,808	*	*	*
Alger American MidCap Growth
2004	1,793	$20.06	35,975	-	1.40%	-3.46%
2003	1,839	$20.78	38,212	-	1.40%	45.72%
2002	1,597	$14.26	22,771	-	1.40%	-30.51%
2001	1,366	$20.52	28,036	-	1.40%	-7.83%
2000	1,118	$22.27	24,885	*	*	*

49

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Alger American Small Capitalization
2004	1,390	$9.05	$ 12,582	-%	1.40%	-0.55%
2003	1,524	$9.10	13,873	-	1.40%	40.43%
2002	1,463	$6.48	9,480	-	1.40%	-27.27%
2001	1,442	$8.91	12,855	(0.05)	1.40%	-30.50%
2000	1,195	$12.82	15,320	*	*	*
Fidelity® VIP Asset ManagerSM
2004	1,190	$16.20	2,009	2.85	1.40%	-1.16%
2003	139	$16.39	2,279	3.72	1.40%	16.32%
2002	193	$14.09	2,725	4.30	1.40%	-10.03%
2001	258	$15.66	4,046	(4.54)	1.40%	-5.45%
2000	322	$16.56	5,338	*	*	*
Fidelity® VIP Asset ManagerSM: Growth
2004	124	$15.58	18,546	2.36	1.40%	-2.38%
2003	1,210	$15.96	19,314	2.75	1.40%	21.65%
2002	1,218	$13.12	15,979	2.59	1.40%	-16.70%
2001	1,101	$15.75	17,351	(2.90)	1.40%	-8.69%
2000	1,090	$17.25	18,808	*	*	*
Fidelity® VIP Contrafund®
2004	3,532	$22.35	78,950	0.34	1.40%	4.63%
2003	3,473	$21.36	74,188	0.42	1.40%	26.69%
2002	3,240	$16.86	54,623	0.84	1.40%	-10.60%
2001	3,526	$18.86	66,502	(0.81)	1.40%	-13.47%
2000	3,587	$21.80	78,175	*	*	*
Fidelity® VIP Equity-Income
2004	3,288	$18.76	61,686	1.91	1.40%	1.02%
2003	3,213	$18.57	59,666	1.56	1.40%	28.51%
2002	2,751	$14.45	39,755	1.60	1.40%	-18.08%
2001	2,447	$17.64	43,165	(1.58)	1.40%	-6.29%
2000	2,063	$18.83	38,836	*	*	*

50

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Growth
2004	3,119	$15.31	$ 47,745	0.27%	1.40%	-5.67%
2003	3,196	$16.23	51,875	0.26	1.40%	30.99%
2002	3,335	$12.39	41,316	0.24	1.40%	-31.09%
2001	3,334	$17.98	59,933	(0.08)	1.40%	-18.80%
2000	2,962	$22.14	65,584	*	*	*
Fidelity® VIP Growth Opportunities
2004	327	$6.65	2,176	0.53	1.40%	-2.78%
2003	342	$6.84	2,339	0.67	1.40%	28.09%
2002	289	$5.34	1,546	1.04	1.40%	-22.94%
2001	343	$6.93	2,375	(0.38)	1.40%	-15.62%
2000	346	$8.21	2,844	*	*	*
Fidelity® VIP Index 500
2004	6,234	$19.04	118,696	1.33	1.40%	0.32%
2003	6,480	$18.98	122,998	1.38	1.40%	26.62%
2002	6,274	$14.99	94,053	1.26	1.40%	-23.32%
2001	6,126	$19.55	119,788	(1.13)	1.40%	-13.33%
2000	5,629	$22.56	127,016	*	*	*
Fidelity® VIP Investment Grade Bond
2004	1,907	$13.25	25,270	7.11	1.40%	2.16%
2003	1,946	$12.97	25,245	5.64	1.40%	3.76%
2002	2,005	$12.50	25,056	3.06	1.40%	8.79%
2001	1,203	$11.49	13,815	(3.42)	1.40%	6.95%
2000	490	$10.74	5,262	*	*	*
Fidelity® VIP Money Market
2004	1,243	$12.61	15,873	0.74	1.40%	-0.24%
2003	1,566	$12.64	20,008	1.20	1.40%	-0.39%
2002	4,122	$12.69	52,518	1.65	1.40%	0.24%
2001	2,258	$12.66	28,819	(3.91)	1.40%	2.74%
2000	1,270	$12.32	15,592	*	*	*

51

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Overseas
2004	72	$13.43	$ 966	1.25%	1.40%	-1.61%
2003	82	$13.65	1,113	0.79	1.40%	41.45%
2002	94	$9.65	906	0.80	1.40%	-21.42%
2001	113	$12.28	1,383	(5.60)	1.40%	-17.02%
2000	125	$14.80	1,981	*	*	*
ING Julius Baer Foreign
2004	136	$10.07	1,367	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING MFS Total Return
2004	132	$11.60	1,526	-	1.40%	2.84%
2003	35	$11.28	396	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Equity Income
2004	194	$12.66	2,453	-	1.40%	4.11%
2003	45	$12.16	549	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING American Century Small Cap Value
2004	43	$14.33	616	0.93	1.40%	7.10%
2003	18	$13.38	240	4.98	1.40%	33.93%
2002	-	$9.99	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**

52

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Baron Small Cap Growth
2004	31	$14.40	$ 441	-%	1.40%	8.93%
2003	25	$13.22	333	-	1.40%	31.94%
2002	-	$10.02	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**
ING JPMorgan Mid Cap Value
2004	117	$14.00	1,633	0.18	1.40%	8.70%
2003	47	$12.88	609	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING MFS Global Growth
2004	37	$13.16	482	1.07	1.40%	-0.15%
2003	20	$13.18	264	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING PIMCO Total Return
2004	108	$10.60	1,141	1.21	1.40%	2.22%
2003	65	$10.37	673	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Growth Equity
2004	94	$12.52	1,172	0.23	1.40%	-1.96%
2003	42	$12.77	533	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

53

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Van Kampen Comstock
2004	91	$13.51	$ 1,236	0.60%	1.40%	5.88%
2003	35	$12.76	442	4.51	1.40%	28.11%
2002	-	$9.96	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**
ING VP Strategic Allocation Balanced
2004	43	$11.94	515	1.79	1.40%	1.53%
2003	13	$11.76	157	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Growth
2004	12	$12.35	145	1.16	1.40%	1.15%
2003	2	$12.21	27	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Income
2004	40	$11.43	462	5.51	1.40%	1.78%
2003	20	$11.23	228	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Natural Resources Trust
2004	36	$11.54	412	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

54

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Global Science and Technology
2004	1	$9.38	$ 7	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP Index Plus LargeCap
2004	73	$12.34	900	1.33	1.40%	0.16%
2003	24	$12.32	299	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus MidCap
2004	124	$13.43	1,661	0.46	1.40%	3.23%
2003	39	$13.01	505	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus SmallCap
2004	57	$14.20	813	0.92	1.40%	6.77%
2003	20	$13.30	271	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Disciplined LargeCap
2004	607	$9.07	5,505	0.45	1.40%	0.78%
2003	574	$9.00	5,167	0.75	1.40%	23.46%
2002	496	$7.29	3,616	0.92	1.40%	-23.18%
2001	1,219	$9.49	11,574	(0.51)	1.40%	-13.46%
2000	1,544	$10.97	16,939	*	*	*

55

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Financial Services
2004	1	$10.19	$ 5	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP High Yield Bond
2004	1,154	$9.73	11,233	2.89	1.40%	3.51%
2003	1,405	$9.40	13,210	7.10	1.40%	15.76%
2002	545	$8.12	4,422	6.62	1.40%	-2.52%
2001	612	$8.33	5,104	(9.58)	1.40%	-0.71%
2000	598	$8.39	5,019	*	*	*
ING VP International Value
2004	1,229	$16.75	20,581	0.98	1.40%	2.76%
2003	1,088	$16.30	17,742	1.46	1.40%	28.14%
2002	841	$12.72	10,693	0.87	1.40%	-16.54%
2001	1,008	$15.24	15,372	(1.55)	1.40%	-12.90%
2000	748	$17.50	13,087	*	*	*
ING VP MagnaCap
2004	127	$8.78	1,119	0.98	1.40%	0.34%
2003	129	$8.75	1,130	0.83	1.40%	29.25%
2002	223	$6.77	1,511	1.22	1.40%	-23.85%
2001	88	$8.89	780	(1.40)	1.40%	-11.70%
2000	37	$10.07	377	*	*	*
ING VP MidCap Opportunities
2004	6,088	$5.68	34,581	-	1.40%	-2.91%
2003	285	$5.85	1,669	-	1.40%	34.79%
2002	236	$4.34	1,024	-	1.40%	-26.94%
2001	224	$5.94	1,330	-	1.40%	-33.86%
2000	111	$8.98	1,001	*	*	*

56

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Real Estate
2004	15	$11.80	$ 182	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP SmallCap Opportunities
2004	1,117	$18.17	20,304	-	1.40%	-6.00%
2003	1,213	$19.33	23,457	-	1.40%	36.61%
2002	1,497	$14.15	21,178	-	1.40%	-44.36%
2001	1,566	$25.43	39,833	-	1.40%	-30.15%
2000	1,267	$36.41	46,114	*	*	*
Janus Aspen Growth
2004	2,521	$10.65	26,850	0.02	1.40%	-6.00%
2003	2,758	$11.33	31,252	0.09	1.40%	29.93%
2002	3,050	$8.72	26,596	-	1.40%	-27.51%
2001	3,682	$12.03	44,303	(0.07)	1.40%	-25.79%
2000	3,579	$16.21	58,033	*	*	*
Janus Aspen International Growth
2004	1,496	$12.26	18,340	0.64	1.40%	0.66%
2003	1,480	$12.18	18,025	2.43	1.40%	32.97%
2002	1,521	$9.16	13,930	0.80	1.40%	-26.60%
2001	1,550	$12.48	19,344	(1.02)	1.40%	-24.31%
2000	1,071	$16.49	17,658	*	*	*
Janus Aspen Mid Cap Growth
2004	2,436	$12.64	30,795	-	1.40%	3.69%
2003	2,552	$12.19	31,114	-	1.40%	33.22%
2002	2,628	$9.15	24,050	-	1.40%	-28.90%
2001	2,794	$12.87	35,974	-	1.40%	-40.30%
2000	2,367	$21.56	51,045	*	*	*

57

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Janus Aspen Worldwide Growth
2004	4,510	$10.80	$ 48,708	0.49%	1.40%	-6.25%
2003	4,870	$11.52	56,108	1.15	1.40%	22.29%
2002	5,426	$9.42	51,116	0.85	1.40%	-26.58%
2001	6,418	$12.83	82,310	(0.48)	1.40%	-23.52%
2000	6,065	$16.77	101,705	*	*	*
Neuberger Berman AMT Limited Maturity Bond
2004	992	$12.40	12,305	-	1.40%	-0.40%
2003	1,095	$12.45	13,637	4.49	1.40%	1.06%
2002	1,265	$12.32	15,582	4.05	1.40%	3.88%
2001	929	$11.86	11,025	(4.43)	1.40%	7.26%
2000	492	$11.06	5,445	*	*	*
Neuberger Berman AMT Partners
2004	1,425	$11.09	15,801	-	1.40%	4.72%
2003	1,379	$10.59	14,605	-	1.40%	33.21%
2002	1,275	$7.95	10,137	0.51	1.40%	-25.21%
2001	1,295	$10.63	13,771	(0.39)	1.40%	-4.19%
2000	1,239	$11.09	13,749	*	*	*
Neuberger Berman AMT Socially Responsive
2004	221	$11.83	2,615	-	1.40%	1.11%
2003	190	$11.70	2,222	-	1.40%	32.50%
2002	139	$8.83	1,231	-	1.40%	-15.90%
2001	85	$10.50	893	-	1.40%	-4.93%
2000	57	$11.04	634	*	*	*
OpCap Equity
2004	463	$11.67	5,397	0.90	1.40%	0.69%
2003	528	$11.59	6,121	1.11	1.40%	26.81%
2002	417	$9.14	3,813	0.88	1.40%	-22.48%
2001	452	$11.79	5,331	(0.53)	1.40%	-8.32%
2000	273	$12.86	3,508	*	*	*

58

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
OpCap Global Equity
2004	368	$12.32	$ 4,537	0.51%	1.40%	0.82%
2003	304	$12.22	3,716	0.47	1.40%	29.72%
2002	190	$9.42	1,785	0.41	1.40%	-18.58%
2001	147	$11.57	1,698	-	1.40%	-15.03%
2000	109	$13.61	1,479	*	*	*
OpCap Managed
2004	1,593	$11.29	17,982	1.68	1.40%	2.54%
2003	2,180	$11.01	23,999	1.51	1.40%	20.07%
2002	1,736	$9.17	15,916	1.66	1.40%	-18.05%
2001	1,405	$11.19	15,718	(2.13)	1.40%	-6.24%
2000	1,202	$11.93	14,338	*	*	*
OpCap Small Cap
2004	1,786	$15.09	26,957	0.05	1.40%	3.21%
2003	1,741	$14.62	25,450	0.04	1.40%	40.71%
2002	1,331	$10.39	13,832	0.06	1.40%	-22.75%
2001	926	$13.45	12,457	(0.59)	1.40%	6.82%
2000	564	$12.59	7,095	*	*	*
Real Return
2004	18	$10.53	185	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Pioneer High Yield VCT
2004	166	$10.34	1,721	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

59

RELIASTAR LIFE INSURANCE COMPANY

SEPARATE ACCOUNT N

Notes to Financial Statements

Investment
		Units		Net Assets	Income
Division		(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Wanger Select
	2004	12	$9.98	$ 119	**** %	1.40%	****
	2003	****	****	****	****	****	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****
Wanger U.S. Small Companies
	2004	5	$10.13	46	****	1.40%	****
	2003	****	****	****	****	****	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****

*	Not provided for 2000.
**	As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
***	As this investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
****	As this investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

60
ReliaStar Life Insurance Company

Financial Statements - Statutory Basis

Period Ended September 30, 2004

Contents

Unaudited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	UF - 2
Summary of Operations - Statutory Basis	UF - 4
Statements of Changes in Capital and Surplus - Statutory Basis	UF - 5
Statements of Cash Flows - Statutory Basis	UF - 6

UF-1

Reliastar Life Insurance Company
Balance Sheets — Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Admitted assets
Cash and invested assets:
Bonds	$12,816.7	$12,084.5
Preferred stocks	51.1	44.5
Common stocks	1.3	1.1
Subsidiaries	322.0	318.4
Mortgage loans	2,240.7	2,169.4
Real estate, less accumulated depreciation of (2004-$98.8; 2003-$98.2)	95.6	98.9
Contract loans	665.2	671.2
Other invested assets	232.0	191.2
Cash and short-term investments	246.3	74.7
Total cash and invested assets	16,670.9	15,653.9

Deferred and uncollected premiums, less loading (2004-$17.7; 2003-$20.1)	132.6	160.7
Accrued investment income	153.4	144.7
Reinsurance balances recoverable	192.9	152.0
Data processing equipment, less accumulated depreciation (2004-$55.6;
2003-$63.7)	0.6	1.5
Indebtedness from related parties	—	2.3
Federal income tax recoverable, (including $81.2 and $88.8 net deferred
tax assets at September 30, 2004 and December 31, 2003, respectively)	102.8	88.8
Separate account assets	4,145.3	4,368.5
Other assets	26.7	9.0
Total admitted assets	$21,425.2	$20,581.4

UF - 2

Reliastar Life Insurance Company
Balance Sheets - Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,306.5	$11,611.5
Accident and health reserves	1,137.6	1,113.3
Deposit type contracts	626.0	693.2
Policyholders’ funds	1.7	0.8
Dividends left on deposit	0.1	0.3
Dividends payable	14.8	15.0
Unpaid claims	411.5	440.8
Total policy and contract liabilities	14,498.2	13,874.9
Interest maintenance reserve	59.5	47.0
Accounts payable and accrued expenses	126.4	150.9
Reinsurance balances due	128.1	95.7
Indebtedness to related parties	20.6	57.4
Contingency reserve	40.7	39.8
Asset valuation reserve	119.6	105.6
Borrowed money	616.5	415.0
Other liabilities	28.6	(134.2)
Separate account liabilities	4,090.4	4,360.8
Total liabilities	19,728.6	19,012.9
Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2.5	2.5
Preferred capital stock	0.1	0.1
Surplus note	100.0	100.0
Paid-in and contributed surplus	1,272.1	1,272.1
Unassigned surplus	322.0	193.9
Less treasury stock, preferred stock at September 30, 2004 and December 31, 2004	(0.1)	(0.1)
Total capital and surplus	1,696.6	1,568.5
Total liabilities and capital and surplus	$21,425.2	$20,581.4

UF - 3

Reliastar Life Insurance Company
Summary of Operations - Statutory Basis

	For the Nine	For the Year
	Months Ended	Ended
(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$2,556.1	$2,836.1
Policy proceeds and dividends left on deposit	1.1	1.1
Net investment income	682.3	921.1
Amortization of interest maintenance reserve	2.8	(10.7)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	49.9	70.9
Miscellaneous income	124.3	206.8
Total premiums and other revenues	3,416.5	4,025.3
Benefits paid or provided:
Death benefits	644.8	798.9
Annuity benefits	119.3	163.3
Surrender benefits	1,144.1	1,005.4
Interest on policy or contract funds	3.6	13.3
Accident and health benefits	308.8	379.3
Other benefits	3.6	4.3
Increase in life, annuity, and accident and health reserves	587.1	715.1
Net transfers from separate accounts	(153.2)	(34.7)
Total benefits paid or provided	2,658.1	3,044.9
Insurance expenses:
Commissions	259.9	299.8
General expenses	248.6	330.7
Insurance taxes, licenses and fees, excluding federal income taxes	37.0	37.9
Miscellaneous expenses	5.7	(0.6)
Total insurance expenses	551.2	667.8
Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	207.2	312.6
Dividends to policyholders	15.0	21.0
Gain from operations before federal income taxes and
net realized capital losses	192.2	291.6
Federal income tax expense	8.9	58.2
Gain from operations before net realized capital losses	183.3	233.4
Net realized capital losses, net of income tax benefit 2004 - $17.5 and 2003 - $2.7
excluding net transfers to the interest maintenance reserve 2004 - $15.2 and 2003 - $26.4	(29.9)	(13.7)
Net income	$153.4	$219.7

UF - 4

Reliastar Life Insurance Company
Statement of Changes in Capital and Surplus - Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Common stock:
Balance at beginning and end of period	$2.5	$2.5

Surplus note:
Balance at beginning and end of period	100.0	100.0

Paid-in and contributed surplus:
Balance at beginning and end of period	1,272.1	1,272.1

Unassigned surplus:
Balance at beginning of year	193.9	(17.0)
Net income	153.4	219.7
Change in net unrealized capital gains	15.4	46.7
Change in nonadmitted assets	18.4	13.2
Change in liability for reinsurance in unauthorized companies	(17.0)	(4.4)
Change in asset valuation reserve	(14.0)	(31.8)
Change in reserve on account of change in valuation basis	—	7.0
Other changes in surplus in separate account statement	—	2.5
Change in net deferred income tax	(12.6)	(39.2)
Change in surplus as a result of reinsurance	(1.7)	(5.7)
Dividends to stockholder	—	(2.0)
Other changes	(13.8)	4.9
Balance at end of period	322.0	193.9
Total capital and surplus	$1,696.6	$1,568.5

UF - 5

Reliastar Life Insurance Company
Statements of Cash Flows - Statutory Basis

	For the	For the
	Period Ended	Year Ended
(Unaudited)	9/30/2004	12/31/2003
	(In Millions )
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$2,603.4	$2,815.9
Net investment income received	750.1	1,108.7
Commission, expenses paid and other miscellaneous expenses	(610.9)	(620.4)
Benefits paid	(2,114.1)	(2,629.7)
Net transfers from separate accounts	162.3	139.8
Dividends paid to policyholders	(15.4)	(22.6)
Federal income taxes paid	(80.9)	(138.3)
Other revenues	226.4	261.5
Net cash provided by operations	920.9	914.9
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	10,740.0	14,661.3
Stocks	15.6	33.8
Mortgage loans	182.8	216.9
Real estate	0.9	0.3
Other invested assets	32.8	20.6
Net gain (loss) on cash and short term investments	(21.0)	0.9
Miscellaneous proceeds	39.1	0.7
Net proceeds from sales, maturities, or repayments of investments	10,990.2	14,934.5
Cost of investments acquired:
Bonds	11,529.8	15,357.3
Stocks	7.4	2.2
Mortgage loans	249.4	454.6
Real estate	—	0.8
Other invested assets	16.0	33.0
Miscellaneous applications	35.1	52.1
Total cost of investments acquired	11,837.7	15,900.0
Net change in contract loans	(5.9)	(8.2)
Net cash used in investment activities	(841.6)	(957.3)
Financing and miscellaneous activities
Cash provided:
Borrowed money received (repaid)	201.4	(69.0)
Net deposits on deposit-type contract funds	76.7	49.8
Other uses	(185.8)	(4.7)
Net cash provided by (used in) financing and miscellaneous activities	92.3	(23.9)
Net change in cash and short-term investments	171.6	(66.3)
Cash and short-term investments
Beginning of period	74.7	141.0
End of period	$246.3	$74.7

UF - 6